UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      File No.  333-45976

     Pre-Effective Amendment No.                                             |_|


     Post-Effective Amendment No. 8                                          |X|


                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
1940                                                          File No. 811-10139


     Amendment No. 9                                                         |X|


                        (Check appropriate box or boxes.)


                       NATIONWIDE VA SEPARATE ACCOUNT - D
--------------------------------------------------------------------------------
                           (Exact Name of Registrant)


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                               (Name of Depositor)


                   ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
         (Address of Depositor's Principal Executive Offices) (Zip Code)


Depositor's Telephone Number, including Area Code          (614) 249-7111
                                                           ---------------------



    PATRICIA R. HATLER, SECRETARY, ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)




Approximate Date of Proposed Public Offering        MAY 1, 2005
                                                    ----------------------------



It is proposed that this filing will become effective (check appropriate box)

|_|  immediately upon filing pursuant to paragraph (b)

|X|  on May 1, 2005 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Title of Securities Being Registered      DEFERRED VARIABLE ANNUITY CONTRACT
                                          --------------------------------------

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                       Deferred Variable Annuity Contracts
             Issued by Nationwide Life and Annuity Insurance Company
                  through its Nationwide VA Separate Account-D
                  The date of this prospectus is May 1, 2005.


--------------------------------------------------------------------------------

This prospectus contains basic information you should understand about the contracts before investing - the annuity contract is the legally binding instrument governing the relationship between you and Nationwide should you choose to invest. Please read this prospectus carefully and keep it for future reference.


The Statement of Additional Information (dated May 1, 2005), which contains additional information about the contracts and the variable account, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 31. For general information or to obtain free copies of the Statement of Additional Information, call Nationwide's service center at 1-866-221-1100 (TDD 1-800-238-3035) or write

                         Nationwide Life and Annuity Insurance Company One Nationwide Plaza, RR1-04-F4
                         Columbus, Ohio 43215

The Statement of Additional Information and other material incorporated by reference can be found on the SEC website at: WWW.SEC.GOV. Information about this product can be found at: WWW.WADDELL.COM.

BEFORE INVESTING, UNDERSTAND THAT ANNUITIES AND/OR LIFE INSURANCE PRODUCTS ARE NOT INSURED BY THE FDIC, NCUSIF, OR ANY OTHER FEDERAL GOVERNMENT AGENCY, AND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED BY, OR INSURED BY THE DEPOSITORY INSTITUTION WHERE OFFERED OR ANY OF ITS AFFILIATES. ANNUITIES THAT INVOLVE INVESTMENT RISK MAY LOSE VALUE. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
--------------------------------------------------------------------------------


The following is a list of the underlying mutual funds available under the contract.

W&R TARGET FUNDS, INC.
o    Asset Strategy Portfolio
o    Balanced Portfolio
o    Bond Portfolio
o    Core Equity Portfolio
o    Dividend Income Portfolio
o    Growth Portfolio
o    High Income Portfolio
o    International Growth Portfolio (formerly, International Portfolio)
o    International Value Portfolio (formerly, International II Portfolio)
o    Limited-Term Bond Portfolio
o    Micro Cap Growth Portfolio
o    Money Market Portfolio
o    Mortgage Securities Portfolio
o    Real Estate Securities Portfolio
o    Science and Technology Portfolio
o    Small Cap Growth Portfolio
o    Small Cap Value Portfolio
o    Value Portfolio

Purchase payments not invested in the underlying mutual funds of the Nationwide VA Separate Account-D ("variable account") can be allocated to the fixed account and if elected prior to February 1, 2003, to the Guaranteed Term Options.

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT- An accounting unit of measure used to calculate the variable account value before the annuitization date.

ANNUITIZATION DATE- The date on which annuity payments begin.

ANNUITY COMMENCEMENT DATE- The date on which annuity payments are scheduled to begin. This date may be changed by the contract owner with Nationwide's consent.

ANNUITY UNIT- An accounting unit of measure used to calculate variable annuity payments.

CONTRACT VALUE- The total value of all accumulation units plus any amount held in the fixed account and any amount held under Guaranteed Term Options.

CONTRACT YEAR- Each year the contract is in force beginning with the date the contract is issued.

FIXED ACCOUNT- An investment option which is funded by the general account of Nationwide.

GENERAL ACCOUNT- All assets of Nationwide other than those of the variable account or in other separate accounts that have been or may be established by Nationwide.

INDIVIDUAL RETIREMENT ACCOUNT- An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.

INDIVIDUAL RETIREMENT ANNUITY- An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs.

INVESTMENT-ONLY CONTRACT- A contract purchased by a Qualified Pension, Profit-Sharing or Stock Bonus Plan as defined by Section 401(a) of the Internal Revenue Code.

NATIONWIDE- Nationwide Life and Annuity Insurance Company.

NON-QUALIFIED CONTRACT- A contract which does not qualify for favorable tax treatment as a Qualified Plan, Individual Retirement Account, IRA, Roth IRA, SEP IRA, Simple IRA or Tax Sheltered Annuity.

QUALIFIED PLAN- A retirement plan that receives favorable tax treatment under
Section 401 of the Internal Revenue Code, including Investment-only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-only Contracts unless specifically stated otherwise.

ROTH IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408A of the Internal Revenue Code.

SEP IRA- An annuity contract which qualifies for favorable tax treatment under
Section 408(k) of the Internal Revenue Code.

SIMPLE IRA- An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.

SUB-ACCOUNTS- Divisions of the variable account to which underlying mutual fund shares are allocated and for which accumulation units and annuity units are separately maintained - each sub-account corresponds to a single underlying mutual fund.

TAX SHELTERED ANNUITY- An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code. The Tax Sheltered Annuities described in this prospectus are not subject to the Employee Retirement Income Security Act of 1974.

VALUATION PERIOD- Each day the New York Stock Exchange is open for business.

VARIABLE ACCOUNT- Nationwide VA Separate Account-D, a separate account of Nationwide that contains variable account allocations. The variable account is divided into sub-accounts, each of which invests in shares of a separate underlying mutual fund.

TABLE OF CONTENTS

GLOSSARY OF SPECIAL TERMS...................................
CONTRACT EXPENSES...........................................
UNDERLYING MUTUAL FUND ANNUAL EXPENSES......................
EXAMPLE.....................................................
SYNOPSIS OF THE CONTRACTS...................................
FINANCIAL STATEMENTS........................................
CONDENSED FINANCIAL INFORMATION.............................
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY...............
GENERAL DISTRIBUTOR.........................................
INVESTING IN THE CONTRACT...................................
     The Variable Account and Underlying Mutual Funds
     Guaranteed Term Options
     The Fixed Account
THE CONTRACT IN GENERAL.....................................
     Distribution, Promotional and Sales Expenses
     Underlying Mutual Funds
     Profitability
STANDARD CHARGES AND DEDUCTIONS.............................
     Mortality and Expense Risk Charge
     Contract Maintenance Charge
     Contingent Deferred Sales Charge
     Premium Taxes
     Short-Term Trading Fees
OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS..........
     CDSC Option
     Death Benefit Options
     Guaranteed Minimum Income Benefit Options
     Nursing Home and Long Term Care Option
     Beneficiary Protector Option
REMOVAL OF VARIABLE ACCOUNT CHARGES.........................
CONTRACT OWNERSHIP..........................................
     Joint Ownership
     Contingent Ownership
     Annuitant
     Beneficiary and Contingent Beneficiary
OPERATION OF THE CONTRACT...................................
     Minimum Initial and Subsequent Purchase Payments
     Pricing
     Allocation of Purchase Payments
     Determining the Contract Value
     Transfers Prior to Annuitization
     Transfers After Annuitization
     Transfer Requests
     Transfer Restrictions
RIGHT TO REVOKE.............................................
SURRENDER (REDEMPTION)......................................
     Partial Surrenders (Partial Redemptions)
     Full Surrenders (Full Redemptions)
     Surrenders Under a Texas Optional Retirement Program
        or a Louisiana Optional Retirement Plan
     Surrenders Under a Tax Sheltered Annuity
LOAN PRIVILEGE..............................................
     Minimum and Maximum Loan Amounts
     Maximum Loan Processing Fee
     How Loan Requests are Processed
     Loan Interest
     Loan Repayment
     Distributions and Annuity Payments
     Transferring the Contract
     Grace Period and Loan Default
ASSIGNMENT..................................................
CONTRACT OWNER SERVICES.....................................
     Asset Rebalancing
     Dollar Cost Averaging
     Systematic Withdrawals
ANNUITY COMMENCEMENT DATE...................................
ANNUITIZING THE CONTRACT....................................
     Annuitization Date
     Annuitization
     Fixed Payment Annuity
     Variable Payment Annuity
     Frequency and Amount of Annuity Payments
     Guaranteed Minimum Income Benefit Options ("GMIB")
     Annuity Payment Options
DEATH BENEFITS..............................................
     Death of Contract Owner - Non-Qualified Contracts
     Death of Annuitant - Non-Qualified Contracts
     Death of Contract Owner/Annuitant
     Death Benefit Payment
STATEMENTS AND REPORTS......................................
LEGAL PROCEEDINGS...........................................
ADVERTISING ................................................
     Money Market Yields
     Historical Performance of the Sub-Accounts
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL
     INFORMATION............................................
APPENDIX A: UNDERLYING MUTUAL FUNDS.........................
APPENDIX B: CONDENSED FINANCIAL INFORMATION.................
APPENDIX C: CONTRACT TYPES AND TAX INFORMATION..............

CONTRACT EXPENSES

The following tables describe the fees and expenses that a contract owner will pay when buying, owning, or surrendering the contract.

The first table describes the fees and expenses a contract owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.

------------------------------------------------------------------------------------------------------------------------------------
                       CONTRACT OWNER TRANSACTION EXPENSES
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM CONTINGENT DEFERRED SALES CHARGE ("CDSC") (as a percentage of purchase payments surrendered).....................     8%   1
MAXIMUM LOAN PROCESSING FEE..............................................................................................     $25  2
MAXIMUM PREMIUM TAX CHARGE (as a percentage of purchase payments)........................................................     5%   3
------------------------------------------------------------------------------------------------------------------------------------

The next table describes the fees and expenses that a contract owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).

------------------------------------------------------------------------------------------------------------------------------------
                           RECURRING CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

CONTRACT MAINTENANCE CHARGE..............................................................................................     $30  4

ANNUAL LOAN INTEREST CHARGE..............................................................................................     2.25%5

VARIABLE ACCOUNT ANNUAL EXPENSES (annualized rate of total variable account charges as a percentage of the daily net assets)6

     MORTALITY AND EXPENSE RISK CHARGE...................................................................................     1.35%

     7 YEAR CDSC OPTION..................................................................................................     0.05%7
     Total Variable Account Charges (including this option only).........................................................     1.40%
------------------------------------------------------------------------------------------------------------------------------------
                            (CONTINUED ON NEXT PAGE)
------------------------------------------------------------------------------------------------------------------------------------



----------------------

1 Range of CDSC over time:

-------------------------------------------------------------------------------------------------------------------------------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT               0         1         2         3          4         5         6         7          8
-------------------------------------------------------------------------------------------------------------------------------
CDSC PERCENTAGE                       8%        8%        7%         6%        5%        4%        3%         2%        0%
-------------------------------------------------------------------------------------------------------------------------------

Each contract year, the contract owner may withdraw without a CDSC the greatest of:

(1)  The lesser of:

     (a) 12% of the following: the total of all purchase payments that are subject to CDSC, less any purchase payments previously withdrawn that were subject to CDSC at the time of the withdrawal; or

     (b)  12% of the contract value; or

(2)  current contract year earnings; or

(3) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This free withdrawal privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities or other Qualified Plans.

2 Nationwide may assess a loan processing fee at the time each new loan is processed. Currently, Nationwide does not assess a loan processing fee. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a loan processing fee.

3 Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state of other government entities.

4 Each year, on the contract anniversary, Nationwide will deduct the Contract Maintenance Charge. Nationwide will waive the Contract Maintenance Charge on any contract anniversary that the contract value is $50,000 or more.

5 The loan interest rate is determined, based on market conditions, at the time of loan appliation or issuance. The loan balance in the collateral fixed account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is an annual rate of 2.25%, which is applied against the outstanding loan balance.

6 These charges apply only to sub-account allocations. They do not apply to allocations made to the fixed account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above. 7 Range of

7    year CDSC over time:

----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ----------
NUMBER OF COMPLETED YEARS FROM
DATE OF PURCHASE PAYMENT                0          1          2          3           4          5          6          7
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ----------
CDSC PERCENTAGE                        8%         7%         6%          5%         4%         3%         2%         0%
----------------------------------- ---------- ---------- ---------- ----------- ---------- ---------- ---------- ----------

------------------------------------------------------------------------------------------------------------------------------------
                     RECURRING CONTRACT EXPENSES (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

     DEATH BENEFIT OPTIONS (an applicant may elect one)

         MAXIMUM ANNIVERSARY DEATH BENEFIT...............................................................................     0.15%
         Total Variable Account Charges (including this option only).....................................................     1.50%

         FIVE YEAR RESET DEATH BENEFIT...................................................................................     0.05%
         Total Variable Account Charges (including this option only).....................................................     1.40%

     GUARANTEED MINIMUM INCOME BENEFIT OPTIONS (only available for contracts issued prior to May 1, 2003) (an applicant could elect one)

         5% INTEREST GUARANTEED MINIMUM INCOME BENEFIT OPTION............................................................     0.45%
         Total Variable Account Charges (including this option only).....................................................     1.80%

         MAXIMUM ANNIVERSARY GUARANTEED MINIMUM INCOME BENEFIT OPTION....................................................     0.30%
         Total Variable Account Charges (including this option only).....................................................     1.65%

     NURSING HOME AND LONG TERM CARE OPTION..............................................................................     0.05%
     Total Variable Account Charges (including this option only).........................................................     1.40%

     BENEFICIARY PROTECTOR OPTION........................................................................................     0.40%1
     Total Variable Account Charges (including this option only).........................................................     1.75%
         In addition to the charge assessed to variable account allocations, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
------------------------------------------------------------------------------------------------------------------------------------

The next table shows the fees and expenses that a contract owner would pay if he/she elected all of the optional benefits available under the contract (and the most expensive of mutually exclusive optional benefits).

------------------------------------------------------------------------------------------------------------------------------------
                      SUMMARY OF MAXIMUM CONTRACT EXPENSES
------------------------------------------------------------------------------------------------------------------------------------

Mortality and Expense Risk Charge (applicable to all contracts)..........................................................     1.35%

7 Year CDSC Option.......................................................................................................     0.05%

Maximum Anniversary Death Benefit........................................................................................     0.15%

5% Interest Guaranteed Minimum Income Benefit Option.....................................................................     0.45%

Nursing Home and Long Term Care Option...................................................................................     0.05%

Beneficiary Protector Option.............................................................................................     0.40%
------------------------------------------------------------------------------------------------------------------------------------

MAXIMUM POSSIBLE TOTAL VARIABLE ACCOUNT CHARGES..........................................................................     2.45%
------------------------------------------------------------------------------------------------------------------------------------

UNDERLYING MUTUAL FUND ANNUAL EXPENSES


The next table shows the minimum and maximum total operating expenses as of December 31, 2004 charged by the underlying mutual funds periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses, including waivers and reimbursements, is contained in the prospectus for each underlying mutual fund.

------------------------------------------------------------------------------------------------------------------------------------
Total Annual Underlying Mutual Fund Operating Expenses                                                        Minimum      Maximum
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from underlying mutual fund assets, including management fees, distribution 0.76% 1.55% (12b-1) fees, and other expenses as a percentage of average underlying mutual fund assets)
------------------------------------------------------------------------------------------------------------------------------------

The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.

----------------------

1    This option may be elected at any time.

EXAMPLE


This Example is intended to help contract owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, variable account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which if reflected would result in higher expenses.


The Example assumes:

o    a $10,000 investment in the contract for the time periods indicated;

o    a 5% return each year;

o the maximum and the minimum fees and expenses of any of the underlying mutual funds;

o    the 7 year CDSC schedule; and

o the total variable account charges associated with the most expensive combination of optional benefits (2.45%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.

------------------------------------------------------------------------------------------------------------------------------------
                                     If you surrender your contract          If you do not          If you annuitize your contract
                                      at the end of the applicable             surrender             at the end of the applicable
                                               time period                   your contract                    time period
------------------------------------------------------------------------------------------------------------------------------------
                                      1 Yr.  3 Yrs.  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs. 5 Yrs.  10 Yrs.  1 Yr. 3 Yrs.  5 Yrs.   10 Yrs.
------------------------------------------------------------------------------------------------------------------------------------
Maximum Total Underlying Mutual
Fund Operating Expenses (1.55%)       1,156   1,889  2,632   4,615    452   1,361   2,280   4,615     *    1,361   2,280    4,615
------------------------------------------------------------------------------------------------------------------------------------
Minimum Total Underlying Mutual
Fund Operating Expenses (0.76%)       1,073   1,648  2,244   3,911    369   1,120   1,892   3,911     *    1,120   1,892    3,911
------------------------------------------------------------------------------------------------------------------------------------


*The contracts sold under this prospectus do not permit annuitization during the first two contract years.

SYNOPSIS OF THE CONTRACTS

The contracts described in this prospectus are flexible purchase payment contracts. The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate agreement(s)."

The contracts can be categorized as:
o    Charitable Remainder Trusts;
o    Individual Retirement Annuities ("IRAs");
o    Investment-only Contracts (Qualified Plans);
o    Non-Qualified Contracts;
o    Roth IRAs;
o    Simplified Employee Pension IRAs ("SEP IRAs");
o    Simple IRAs; and
o    Tax Sheltered Annuities (Non-ERISA).

For more detailed information with regard to the differences in the contract types, please see "Types of Contracts" in Appendix C.


PURPOSE OF THE CONTRACT

The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used:

o    by institutional investors;

o    in connection with other Nationwide contracts that have the same annuitant;
     or

o in connection with other Nationwide contracts that have different annuitants, but the same contract owner.

By providing these annuity benefits, Nationwide assumes certain risks. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk, including, but not limited to, rescinding the contract and returning the contract value (less any applicable Contingent Deferred Sales Charge and/or market value adjustment). Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete or otherwise deficient information provided by the contract owner.


MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS

------------------------- ------------------ --------------------
        CONTRACT               MINIMUM       MINIMUM SUBSEQUENT
          TYPE            INITIAL PURCHASE    PURCHASE PAYMENTS
                               PAYMENT
------------------------- ------------------ --------------------
Charitable Remainder            $2,000              $1,000*
Trust
------------------------- ------------------ --------------------
IRA                             $2,000              $1,000*
------------------------- ------------------ --------------------
Investment-only                 $2,000              $1,000*
------------------------- ------------------ --------------------
Non-Qualified                   $2,000              $1,000*
------------------------- ------------------ --------------------
Roth IRA                        $2,000              $1,000*
------------------------- ------------------ --------------------
SEP IRA                         $2,000              $1,000*
------------------------- ------------------ --------------------
Simple IRA                      $2,000              $1,000*
------------------------- ------------------ --------------------
Tax Sheltered Annuity           $2,000              $1,000*
------------------------- ------------------ --------------------


*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $100.


Guaranteed Term Options

Guaranteed Term Options are separate investment options that were available prior to February 1, 2003. No new allocations may be directed to the Guaranteed Term Options.

CHARGES AND EXPENSES

Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 1.35% of the daily net assets of the variable account. Nationwide assesses this charge in return for bearing certain mortality and expense risks, and for certain administrative expenses.

A $30 Contract Maintenance Charge is assessed to each contract on the contract anniversary date (and on the surrender date upon full surrender of the contract). This charge will be waived for each year that the contract value is $50,000 or more on the contract anniversary.

Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a CDSC if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 8% of purchase payments surrendered.

A 7 Year CDSC Option is available under the contract at the time of application. Nationwide will deduct an additional charge equal to an annualized rate of 0.05% of the daily net assets of the variable account if the contract owner elects the 7 Year CDSC Option.

Two optional death benefits are available under the contract at the time of application. If the contract owner elects one of the optional death benefits, Nationwide will deduct an additional charge equal to an annualized rate of 0.15% of the daily net assets of the variable account if the contract owner elects the Maximum Anniversary Death Benefit or an additional 0.05% if the contract owner elects the Five Year Reset Death Benefit (see "Death Benefit Payment"). For more information about the standard and optional death benefit(s), please see the "Death Benefit Payment" provision.

For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit options were available under the contract at the time of application. If the contract owner elected one of the Guaranteed Minimum Income Benefit options, Nationwide will deduct an additional charge at an annualized rate of 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen (see "Guaranteed Minimum Income Benefits").

An optional Nursing Home and Long Term Care option is available under the contract at the time of application. Nationwide will deduct an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account if the contract owner elects the Nursing Home and Long Term Care Option (see "Nursing Home and Long Term Care Option").

A Beneficiary Protector Option is available for contracts with annuitants who are age 70 or younger at the time the option is elected. If the contract owner of an eligible contract elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account. Additionally, allocations made to the fixed account or to the Guaranteed Term Options will be assessed a fee of 0.40%. Any guaranteed interest rate of return for assets in the guarantee term options or in the fixed account will be lowered by 0.40% due to the assessment of this charge. See "Beneficiary Protector Option."

Upon annuitization of the contract, any amounts assessed for any optional benefits elected will be waived and only those charges applicable to the base contract will be assessed.

ANNUITY PAYMENTS

Annuity payments begin on the annuitization date and will be based on the annuity payment option chosen prior to annuitization. Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

TAXATION

How a contract is taxed depends on the type of contract issued and the purpose for which the contract is purchased. Nationwide will charge against the contract any premium taxes levied by any governmental authority (see Appendix C and "Premium Taxes").

TEN DAY FREE LOOK

Contract owners may return the contract for any reason within ten days of receipt and Nationwide will refund the contract value or other amounts required by law (see "Right to Revoke").

FINANCIAL STATEMENTS


Financial statements for the variable account and Nationwide Life and Annuity Insurance Company are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting Nationwide's home office at the telephone number listed on page 1 of this prospectus.


CONDENSED FINANCIAL INFORMATION

The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit"). Please refer to Appendix B for information regarding each class of accumulation units.

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

Nationwide is a stock life insurance company organized under Ohio law in February, 1981, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities and retirement products.

Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.

GENERAL DISTRIBUTOR

The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202.

INVESTING IN THE CONTRACT

THE VARIABLE ACCOUNT AND UNDERLYING MUTUAL FUNDS

Nationwide VA Separate Account-D is a variable account that contains the underlying mutual funds listed in Appendix A. The variable account was established on July 26, 2000, pursuant to Ohio law. Although the variable account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the variable account.

Income, gains, and losses credited to, or charged against, the variable account reflect the variable account's own investment experience and not the investment experience of Nationwide's other assets. The variable account's assets are held separately from Nationwide's assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to contract owners under the contracts.

The variable account is divided into sub-accounts, each corresponding to a single underlying mutual fund. Nationwide uses the assets of each sub-account to buy shares of the underlying mutual funds based on contract owner instructions. Each underlying mutual fund's prospectus contains more detailed information about that fund. Prospectuses for the underlying mutual funds should be read in conjunction with this prospectus.

Underlying mutual funds in the variable account are NOT publicly traded funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Contract owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the variable account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.

The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract owners will receive notice of any such changes that affect their contract. Additionally, not all of the underlying mutual funds are available in every state.

Voting Rights

Contract owners who have allocated assets to the underlying mutual funds are entitled to certain voting rights. Nationwide will vote contract owner shares at special shareholder meetings based on contract owner instructions. However, if the law changes allowing Nationwide to vote in its own right, it may elect to do so.

Contract owners with voting interests in an underlying mutual fund will be notified of issues requiring the shareholders' vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received.

The number of shares which a contract owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the net asset value of the underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.

Material Conflicts

The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.

Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the contract owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect contract owners and variable annuity payees, including withdrawal of the variable account from participation in the underlying mutual fund(s) involved in the conflict.

Substitution of Securities

Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:

1) shares of a current underlying mutual fund are no longer available for investment; or

2)   further investment in an underlying mutual fund is inappropriate.

No substitution, elimination, or combination of shares may take place without the prior approval of the SEC.

GUARANTEED TERM OPTIONS

Guaranteed Term Options are separate investment options that were available prior to February 1, 2003. Effective February 1, 2003, no new allocations may be directed to the Guaranteed Term Options. Guaranteed Term Options ("GTOs") are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account's assets are held separately from Nationwide's other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, the general assets of Nationwide are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide's claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus.

Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years.
Note: The guaranteed term may last for up to 3 months beyond the 3, 5, 7, or 10 year period since every guaranteed term will end on the final day of a calendar quarter.

For the duration selected, Nationwide will declare a guaranteed interest rate. That rate will be credited to amounts allocated to the Guaranteed Term Option UNLESS a distribution is taken before the maturity date. If a distribution occurs before the maturity date, the amount distributed will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount distributed depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.

Because a market value adjustment can affect the value of a distribution, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. Please refer to the prospectus for the Guaranteed Term Options for further information.

For contract owners that elected the Beneficiary Protector Option, allocations made to the Guaranteed Term Options will be assessed a fee of 0.40%. Consequently, any guaranteed rate of return for assets in the Guaranteed Term Options will be lowered by 0.40% due to the assessment of this charge.

Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the annuitization date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging, or Systematic Withdrawals.

THE FIXED ACCOUNT

The fixed account is an investment option that is funded by assets of Nationwide's general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations. The general account is not subject to the same laws as the variable account and the SEC has not reviewed material in this prospectus relating to the fixed account.

Purchase payments will be allocated to the fixed account by election of the contract owner. The fixed account is not available for contracts issued in the State of South Carolina. Nationwide reserves the right to limit or refuse purchase payments at its sole discretion. Nationwide reserves the right to refuse transfers into the fixed account if the fixed account value is (or would be after the transfer) equal to or greater than 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

The investment income earned by the fixed account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of fixed account allocations:

o New Money Rate - The rate credited on the fixed account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.

o Variable Account to Fixed Rate - Allocations transferred from any of the underlying investment options in the variable account to the fixed account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the variable account to the fixed account.

o Renewal Rate - The rate available for maturing fixed account allocations which are entering a new guarantee period. The contract owner will be notified of this rate in a letter issued with the quarterly statements when any of the money in the contract owner's fixed account matures. At that time, the contract owner will have an opportunity to leave the money in the fixed account and receive the Renewal Rate or the contract owner can move the money to any of the other underlying mutual fund options.

o Dollar Cost Averaging Rate - From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program.

All of these rates are subject to change on a daily basis; however, once applied to the fixed account, the interest rates are guaranteed until the end of the calendar quarter during the 12 month anniversary in which the fixed account allocation occurs.

Credited interest rates are annualized rates - the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.

The guaranteed rate for any purchase payment will be effective for not less than twelve months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law.

Any interest in excess of the minimum interest rate required by applicable state law will be credited to fixed account allocations at Nationwide's sole discretion. The contract owner assumes the risk that interest credited to fixed account allocations may not exceed the minimum interest rate required by applicable state law.

Nationwide guarantees that the fixed account contract value will not be less than the amount of the purchase payments allocated to the fixed account, plus interest credited as described above, less surrenders and any applicable charges including CDSC.

Charge Assessed for the Beneficiary Protector Option

All guaranteed interest rates credited to the fixed account will be determined as described above. Based on the criteria listed above, it is possible for a contract with various optional benefits to receive the same guaranteed rate of interest as a contract with no optional benefits. However, for contract owners that elect the Beneficiary Protector Option, a charge for that option is assessed to assets in the fixed account. Consequently, even though the guaranteed interest rate credited does not change, the charge assessed for the Beneficiary Protector Option will result in investment returns lower than the interest rate credited, as specified below.

For contract owners that elect, or have elected, the Beneficiary Protector Option, payments or transfers made to the fixed account will be assessed a fee of 0.40%. Consequently, any guaranteed interest rate of return for assets in the fixed account will be lowered by 0.40% due to the assessment of this charge.

Although there is a fee assessed to the assets in the fixed account for the Beneficiary Protector Option, Nationwide guarantees that the guaranteed interest rate credited to any assets in the fixed account will never be less than the minimum interest rate required by applicable state law.

THE CONTRACT IN GENERAL

Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial consultants and advisers, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates.

Nationwide offers a wide array of such products, many with different charges, benefit features and underlying investment options. The process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with your investment objectives, risk tolerance, investment time horizon, marital status, tax situation and other personal characteristics and needs. Not all benefits, programs, features and investment options described in this prospectus are available or approved for use in every state.

These contracts are offered to customers of brokerage firms. No institution or brokerage firm is responsible for the guarantees under the contracts. Guarantees under the contracts are the sole responsibility of Nationwide.

In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that contract owners and prospective contract owners understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract and optional charges may not be the same in later contract years as they are in early contract years. The various contract and optional benefit charges are assessed in order to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.

Following is a discussion of some relevant factors that may be of particular interest to prospective investors.

DISTRIBUTION, PROMOTIONAL AND SALES EXPENSES

Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 7.75% of purchase payments. Note that the individual registered representatives typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.

In addition to or partially in lieu of commission, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. For more information on the exact compensation arrangement associated with this contract, please consult your registered representative.

UNDERLYING MUTUAL FUNDS

The underlying mutual funds incur expense each time they sell, administer, or redeem their shares. The variable account (established and administered by Nationwide) aggregates all contract owner purchase, redemption, and transfer requests and submits one net purchase/redemption request to the underlying mutual fund each day. Thus, from the underlying mutual fund's standpoint, the variable account is a single shareholder. When the variable account aggregates transactions, the underlying mutual fund is relieved of incurring the expense of processing individual transactions. The expense is incurred by Nationwide.

Nationwide also pays the costs of selling the contract (as discussed above), which benefits the underlying mutual funds by providing contract owners with access to the sub-accounts that correspond to the underlying mutual funds.

The underlying mutual funds understand and acknowledge the value of these services provided by Nationwide. Accordingly, the underlying mutual funds pay Nationwide (or Nationwide affiliates) a fee for some of the distribution and operational services that Nationwide provides (and related costs incurred).

These payments may be made pursuant to an underlying mutual fund's 12b-1 plan, in which case they are deducted from underlying mutual fund assets. Alternatively, such payments may be made pursuant to service/administration agreements between Nationwide (or a Nationwide affiliate) and the underlying mutual fund's adviser (or its affiliates), in which case payments are typically made from assets outside of the underlying mutual fund assets. In some cases, however, payments received may derive from sub-transfer agent fees or fees taken pursuant to administrative service plans adopted by the underlying mutual fund.

Nationwide took into consideration the anticipated payments from underlying mutual funds when it determined the charges that would be assessed under the contract. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract.

PROFITABILITY

Nationwide does consider profitability when determining the charges in the contract. In early contract years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later contract years. In general, Nationwide's profit will be greater the higher the investment return and the longer the contract is held.

STANDARD CHARGES AND DEDUCTIONS

MORTALITY AND EXPENSE RISK CHARGE

Nationwide deducts a Mortality and Expense Risk Charge from the variable account. This amount is computed on a daily basis and is equal to an annualized rate of 1.35% of the daily net assets of the variable account.

The mortality risk component compensates Nationwide for guaranteeing the annuity purchase rates of the contracts. This guarantee ensures that the annuity purchase rates will not change regardless of the death rates of annuity payees or the general population. The mortality risk component also compensates Nationwide for risks assumed in connection with the standard death benefit, but only partially compensates Nationwide in connection with the two optional death benefits, for which there are separate charges.

The expense risk component compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses.

If the Mortality and Expense Risk Charge is insufficient to cover actual expenses, the loss is borne by Nationwide. Nationwide may realize a profit from this charge.

CONTRACT MAINTENANCE CHARGE

Nationwide deducts a Contract Maintenance Charge of $30 on each contract anniversary and upon full surrender of the contract. This charge reimburses Nationwide for administrative expenses involved in issuing and maintaining the contract.

The deduction of the Contract Maintenance Charge will be taken proportionately from each sub-account and the fixed account based on the value in each option as compared to the total contract value.

If, on any contract anniversary (or on the date of a full surrender), the contract value is $50,000 or more, Nationwide will waive the Contract Maintenance Charge for that year.

Nationwide will not increase the Contract Maintenance Charge. Nationwide will not reduce or eliminate the Contract Maintenance Charge where it would be discriminatory or unlawful.

CONTINGENT DEFERRED SALES CHARGE

No sales charge deduction is made from the purchase payments when amounts are deposited into the contracts. However, if any part of the contract is surrendered, Nationwide may deduct a CDSC. The CDSC will not exceed 8% of purchase payments surrendered.

The CDSC is calculated by multiplying the applicable CDSC percentage (noted below) by the amount of purchase payments surrendered.

For purposes of calculating the CDSC, surrenders are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. Earnings are not subject to the CDSC. However, earnings may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a surrender is usually treated as a withdrawal of earnings first.)

The CDSC applies as follows:
---------------------------------- ----------------------------
 NUMBER OF COMPLETED YEARS FROM               CDSC
    DATE OF PURCHASE PAYMENT               PERCENTAGE
---------------------------------- ----------------------------
                0                              8%
---------------------------------- ----------------------------
                1                              8%
---------------------------------- ----------------------------
                2                              7%
---------------------------------- ----------------------------
                3                              6%
---------------------------------- ----------------------------
                4                              5%
---------------------------------- ----------------------------
                5                              4%
---------------------------------- ----------------------------
                6                              3%
---------------------------------- ----------------------------
                7                              2%
---------------------------------- ----------------------------
                8                              0%
---------------------------------- ----------------------------

The CDSC is used to cover sales expenses, including commissions, production of sales material and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide's general account, which may indirectly include portions of the variable account charges, since Nationwide may generate a profit from these charges.

All or a portion of any withdrawal may be subject to federal income taxes. Contract owners taking withdrawals before age 59 1/2 may be subject to a 10% penalty tax.

Waiver of Contingent Deferred Sales Charge

Each contract year, the contract owner may withdraw without a CDSC the greatest of:

1)   the lesser of:

     a) 12% of the following: the total of all purchase payments that are subject to CDSC, less any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or

     b)   12% of the contract value; or

2)   current contract year earnings; or

3) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

This CDSC-free privilege is non-cumulative. Free amounts not taken during any given contract year cannot be taken as free amounts in a subsequent contract year.

In addition, no CDSC will be deducted:

1) upon the annuitization of contracts which have been in force for at least two years;

2)   upon payment of a death benefit; or

3)   from any values which have been held under a contract for at least 8 years.

No CDSC applies to transfers among sub-accounts or between or among the Guaranteed Term Options, the fixed account and/or the variable account.

A contract held by a Charitable Remainder Trust (as defined by Internal Revenue Code Section 664) may withdraw CDSC-free the greater of (a) or (b), where:

a) is the amount which would otherwise be available for withdrawal without a CDSC; and

b) is the difference between the total purchase payments made to the contract as of the date of the withdrawal (reduced by previous withdrawals) and the contract value at the close of the day prior to the date of the withdrawal.

The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.

Terminal Illness and Disability

No CDSC will be charged if:

1) the contract owner has been diagnosed by a physician (after contract issuance) to have a terminal illness; and

2) Nationwide receives and records a letter from that physician indicating such diagnosis.

In addition, no CDSC will be charged if after contract issuance and before the contract owner attains age 65, the contract owner becomes disabled.

Written notice and proof of terminal illness or disability must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

This contract is not designed for and does not support active trading strategies. In order to protect investors in this contract that do not utilize such strategies, Nationwide may initiate certain exchange offers intended to provide contract owners that meet certain criteria with an alternate variable annuity designed to accommodate active trading. If this contract is exchanged as part of an exchange offer, the exchange will be made on the basis of the relative net asset values of the exchanged contract. Furthermore, no CDSC will be assessed on the exchanged assets and Nationwide will "tack" the contract's CDSC schedule onto the new contract. This means that the CDSC schedule will not start anew on the exchanged assets in the new contract; rather, the CDSC schedule from the exchanged contract will be applied to the exchanged assets both in terms of percentages and the number of completed contract years. This enables the contract owner to exchange into the new contract without having to start a new CDSC schedule on exchanged assets. However, if subsequent purchase payments are made to the new contract, they will be subject to any applicable CDSC schedule that is part of the new contract.

For those contracts that have a non-natural person as the contract owner acting as an agent for a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner does NOT own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.

PREMIUM TAXES

Nationwide will charge against the contract value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5%. This range is subject to change. The method used to assess premium tax will be determined by Nationwide at its sole discretion in compliance with state law.

If applicable, Nationwide will deduct premium taxes from the contract either at:

1)   the time the contract is surrendered;

2)   annuitization; or

3)   such earlier date as Nationwide becomes subject to premium taxes.

Premium taxes may be deducted from death benefit proceeds.

SHORT-TERM TRADING FEES

Some underlying mutual funds may assess (or reserve the right to assess) a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of allocation to the sub-account.

Short-term trading fees are intended to compensate the underlying mutual fund (and contract owners with interests allocated in the underlying mutual fund) for the negative impact on fund performance that may result from frequent, short-term trading strategies. Short-term trading fees are not intended to affect the large majority of contract owners not engaged in such strategies.

Any short-term trading fee assessed by any underlying mutual fund available in conjunction with the contracts described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading. Short-term trading fees will only apply to those sub-accounts corresponding to underlying mutual funds that charge such fees (see the underlying mutual fund prospectus). Any short-term trading fees paid are retained by the underlying mutual fund, not by Nationwide, and are part of the underlying mutual fund's assets. Contract owners are responsible for monitoring the length of time allocations are held in any particular underlying mutual fund. Nationwide will not provide advance notice of the assessment of any applicable short-term trading fee.

Currently, none of the underlying mutual funds offered under the contract assess a short-term trading fee.

If a short-term trading fee is assessed, the underlying mutual fund will charge the variable account 1% of the amount determined to be engaged in short-term trading. The variable account will then pass the short-term trading fee on to the specific contract owner that engaged in short-term trading by deducting an amount equal to the short-term trading fee from that contract owner's sub-account value. All such fees will be remitted to the underlying mutual fund; none of the fee proceeds will be retained by Nationwide or the variable account.

When multiple purchase payments (or exchanges) are made to a sub-account that is subject to short-term trading fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining short-term trading fees. In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees. Transactions that are not subject to short-term trading fees include:

o scheduled and systematic transfers, such as Dollar Cost Averaging, Asset Rebalancing, and Systematic Withdrawals;

o    contract loans or surrenders, including CDSC-free withdrawals;

o    transfers made upon annuitization of the contract;

o    surrenders of annuity units to make annuity payments;

o    surrenders of accumulation units to pay a death benefit; or

o    surrenders of accumulation units to pay the contract maintenance charge.

New share classes of certain currently available underlying mutual funds may be added as investment options under the contracts. These new share classes may require the assessment of short-term trading or redemption fees. When these new share classes are added, new purchase payment allocations and exchange reallocations to the underlying mutual funds in question may be limited to the new share class.

OPTIONAL CONTRACT BENEFITS, CHARGES AND DEDUCTIONS


For an additional charge, the following optional benefits are available to contract owners. Not all optional benefits are available in every state. Unless otherwise indicated:

(1)  optional benefits must be elected at the time of application;

(2)  optional benefits, once elected, may not be terminated; and

(3) the charges associated with the optional benefits will be assessed until annuitization.


CDSC OPTION

7 Year CDSC Option

For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner may choose the 7 Year CDSC Option. Nationwide may realize a profit from this charge.

Under this option, CDSC will not exceed 8% of purchase payments surrendered. The CDSC schedule is as follows:

----------------------------- ---------------------------
 NUMBER OF COMPLETED YEARS               CDSC
   FROM DATE OF PURCHASE              PERCENTAGE
          PAYMENT
----------------------------- ---------------------------
             0                            8%
----------------------------- ---------------------------
             1                            7%
----------------------------- ---------------------------
             2                            6%
----------------------------- ---------------------------
             3                            5%
----------------------------- ---------------------------
             4                            4%
----------------------------- ---------------------------
             5                            3%
----------------------------- ---------------------------
             6                            2%
----------------------------- ---------------------------
             7                            0%
----------------------------- ---------------------------

DEATH BENEFIT OPTIONS

If the contract owner chooses an optional death benefit, Nationwide will deduct an additional charge equal to an annualized rate of either 0.15% (for the Maximum Anniversary Death Benefit) or 0.05% (for the Five Year Reset Death Benefit) of the daily net assets of the variable account, depending upon which option was chosen. Nationwide may realize a profit from these charges.

Nationwide may lower either of these charges at any time without notifying contract owners. Further information about these benefits can be found in the "Death Benefit Payment" provision. All of the following death benefit options may not be available in every state.

Maximum Anniversary Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value; or

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS

For contracts issued prior to May 1, 2003, the contract owner could have purchased one of two Guaranteed Minimum Income Benefit options at the time of application. If elected, Nationwide will deduct an additional charge at an annualized rate of either 0.45% or 0.30% of the daily net assets of the variable account, depending on which option was chosen. Nationwide may realize a profit from this charge. Guaranteed Minimum Income Benefit options provide for a minimum guaranteed value that may replace the contract value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit may afford protection against unfavorable investment performance.

NURSING HOME AND LONG TERM CARE OPTION

For an additional charge at an annualized rate of 0.05% of the daily net assets of the variable account, the contract owner may elect the Nursing Home and Long Term Care Option. Nationwide may realize a profit from this charge. If this option is elected, Nationwide will waive any applicable CDSC upon notification that the contract owner has been confined to a nursing home or long term care facility for a continuous 90-day period that began on or after the third contract anniversary. Nationwide must receive the notification during the period of confinement or within 90 days after release.

Written notice and proof of confinement must be received in a form satisfactory to Nationwide and recorded at Nationwide's home office prior to waiver of the CDSC.

For those contracts that have a non-natural person as the contract owner acting as an agent for a natural person, the annuitant may exercise the rights of the contract owner for the purposes described in this provision. If the non-natural contract owner does NOT own the contract as an agent for a natural person (e.g., the contract owner is a corporation or a trust for the benefit of an entity), the annuitant may NOT exercise the rights described in this provision.

BENEFICIARY PROTECTOR OPTION

For an additional charge at an annualized rate of 0.40% of the daily net assets of the variable account, the contract owner may purchase a Beneficiary Protector Option. Nationwide may realize a profit from this charge. The Beneficiary Protector Option provides that upon the death of the annuitant and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract. If the Beneficiary Protector Option is elected with a contract that also has spousal protection, the term annuitant shall mean the person designated as the annuitant on the application; the person designated as the co-annuitant does not have any rights under this benefit, unless the co-annuitant is also the beneficiary.

The Beneficiary Protector Option is credited to the contract upon the death of the annuitant. Upon the death of the annuitant, and after the Beneficiary Protector Option is credited to the contract, the beneficiary(ies) may:

a)   terminate the contract; or

b)   continue the contract in accordance with the "Required Distributions"
     section in Appendix C.

Once the credit is applied to the contract, the charge for the credit is no longer assessed.

The Beneficiary Protector Option is only available for contracts with annuitants who are age 70 or younger at the time of election.

How Credits to the Contract are Calculated

If the Beneficiary Protector Option was elected at the time of application AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings

Adjusted Earnings = (a) - (b) - (c); where:

a= the contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b=   purchase payments, proportionately adjusted for withdrawals; and

c= any adjustment for a death benefit previously paid, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If the Beneficiary Protector Option was elected at any time after the contract issue date AND the ANNUITANT dies prior to the first contract anniversary after the annuitant's 85th birthday, then the amount credited to the contract will be equal to:

40% x Adjusted Earnings from the Date the Option is Elected

Adjusted Earnings from the Date the Option is Elected = (a) - (b) - (c) - (d), where:

a= contract value on the date the death benefit is calculated and prior to any death benefit calculation;

b= the contract value on the date the rider is elected, proportionately adjusted for withdrawals;

c= purchase payments made after the option is elected, proportionately adjusted for withdrawals;

d= any adjustment for a death benefit previously paid after the rider is elected, proportionately adjusted for withdrawals.

The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously paid in the same proportion that the contract value was reduced on the date(s) of the partial withdrawal(s).

If no benefits have been paid under this option by the first contract anniversary following the annuitant's 85th birthday, then:

a) Nationwide will credit an amount equal to 4% of the contract value on the contract anniversary to the contract;

b)   the benefit will terminate and will no longer be in effect; and

c)   the charge for the benefit will be eliminated, reducing charges by 0.40%.

How Amounts Are Credited

Any amounts credited to the contract pursuant to this option will be allocated among the sub-accounts of the variable account, the fixed account and the GTOs in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.

REMOVAL OF VARIABLE ACCOUNT CHARGES

For certain optional benefits, a charge is assessed only for a specified period of time. To remove a variable account charge at the end of the specified charge period, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in contract value or any other contractual benefit.

Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.

The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Beneficiary Protector Option, the variable account value will be calculated using unit values with variable account charges of 1.75% until the benefit is applied. Once the benefit is applied, the contract will be re-rated, and the 0.40% charge associated with the Beneficiary Protector Option will be removed. From that point on, the variable account value will be calculated using the unit values with variable account charges at 1.35%. Thus, the Beneficiary Protector Option charge is no longer included in the daily sub-account valuation for the contract.

The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the contract value. Generally, for any given sub-account, the higher the variable account charges, the lower the unit value, and vice versa. For example, sub-account X with charges of 1.75% will have a lower unit value than sub-account X with charges of 1.35% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating variable account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the contract value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the contract value after the re-rating is the same as the contract value before the re-rating.

CONTRACT OWNERSHIP

The contract owner has all rights under the contract. Purchasers who name someone other than themselves as the contract owner will have no rights under the contract.

Contract owners of Non-Qualified Contracts may name a new contract owner at any time before the annuitization date. Any change of contract owner automatically revokes any prior contract owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.

A change in contract ownership must be submitted in writing and recorded at Nationwide's home office. Once recorded, the change will be effective as of the date signed. However, the change will not affect any payments made or actions taken by Nationwide before it was recorded.

The contract owner may also request a change in the annuitant, contingent annuitant, contingent owner, beneficiary, or contingent beneficiary before the annuitization date. These changes must be:

o    on a Nationwide form;

o    signed by the contract owner; and

o    received at Nationwide's home office before the annuitization date.

Nationwide must review and approve any change requests. If the contract owner is not a natural person and there is a change of the annuitant, distributions will be made as if the contract owner died at the time of the change.

On the annuitization date, the annuitant will become the contract owner, unless the contract owner is a Charitable Remainder Trust.

JOINT OWNERSHIP

Joint owners each own an undivided interest in the contract.

Contract owners can name a joint owner at any time before annuitization subject to the following conditions:

o    joint owners can only be named for Non-Qualified Contracts;

o joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners;

o the exercise of any ownership right in the contract will generally require a written request signed by both joint owners;

o an election in writing signed by both contract owners must be made to authorize Nationwide to allow the exercise of ownership rights independently by either joint owner; and

o Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.

CONTINGENT OWNERSHIP

The contingent owner is entitled to certain benefits under the contract if a contract owner who is NOT the annuitant dies before the annuitization date and there is no surviving joint owner.

The contract owner may name or change a contingent owner at any time before the annuitization date. To change the contingent owner, a written request must be submitted to Nationwide. Once Nationwide has recorded the change, it will be effective as of the date it was signed, whether or not the contract owner was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.

ANNUITANT

The annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 90 or younger at the time of contract issuance, unless Nationwide approves a request for an annuitant of greater age. The annuitant may be changed before the annuitization date with Nationwide's consent.

BENEFICIARY AND CONTINGENT BENEFICIARY

The beneficiary is the person who is entitled to the death benefit if the annuitant dies before the annuitization date and there is no joint owner and/or contingent annuitant. The contract owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.

The contract owner may change the beneficiary or contingent beneficiary during the annuitant's lifetime by submitting a written request to Nationwide. Once recorded, the change will be effective as of the date it was signed, whether or not the annuitant was living at the time it was recorded. The change will not effect any action taken by Nationwide before the change was recorded.



OPERATION OF THE CONTRACT

MINIMUM INITIAL AND SUBSEQUENT PURCHASE PAYMENTS
------------------------- ------------------- ------------------
        CONTRACT           MINIMUM INITIAL         MINIMUM
          TYPE             PURCHASE PAYMENT      SUBSEQUENT
                                                  PAYMENTS
------------------------- ------------------- ------------------
Charitable Remainder             $2,000            $1,000*
Trust
------------------------- ------------------- ------------------
IRA                              $2,000            $1,000*
------------------------- ------------------- ------------------
Investment-only                  $2,000            $1,000*
------------------------- ------------------- ------------------
Non-Qualified                    $2,000            $1,000*
------------------------- ------------------- ------------------
Roth IRA                         $2,000            $1,000*
------------------------- ------------------- ------------------
SEP IRA                          $2,000            $1,000*
------------------------- ------------------- ------------------
Simple IRA                       $2,000            $1,000*
------------------------- ------------------- ------------------
Tax Sheltered Annuity            $2,000            $1,000*
------------------------- ------------------- ------------------


*For subsequent purchase payments sent via electronic deposit, the minimum subsequent purchase payment is $100.


Subsequent purchase payments may not be permitted in some states under certain circumstances.

Guaranteed Term Options

Guaranteed Term Options are separate investment options that were available prior to February 1, 2003. No new allocations may be directed to the Guaranteed Term Options.

PRICING

Initial purchase payments allocated to sub-accounts will be priced at the accumulation unit value determined no later than 2 business days after receipt of an order to purchase if the application and all necessary information are complete. If the application is not complete, Nationwide may retain a purchase payment for up to 5 business days while attempting to complete it. If the application is not completed within 5 business days, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.

Subsequent purchase payments will be priced based on the next available accumulation unit value after the payment is received. The cumulative total of all purchase payments under contracts issued by Nationwide on the life of any one annuitant cannot exceed $1,000,000 without Nationwide's prior consent.

Purchase payments will not be priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:

o        New Year's Day                o        Independence Day
o        Martin Luther King, Jr. Day   o        Labor Day
o        Presidents' Day               o        Thanksgiving
o        Good Friday                   o        Christmas
o        Memorial Day

Nationwide also will not price purchase payments if:

1)   trading on the New York Stock Exchange is restricted;

2) an emergency exists making disposal or valuation of securities held in the variable account impracticable; or

3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when New York Stock Exchange is open, contract value may be affected since the contract owner will not have access to their account.

ALLOCATION OF PURCHASE PAYMENTS

Nationwide allocates purchase payments to the sub-accounts and/or the fixed account as instructed by the contract owner. (Effective February 1, 2003 the Guaranteed Term Options are no longer available.) Shares of the underlying mutual funds allocated to the sub-accounts are purchased at net asset value, then converted into accumulation units. Nationwide reserves the right to limit or refuse purchase payments allocated to the fixed account at its sole discretion.

Contract owners can change allocations among the sub-accounts and the fixed account. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any sub-account. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

DETERMINING THE CONTRACT VALUE

The contract value is the sum of:

1)   the value of amounts allocated to the sub-accounts of the variable account;

2)   amounts allocated to the fixed account; and

3)   amounts allocated to a Guaranteed Term Option.

If part or all of the contract value is surrendered, or charges are assessed against the whole contract value, Nationwide will deduct a proportionate amount from each sub-account, the fixed account and any Guaranteed Term Option based on current cash values.

Determining Variable Account Value - Valuing an Accumulation Unit

Purchase payments or transfers allocated to sub-accounts are accounted for in accumulation units. Accumulation unit values (for each sub-account) are determined by calculating the net investment factor for the underlying mutual funds for the current valuation period and multiplying that result with the accumulation unit values determined on the previous valuation period.

Nationwide uses the net investment factor as a way to calculate the investment performance of a sub-account from valuation period to valuation period. For each sub-account, the net investment factor shows the investment performance of the underlying mutual fund in which a particular sub-account invests, including the charges assessed against that sub-account for a valuation period.

The net investment factor is determined by dividing (a) by (b), and then subtracting (c) from the result, where:

a)   is the sum of:

     1) the net asset value of the underlying mutual fund as of the end of the current valuation period; and

     2) the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current valuation period);

b) is the net asset value of the underlying mutual fund determined as of the end of the preceding valuation period; and

c) is a factor representing the daily variable account charges, which may include charges for contract options chosen by the contract owner. The factor is equal to an annualized rate ranging from 1.35% to 2.45% of the daily net assets of the variable account, depending on which contract features the contract owner chose.

Based on the net investment factor, the value of an accumulation unit may increase or decrease. Changes in the net investment factor may not be directly proportional to changes in the net asset value of the underlying mutual fund shares because of the deduction of variable account charges.

Though the number of accumulation units will not change as a result of investment experience, the value of an accumulation unit may increase or decrease from valuation period to valuation period.

Determining Fixed Account Value

Nationwide determines the value of the fixed account by:

1) adding all amounts allocated to the fixed account, minus any amounts previously transferred or withdrawn; and

2)   adding any interest earned on the amounts allocated.

Determining the Guaranteed Term Option Value

Nationwide determines the value of a Guaranteed Term Option by:

1) adding all amounts allocated to any Guaranteed Term Option, minus amounts previously transferred or withdrawn (which may be subject to a market value adjustment); and

2) adding any interest earned on the amounts allocated to any Guaranteed Term Option.

TRANSFERS PRIOR TO ANNUITIZATION

Transfers from the Fixed Account to the Variable Account

Contract owners may request to have fixed account allocations transferred to the variable account only upon reaching the end of an interest rate guarantee period. Normally, Nationwide will permit 100% of such fixed account allocations to be transferred to the variable account; however Nationwide may, under certain economic conditions and at its discretion, limit the maximum transferable amount. Under no circumstances will the maximum transferable amount be less than 10% of the fixed account allocation reaching the end of an interest rate guarantee period. Transfers of the fixed account allocations must be made within 45 days after reaching the end of an interest rate guarantee period.

Contract owners who use Dollar Cost Averaging may transfer from the fixed account to the variable account under the terms of that program (see "Dollar Cost Averaging").

Transfers to the Fixed Account

Contract owners may request to have variable account allocations transferred to the fixed account at any time. Normally, Nationwide will not restrict transfers from the variable account to the fixed account; however, Nationwide may establish a maximum transfer limit from the variable account to the fixed account. Except as noted below, the transfer limit will not be less than 10% of the combined value of the variable account and the amounts allocated to the Guaranteed Term Options for any 12 month period. Nationwide also reserves the right to refuse transfers to the fixed account if the fixed account value is (or would be after the transfer) greater than or equal to 30% of the contract value at the time the transfer is requested. Generally, Nationwide will invoke this right when interest rates are low by historical standards.

Transfers from a Guaranteed Term Option

Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.

Transfers Among the Sub-Accounts

Contract owners may request to have allocations transferred among the sub-accounts once per valuation period.

TRANSFERS AFTER ANNUITIZATION

After annuitization, transfers may only be made on the anniversary of the annuitization date. Guaranteed Term Options are not available after annuitization.

TRANSFER REQUESTS

Contract owners may submit transfer requests in writing, over the telephone, or via the internet. Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may restrict or withdraw the telephone and/or internet transfer privilege at any time.


 Generally, sub-account transfers will receive the accumulation unit value next determined after the transfer request is received. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next business day after the exchange request is received by Nationwide (see "Managers of Multiple Contracts").


Interest Rate Guarantee Period

The interest rate guarantee period is the period of time that the fixed account interest rate is guaranteed to remain the same.

Within 45 days of the end of an interest rate guarantee period, transfers may be made from the fixed account to the variable account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the guarantee period. This amount will not be less than 10% of the amount in the fixed account that is maturing.

For new purchase payments allocated to the fixed account, or transfers to the fixed account from the variable account or a Guaranteed Term Option, this period begins on the date of deposit or transfer and ends on the one year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to 3 months beyond the 1 year anniversary because guaranteed terms end on the last day of a calendar quarter.

The interest rate guarantee period does not in any way refer to interest rate crediting practices connected with Guaranteed Term Options.

During an interest rate guarantee period, transfers cannot be made from the fixed account and amounts transferred to the fixed account must remain on deposit.

TRANSFER RESTRICTIONS

Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing" or "short-term trading"). A contract owner who intends to use an active trading strategy should consult his/her registered representative and request information on other Nationwide variable annuity contracts that offer underlying mutual funds that are designed specifically to support active trading strategies.

Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among sub-accounts may negatively impact other investors in the contract. Short-term trading can result in:

o the dilution of the value of the investors' interests in the underlying mutual fund;

o underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

o    increased administrative costs due to frequent purchases and redemptions.


To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurance that all the risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.


Redemption Fees

Some underlying mutual funds assess a short-term trading fee in connection with transfers from a sub-account that occur within 60 days after the date of the allocation to the sub-account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. For more information on short-term trading fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions

Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the contract owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (valuation period). For example, if a contract owner executes multiple transfers involving 10 underlying mutual funds in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying mutual funds (or one underlying mutual fund if the transfer is made to or from the fixed account or a Guaranteed Term Option) will also count as one transfer event.

As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:

---------------------------------- -------------------------------
TRADING BEHAVIOR                   NATIONWIDE'S RESPONSE
---------------------------------- -------------------------------
6 or more transfer events in one   Nationwide will mail a letter
calendar quarter                   to the contract owner
                                   notifying them that:
                                   (1)   they have been identified as engaging
                                         in harmful trading  practices; and
                                   (2)   if their transfer events exceed 11 in 2
                                         consecutive calendar quarters or 20 in
                                         one calendar year, the contract owner
                                         will be limited to submitting
                                         transfer requests via U.S. mail.
---------------------------------- -------------------------------
More than 11 transfer events in    Nationwide will automatically
2 consecutive calendar quarters    limit the contract owner to
OR                                 submitting transfer requests
More than 20 transfer events in    via U.S. mail.
one calendar year
---------------------------------- -------------------------------

Each January 1st, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

Managers of Multiple Contracts

Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple contract owners. These multi-contract advisers will generally be required by Nationwide to submit all transfer requests via U.S. mail.


Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract advisers, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract ADVISERS to continue to submit transfer requests via the internet or telephone. However, transfer requests submitted by multi-contract advisers via the internet or telephone will not receive the next available accumulation unit value. Rather, they will receive the accumulation unit value that is calculated on the following business day. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract advisers will receive advance notice of being subject to the one-day delay program.


Other Restrictions

Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect contract owners, annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some contract owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.

Any restrictions that Nationwide implements will be applied consistently and uniformly.

RIGHT TO REVOKE

Contract owners have a ten day "free look" to examine the contract. The contract may be returned to Nationwide's home office for any reason within ten days of receipt and Nationwide will refund the contract value or another amount required by law. The refunded contract value will reflect the deduction of any contract charges, unless otherwise required by law. All Individual Retirement Annuity, SEP IRA, Simple IRA, and Roth IRA refunds will be a return of purchase payments. State and/or federal law may provide additional free look privileges.

Liability of the variable account under this provision is limited to the contract value in each sub-account on the date of revocation. Any additional amounts refunded to the contract owner will be paid by Nationwide.

SURRENDER (REDEMPTION)

Contract owners may surrender some or all of their contract value before the earlier of the annuitization date or the annuitant's death. Surrender requests must be in writing and Nationwide may require additional information. When taking a full surrender, the contract must accompany the written request. Nationwide may require a signature guarantee.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Nationwide will pay any amounts surrendered from the sub-accounts within 7 days. However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer.

Surrenders from the contract may be subject to federal income tax and/or a penalty tax. See "Federal Income Taxes" in Appendix C.

PARTIAL SURRENDERS (PARTIAL REDEMPTIONS)

Nationwide will surrender accumulation units from the sub-accounts and an amount from the fixed account and Guaranteed Term Options. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the surrender request.

A CDSC may apply.  The contract owner may take the CDSC from either:

a)   the amount requested; or

b) the contract value remaining after the contract owner has received the amount requested.

If the contract owner does not make a specific election, any applicable CDSC will be taken from the amount requested.

The CDSC deducted is a percentage of the amount requested by the contract owner. Amounts deducted for CDSC are not subject to subsequent CDSC.

Partial Surrenders to Pay Investment Advisory Fees

Some contract owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some contract owners authorize their investment advisor to take a partial surrender(s) from the contract in order to collect investment advisory fees. Surrenders taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.

FULL SURRENDERS (FULL REDEMPTIONS)

The contract value upon full surrender may be more or less than the total of all purchase payments made to the contract. The contract value will reflect:

o    variable account charges;

o a $30 Contract Maintenance Charge (this charge will be waived upon full surrender if the contract value is equal to or greater than $50,000 at the time of the full surrender or on any contract anniversary prior to the full surrender);

o    underlying mutual fund charges;

o    the investment performance of the underlying mutual funds;

o    amounts allocated to the fixed account and any interest credited; and

o any amounts allocated to the Guaranteed Term Options plus or minus any market value adjustment.

A CDSC may apply.

SURRENDERS UNDER A TEXAS OPTIONAL RETIREMENT PROGRAM OR A LOUISIANA OPTIONAL RETIREMENT PLAN

Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.

The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

o    the participant dies;

o    the participant retires;

o    the participant terminates employment due to total disability; or

o the participant that works in a Texas public institution of higher education terminates employment.

A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.

Due to the restrictions described above, a participant under either of these plans will not be able to withdraw cash values from the contract unless one of the applicable conditions is met. However, contract value may be transferred to other carriers, subject to any CDSC.

Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.

SURRENDERS UNDER A TAX SHELTERED ANNUITY

Contract owners of a Tax Sheltered Annuity may surrender part or all of their contract value before the earlier of the annuitization date or the annuitant's death, except as provided below:

A) Contract value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be surrendered only:

     1) when the contract owner reaches age 59 1/2, separates from service, dies or becomes disabled (within the meaning of Internal Revenue Code
          Section 72(m)(7)); or

     2) in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may NOT include any income earned on salary reduction contributions.

B)   The surrender limitations described in Section A also apply to:

     1) salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

     2) earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

     3) all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).

C) Any distribution other than the above, including a ten day free look cancellation of the contract (when available) may result in taxes, penalties and/or retroactive disqualification of a Tax Sheltered Annuity.

In order to prevent disqualification of a Tax Sheltered Annuity after a ten day free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the contract owner.

These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.

Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated above.

LOAN PRIVILEGE

The loan privilege is ONLY available to owners of Tax Sheltered Annuities. These contract owners can take loans from the contract value beginning 30 days after the contract is issued up to the annuitization date. Loans are subject to the terms of the contract, the plan and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law.

MINIMUM AND MAXIMUM LOAN AMOUNTS

Contract owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.

Nationwide will calculate the maximum nontaxable loan amount based upon information provided by the participant or the employer. Loans may be taxable if a participant has additional loans from other plans.

The total of all outstanding loans must not exceed the following limits:

------------------------------- ---------------------------
CONTRACT VALUES                 MAXIMUM OUTSTANDING LOAN
                                BALANCE ALLOWED
------------------------------- ---------------------------
up to $20,000                   up to 80% of contract
                                value (not more than
                                $10,000)
------------------------------- ---------------------------
$20,000 and over                up to 50% of contract
                                value (not more than
                                $50,000*)
------------------------------- ---------------------------
*The $50,000 limit will be reduced by the highest outstanding balance owed during the previous 12 months.

For salary reduction Tax Sheltered Annuities, loans may be secured only by the contract value.

MAXIMUM LOAN PROCESSING FEE

Nationwide may charge a loan processing fee at the time each new loan is processed. The loan processing fee, if assessed, will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a loan processing fee.

The fee is taken from the sub-accounts, fixed account, and Guaranteed Term Options in proportion to the contract value at the time the loan is processed.

HOW LOAN REQUESTS ARE PROCESSED

All loans are made from the collateral fixed account. Nationwide transfers accumulation units in proportion to the assets in each sub-account to the collateral fixed account until the requested amount is reached. If there are not enough accumulation units available in the contract to reach the requested loan amount, Nationwide next transfers contract value from the fixed account. Any remaining required collateral will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment. No CDSC will be deducted on transfers related to loan processing.

LOAN INTEREST

The outstanding loan balance in the collateral fixed account is credited with interest until the loan is repaid in full. The interest rate will be 2.25% less than the loan interest rate fixed by Nationwide, unless otherwise required by state regulations. The interest rate is guaranteed never to fall below the minimum interest rate required by applicable state law.

Specific loan terms are disclosed at the time of loan application or issuance.

LOAN REPAYMENT

Loans must be repaid in five years. However, if the loan is used to purchase the contract owner's principal residence, the contract owner has 15 years to repay the loan.

Contract owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan. Payments must be substantially level and made at least quarterly.

Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Repayments are allocated to the sub-accounts in accordance with the contract, unless Nationwide and the contract owner have agreed to amend the contract at a later date on a case by case basis.

Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the W&R Target Funds, Inc. - Money Market Portfolio unless the contract owner directs otherwise.

DISTRIBUTIONS AND ANNUITY PAYMENTS

Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:

o    the contract is surrendered;

o    the contract owner/annuitant dies;

o    the contract owner who is not the annuitant dies prior to annuitization; or

o    annuity payments begin.


TRANSFERRING THE CONTRACT

Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.

GRACE PERIOD AND LOAN DEFAULT

If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (please refer to the terms of the loan agreement). If a loan payment is not made by the end of the applicable grace period, the entire loan will be treated as a deemed distribution and will be taxable to the borrower. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service.

After default, interest will continue to accrue on the loan. Defaulted amounts, plus interest, are deducted from the contract value when the participant is eligible for a distribution of at least that amount. Additional loans are not available while a previous loan is in default.

ASSIGNMENT

Contract rights are personal to the contract owner and may not be assigned without Nationwide's written consent.

A Non-Qualified Contract owner may assign some or all rights under the contract. An assignment must occur before annuitization while the annuitant is alive. Once proper notice of assignment is recorded by Nationwide's home office, the assignment will become effective as of the date the written request was signed.

Investment-only Contracts, Individual Retirement Annuities, Roth IRAs, SEP IRAs, Simple IRAs, and Tax Sheltered Annuities may not be assigned, pledged or otherwise transferred except where allowed by law.

Nationwide is not responsible for the validity or tax consequences of any assignment. Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the contract owner and the assignee regarding the proper allocation of contract rights.

Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.

Assignment of the entire contract value may cause the portion of the contract value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

CONTRACT OWNER SERVICES

ASSET REBALANCING


Asset Rebalancing is the automatic reallocation of contract values to the sub-accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the fixed account or the Guaranteed Term Options. Each Asset Rebalancing reallocation is considered a transfer event. Requests for Asset Rebalancing must be on a Nationwide form. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the contract owner; manual transfers will not automatically terminate the program.


Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day.

Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract owners should consult a financial adviser to discuss the use of Asset Rebalancing.

Nationwide reserves the right to stop establishing new Asset Rebalancing programs.

DOLLAR COST AVERAGING

Dollar Cost Averaging is a long-term transfer program that allows you to make regular, level investments over time. It involves the automatic transfer of a specified amount from the fixed account and/or certain sub-accounts into other sub-accounts. Nationwide does not guarantee that this program will result in profit or protect contract owners from loss.

Contract owners direct Nationwide to automatically transfer specified amounts from the fixed account and the W&R Target Funds, Inc. - Money Market Portfolio to any other underlying mutual fund. Dollar Cost Averaging transfers may not be directed to the fixed account.

Transfers occur monthly or on another frequency if permitted by Nationwide. Dollar Cost Averaging transfers are not considered transfer events. Nationwide will process transfers until either the value in the originating investment option is exhausted, or the contract owner instructs Nationwide in writing to stop the transfers.

Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.

Dollar Cost Averaging from the Fixed Account

Transfers from the fixed account must be equal to or less than 1/30th of the fixed account value at the time the program is requested. A Dollar Cost Averaging program which transfers amounts from the fixed account to the variable account is not the same as an Enhanced Rate Dollar Cost Averaging program. Contract owners that wish to utilize Dollar Cost Averaging from the fixed account should first inquire whether any Enhanced Rate Dollar Cost Averaging programs are available.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

Enhanced Rate Dollar Cost Averaging

Nationwide may, from time to time, offer Enhanced Rate Dollar Cost Averaging programs. Only new purchase payments to the contract are eligible to participate in this program and the contract value must be $10,000 or more at the time the program is elected. Dollar Cost Averaging transfers for this program may only be made from the fixed account. Such Enhanced Rate Dollar Cost Averaging programs allow the contract owner to earn a higher rate of interest on assets in the fixed account than would normally be credited when not participating in the program. Each enhanced interest rate is guaranteed for as long as the corresponding program is in effect. Nationwide will process transfers until either amounts in the enhanced rate fixed account are exhausted, or the contract owner instructs Nationwide in writing to stop the transfers. For this program only, when a written request to discontinue transfers is received, Nationwide will automatically transfer the remaining amount in the enhanced rate fixed account to the money market sub-account.

Nationwide is required by state law to reserve the right to postpone payment of assets in the fixed account for a period of up to six months from the date of the surrender request.

SYSTEMATIC WITHDRAWALS

Systematic Withdrawals allow contract owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be in writing.

The withdrawals will be taken from the sub-accounts and the fixed account proportionately unless Nationwide is instructed otherwise. Systematic Withdrawals are not available from the Guaranteed Term Options.

Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the contract owner. The Internal Revenue Service may impose a 10% penalty tax if the contract owner is under age 59 1/2 unless the contract owner has made an irrevocable election of distributions of substantially equal payments.

A CDSC may apply to amounts taken through Systematic Withdrawals.

If the contract owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greatest of:

1)   the lesser of:

     a) 12% of the following: the total of all purchase payments that are subject to CDSC, less any purchase payments previously withdrawn that were subject to CDSC at the time of withdrawal; or

     b)   12% of the contract value; or

2)   current contract year earnings; or

3) any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.

The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any contract year cannot be taken as free amounts in a subsequent contract year.

Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the ten day free look period (see "Right to Revoke").

ANNUITY COMMENCEMENT DATE

The annuity commencement date is the date on which annuity payments are scheduled to begin. The contract owner may change the annuity commencement date before annuitization. This change must be in writing and approved by Nationwide.

ANNUITIZING THE CONTRACT

ANNUITIZATION DATE

The annuitization date is the date that annuity payments begin. The annuitization date will be the first day of a calendar month unless otherwise agreed. The annuitization date must be at least 2 years after the contract is issued, but may not be later than either:

o    the age (or date) specified in your contract; or

o    the age (or date) specified by state law, where applicable.

If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first 2 years subject to Nationwide's approval.

The Internal Revenue Code may require that distributions be made prior to the annuitization dates specified above (see "Required Distributions" in Appendix
C).

ANNUITIZATION

Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the annuitization date, the annuitant must choose:

1)   an annuity payment option; and

2) either a fixed payment annuity, variable payment annuity, or an available combination.

Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the underlying mutual funds chosen by the contract owner.

FIXED PAYMENT ANNUITY

A fixed payment annuity is an annuity where the amount of the annuity payments remains level.

The first payment under a fixed payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the fixed payment annuity table for the annuity payment option elected.

Subsequent payments will remain level unless the annuity payment option elected provides otherwise. Nationwide does not credit discretionary interest during annuitization.

VARIABLE PAYMENT ANNUITY

A variable payment annuity is an annuity where the amount of the annuity payments will vary depending on the performance of the underlying mutual funds selected.

-----------------------------------------------------------------
A VARIABLE PAYMENT ANNUITY MAY NOT BE ELECTED WHEN EXERCISING A
           GUARANTEED MINIMUM INCOME BENEFIT OPTION.
-----------------------------------------------------------------

The first payment under a variable payment annuity is determined on the annuitization date based on the annuitant's age (in accordance with the contract) by:

1)   deducting applicable premium taxes from the total contract value; then

2) applying the contract value amount specified by the contract owner to the variable payment annuity table for the annuity payment option elected.

The dollar amount of the first payment is converted into a set number of annuity units that will represent each monthly payment. This is done by dividing the dollar amount of the first payment by the value of an annuity unit as of the annuitization date. This number of annuity units remains fixed during annuitization.

The second and subsequent payments are determined by multiplying the fixed number of annuity units by the annuity unit value for the valuation period in which the payment is due. The amount of the second and subsequent payments will vary with the performance of the selected underlying mutual funds. Nationwide guarantees that variations in mortality experience from assumptions used to calculate the first payment will not affect the dollar amount of the second and subsequent payments.

Value of an Annuity Unit

Annuity unit values for sub-accounts are determined by:

1) multiplying the annuity unit value for the immediately preceding valuation period by the net investment factor for the subsequent valuation period (see "Determining the Contract Value"); and then

2) multiplying the result from (1) by an interest factor to neutralize the assumed investment rate of 3.5% per year built into the purchase rate basis for variable payment annuities.

Assumed Investment Rate

An assumed investment rate is the percentage rate of return assumed to determine the amount of the first payment under a variable payment annuity. Nationwide uses the assumed investment rate of 3.5% to calculate the first annuity payment and to calculate the investment performance of an underlying mutual fund in order to determine subsequent payments under a variable payment annuity. An assumed investment rate is the percentage rate of return required to maintain level variable annuity payments. Subsequent variable annuity payments may be more or less than the first payment based on whether actual investment performance of the underlying mutual funds is higher or lower than the assumed investment rate of 3.5%.

Exchanges among Underlying Mutual Funds

Exchanges among underlying mutual funds during annuitization must be requested in writing. Exchanges may only be made on each anniversary of the annuitization date.

FREQUENCY AND AMOUNT OF ANNUITY PAYMENTS

Payments are made based on the annuity payment option selected, unless:

o the amount to be distributed is less than $5,000, in which case Nationwide may make one lump sum payment of the contract value; or

o an annuity payment would be less than $50, in which case Nationwide can change the frequency of payments to intervals that will result in payments of at least $50. Payments will be made at least annually.

Annuity payments will generally be received within 7 to 10 days after each annuity payment date.

GUARANTEED MINIMUM INCOME BENEFIT OPTIONS ("GMIB")

GMIBs are only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

What is a GMIB?

A GMIB is a benefit which ensures the availability of a minimum amount when the contract owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower contract values that may result from the investment performance of the contract.

How is the Guaranteed Annuitization Value Determined?

There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on which option the contract owner elects.

Calculation Under the 5% Interest GMIB Option

The Guaranteed Annuitization Value is equal to (a) - (b), but will never be greater than 200% of all purchase payments, where:

a) is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the contract anniversary occurring immediately prior to the annuitant's 86th birthday;

b) is the reduction to (a) due to surrenders made from the contract. All such reductions will be proportionately the same as reductions to the contract value caused by surrenders. For example, a surrender which reduces the contract value by 25% will also reduce the Guaranteed Annuitization Value by 25%.

Special Restrictions for the 5% Interest GMIB Option

After the first contract year, if the value of the contract owner's fixed account allocation becomes greater than 30% of the contract value in any contract year due to:

1)   the application of additional purchase payments;

2)   surrenders; or

3)   transfers from the variable account,

then 0% interest will accrue in that contract year for purposes of calculating the Guaranteed Annuitization Value.

If the contract owner's fixed account allocation becomes greater than 30% of the contract value solely as a result of fluctuations in the value of the variable account, then interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.

Calculation Under the Maximum Anniversary GMIB Option

The Guaranteed Annuitization Value will be equal to the highest contract value on any contract anniversary occurring prior to the annuitant's 86th birthday, less an adjustment for amounts surrendered, plus purchase payments received after that contract anniversary.

GMIB Illustrations for the 5% Interest GMIB Option

The following charts illustrate the amount of income that will be provided to an annuitant if the contract owner annuitizes the contract at the 7th, 10th or 15th contract anniversary date under the 5% Interest GMIB Option. Since the 5% Interest GMIB Option is determined by the amount of purchase payments made to (and withdrawals taken from) the contract, the illustrations do not reflect contract level expenses, charges based on other options, underlying mutual fund expenses, or other costs associated with the contract.

The illustrations assume the following:

o An initial purchase payment of $100,000 is made to the contract and allocated to the variable account;

o There are no surrenders from the contract or transfers to the fixed account (raising the fixed account value to greater than 30% of the contract value);

o    The contract is issued to a MALE at age 55, 65 or 70;

o A Life Annuity with 120 Months Guaranteed Fixed Payment Annuity Option is elected.



                      7 Years in Accumulation
               $140,710.04 for GMIB at Annuitization
--------------- -------------- ---------------- ------------
 Male Age at     Male Age at    GMIB Purchase     Monthly
    Issue       Annuitization       Rate*          GMIB
--------------- -------------- ---------------- ------------
      55             62             $4.72         $664.15
--------------- -------------- ---------------- ------------
      65             72             $5.96         $838.63
--------------- -------------- ---------------- ------------
      70             77             $6.79         $955.42
--------------- -------------- ---------------- ------------

                    10 Years in Accumulation
              $162,889.46 for GMIB at Annuitization
--------------- -------------- ---------------- ------------
 Male Age at     Male Age at    GMIB Purchase     Monthly
    Issue       Annuitization       Rate*          GMIB
--------------- -------------- ---------------- ------------
      55             65             $5.03          $819.33
--------------- -------------- ---------------- ------------
      65             75             $6.44        $1,049.01
--------------- -------------- ---------------- ------------
      70             80             $7.32        $1,192.35
--------------- -------------- ---------------- ------------

                   15 Years in Accumulation
           $200,000.00 for GMIB at Annuitization
--------------- -------------- ---------------- ------------
 Male Age at     Male Age at    GMIB Purchase     Monthly
    Issue       Annuitization       Rate*          GMIB
--------------- -------------- ---------------- ------------
      55             70             $5.66        $1,132.00
--------------- -------------- ---------------- ------------
      65             80             $7.32        $1,464.00
--------------- -------------- ---------------- ------------
      70             85             $8.18        $1,636.00
--------------- -------------- ---------------- ------------
*Guaranteed Monthly Benefit per $1,000 applied.

The illustrations should be used as a tool to assist an investor in determining whether exercising the 5% Interest GMIB Option is right for them. The guaranteed purchase rates assumed in the illustrations may not apply in some states, or for contracts issued under an employer sponsored plan. Different guaranteed purchase rates will also apply for females, for males who annuitize at ages other than the ages shown above, or for annuitizations under other annuity payment options. Where different guaranteed purchase rates apply, GMIB amounts shown above will be different. In all cases, the guaranteed purchase rates used to calculate the GMIB will be the same as the purchase rates guaranteed in the contract for fixed annuitizations without the GMIB.

The purchase rates available in connection with annuitization options under a GMIB are minimum guaranteed purchase rates. Alternative purchase rates, which may be more favorable, may apply to annuitizations which occur without a GMIB option.

When May the Guaranteed Annuitization Value be Used?

The contract owner may use the Guaranteed Annuitization Value by annuitizing the contract during the thirty day period following any contract anniversary:

1)   after the contract has been in effect for seven years; AND

2)   the annuitant has attained age 60.

What Annuity Payment Options May Be Used With the Guaranteed Annuitization
Value?

The contract owner may elect any life contingent FIXED PAYMENT ANNUITY OPTION calculated using the guaranteed annuity purchase rates set forth in the contract. Such Fixed Payment Annuity Options include:

o    Life Annuity;

o    Joint and Last Survivor Annuity; and

o    Life Annuity with 120 or 240 Monthly Payments Guaranteed.

Other GMIB Terms and Conditions

**PLEASE READ CAREFULLY**The GMIB is only available for contracts issued prior to May 1, 2003 and must have been elected at the time of application.

The GMIB is irrevocable and will remain for as long as the contract remains in force.

--------------------------------------------------------------------------------
  IMPORTANT CONSIDERATIONS TO KEEP IN MIND REGARDING THE GMIB
                            OPTION

While a GMIB does provide a Guaranteed Annuitization Value, A GMIB MAY NOT BE APPROPRIATE FOR ALL INVESTORS. A GMIB DOES NOT in any way guarantee the performance of any underlying mutual fund, or any other investment option available under the contract.

o Once elected, the GMIB is irrevocable, meaning that even if the investment performance of underlying mutual funds or other available investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will still be assessed.

o The GMIB in no way restricts or limits the rights of contract owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using contract values that may be higher than the Guaranteed Annuitization Value.

o Please take advantage of the guidance of a qualified financial adviser in evaluating the GMIB options, and all other aspects of the contract.

o    GMIB may not be approved in all state jurisdictions.
--------------------------------------------------------------------------------

ANNUITY PAYMENT OPTIONS

Contract owners must elect an annuity payment option before the annuitization date. The annuity payment options are:

1) LIFE ANNUITY - An annuity payable periodically, but at least annually, for the lifetime of the annuitant. Payments will end upon the annuitant's death. For example, if the annuitant dies before the second annuity payment date, the annuitant will receive only one annuity payment. The annuitant will only receive two annuity payments if he or she dies before the third annuity payment date, and so on.

2) JOINT AND SURVIVOR ANNUITY - An annuity payable periodically, but at least annually, during the joint lifetimes of the annuitant and a designated second individual. If one of these parties dies, payments will continue for the lifetime of the survivor. As is the case under option 1, there is no guaranteed number of payments. Payments end upon the death of the last surviving party, regardless of the number of payments received.

3) LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED - An annuity payable monthly during the lifetime of the annuitant. If the annuitant dies before all of the guaranteed payments have been made, payments will continue to the end of the guaranteed period and will be paid to a designee chosen by the annuitant at the time the annuity payment option was elected.

     The designee may elect to receive the present value of the remaining guaranteed payments in a lump sum. The present value will be computed as of the date Nationwide receives the notice of the annuitant's death.

If no annuity payment option is elected as of the annuitization date, Nationwide will use the Life Annuity with 240 Monthly Payments Guaranteed as the default annuity payment option.

Not all of the annuity payment options may be available in all states. Contract owners may request other options before the annuitization date. These options are subject to Nationwide's approval.

No distribution for Non-Qualified Contracts will be made until an annuity payment option has been elected. Individual Retirement Annuities and Tax Sheltered Annuities are subject to the "minimum distribution" requirements set forth in the plan, contract, and the Internal Revenue Code.

DEATH BENEFITS

DEATH OF CONTRACT OWNER - NON-QUALIFIED CONTRACTS

If a contract owner (including a joint owner) who is not the annuitant dies before the annuitization date, no death benefit is payable and the surviving joint owner becomes the contract owner. If no joint owner is named, the contingent owner becomes the contract owner. If no contingent owner is named, the last surviving contract owner's estate becomes the contract owner.

If the contract owner and annuitant are the same, and the contract owner/annuitant dies before the annuitization date, the contingent owner will not have any rights in the contract unless the contingent owner is also the beneficiary.

Distributions under Non-Qualified Contracts will be made pursuant to the "Required Distributions for Non-Qualified Contracts" provision in Appendix C.

DEATH OF ANNUITANT - NON-QUALIFIED CONTRACTS

If the annuitant who is not a contract owner dies before the annuitization date, a death benefit is payable to the beneficiary unless a contingent annuitant is named. If a contingent annuitant is named, the contingent annuitant becomes the annuitant and no death benefit is payable.

The beneficiary may elect to receive the death benefit:

1)   in a lump sum;

2)   as an annuity; or

3)   in any other manner permitted by law and approved by Nationwide.

The beneficiary must notify Nationwide of this election within 60 days of the annuitant's death. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment. Nationwide will pay the death benefit in a lump sum.

If no beneficiaries survive the annuitant, the contingent beneficiary receives the death benefit. Contingent beneficiaries will share the death benefit equally, unless otherwise specified.

If no beneficiaries or contingent beneficiaries survive the annuitant, the contract owner or the last surviving contract owner's estate will receive the death benefit.

If the contract owner is a Charitable Remainder Trust and the annuitant dies before the annuitization date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

If the annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH OF CONTRACT OWNER/ANNUITANT

If a contract owner who is also the annuitant dies before the annuitization date, a death benefit is payable according to the "Death of Annuitant - Non-Qualified Contracts" provision.

A joint owner will receive a death benefit if a contract owner/annuitant dies before the annuitization date.

If the contract owner/annuitant dies after the annuitization date, any benefit that may be payable will be paid according to the selected annuity payment option.

DEATH BENEFIT PAYMENT

Contract owners may elect one of two death benefits options available under the contract at the time of application (not all death benefit options may be available in all states). If no death benefit option is elected at the time of application, the death benefit will be the standard death benefit.

Contract value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. The death benefit value is determined as of the date Nationwide receives:

1)   proper proof of the annuitant's death;

2)   an election specifying the distribution method; and

3)   any state required form(s).

If a contract owner who is also the annuitant dies, and the beneficiary is the contract owner/ annuitant's spouse who is:

a)   eligible to continue the contract; and

b)   entitled to a death benefit,

then the spousal-beneficiary shall have the option of continuing the contract with the contract value adjusted to include the difference between the death benefit (if greater than the contract value) and the contract value at the time of the contract owner/annuitant's death.

Standard Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greater of:

1)   the contract value; or

2) the total of all purchase payments, less an adjustment for amounts surrendered.

The adjustment for amounts surrendered will reduce item (2) in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Maximum Anniversary Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value on any contract anniversary prior to the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

Five Year Reset Death Benefit

If the annuitant dies before the annuitization date, the death benefit will be the greatest of:

1)   the contract value;

2) the total of all purchase payments, less an adjustment for amounts surrendered; or

3) the highest contract value as of the most recent five year contract anniversary before the annuitant's 86th birthday, less an adjustment for amounts subsequently surrendered, plus purchase payments received after that five year contract anniversary.

The adjustment for amounts surrendered will reduce items (2) and (3) above in the same proportion that the contract value was reduced on the date(s) of the partial surrender(s).

STATEMENTS AND REPORTS

Nationwide will mail contract owners statements and reports. Therefore, contract owners should promptly notify Nationwide of any address change.

These mailings will contain:

o    statements showing the contract's quarterly activity;

o confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and

o    semi-annual and annual reports of allocated underlying mutual funds.


Contract owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.

IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY HOLDER DOCUMENTS

When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple contract owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the contract owner(s). Household delivery will continue for the life of the contracts. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.


LEGAL PROCEEDINGS


Nationwide and its parent company, Nationwide Life Insurance Company ("NLIC"), are parties to litigation and arbitration proceedings in the ordinary course of their business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District

Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

The following cases relate specifically to NLIC (Nationwide's parent):

On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a NLIC annuity or insurance product, held units of any NLIC sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. NLIC intends to defend this lawsuit vigorously.

On August 15, 2001, NLIC was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. NLIC opposed that motion on December 24, 2003. On July 6, 2004, NLIC filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. NLIC intends to defend this lawsuit vigorously.


Waddell & Reed, Inc. is a party to legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts. Among the legal proceedings to which Waddell & Reed, Inc. is a party are the following proceedings relating to the distribution of variable annuities:

On March 19, 2002, a jury found in favor of United Investors Life Insurance Company (UILIC) in a civil lawsuit filed by UILIC on May 4, 2000, in Alabama District Court against Waddell & Reed, Inc. and certain of its affiliated companies and assessed compensatory damages in the amount of $50 million. The lawsuit primarily involved the enforceability of a letter agreement signed by UILIC and Waddell & Reed, Inc. in July of 1999 and claims by UILIC that Waddell & Reed, Inc. tortiously interfered with its business relations by recommending to certain of its customers that they exchange their UILIC variable annuities for variable annuities issued by Nationwide. On April 18, 2003, the Alabama Supreme Court reversed the $50 million verdict against Waddell & Reed, Inc. and entered judgment as a matter of law in favor of Waddell & Reed, Inc. and its affiliates on the tortious interference, fraudulent suppression and promissory fraud claims. The remaining claims were remanded for a new trial. On March 17, 2004, after a new trial on the remaining counts, a jury found in favor of UILIC, awarded no compensatory damages, but awarded punitive damages of $15 million against Waddell & Reed, Inc. and $30 million against two affiliated companies on UILIC's conversion claim. The jury denied UILIC's claim for fraud. Waddell & Reed, Inc. plans to contest the jury's verdict through post-trial motions and, if necessary, will appeal the verdict.

UILIC has also filed a civil lawsuit against Waddell & Reed, Inc. and certain of its affiliated companies in the Superior Court of the State of California on October 10, 2001, alleging violation of California Business and Professions Code
Section 17200, et seq. in connection with the same events that served as the basis for its Alabama lawsuit. UILIC seeks injunctive and monetary relief for alleged improper sales practices in connection with recommendations to certain customers residing in California that they exchange their UILIC variable annuities for variable annuities issued by Nationwide. Waddell & Reed, Inc. denies any violation of the California Business and Professions Code and intends to vigorously defend itself in this lawsuit.


On January 14, 2004, the NASD commenced an enforcement action against Waddell & Reed, Inc., its former president and former national sales manager based upon the events at issue in the lawsuits filed by UILIC alleging that violations of NASD rules occurred in connection with clients' exchanges of their variable annuity contracts. Specifically, the NASD has alleged in its complaint that Waddell & Reed, Inc. failed to take adequate steps to determine whether there were reasonable grounds for the clients to enter into certain exchanges, failed to establish sufficient guidance for the sales force to use in determining the suitability of the exchanges, failed to establish and maintain supervisory procedures that were reasonably designed to achieve compliance with the requirements of the NASD's suitability rule and failed to maintain books and records regarding certain exchange orders that were rejected by the firm. Waddell & Reed, Inc. denies the NASD's allegations and believes that the challenged exchanges were beneficial for Waddell & Reed's clients, that the firm's supervisory procedures and guidelines were consistent with NASD rules and guidance and that all required books and records were preserved.




ADVERTISING

MONEY MARKET YIELDS

Nationwide may advertise the "yield" and "effective yield" for the money market sub-account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

HISTORICAL PERFORMANCE OF THE SUB-ACCOUNTS

Nationwide will advertise historical performance of the sub-accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a sub-account has been available in the variable account for less than one year, the performance information for that sub-account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

Standardized performance will reflect the maximum variable account charges possible under the contract, the Contract Maintenance Charge, and the standard CDSC schedule. Non-standardized performance, which will be accompanied by standardized performance, will reflect other expense structures contemplated under the contract. The expense assumptions will be stated in the advertisement.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            PAGE

General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................2
Underwriters..................................................................2
Annuity Payments..............................................................2
Condensed Financial Information...............................................2
Financial Statements.........................................................39

APPENDIX A: UNDERLYING MUTUAL FUNDS

The underlying mutual funds listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income with a secondary goal of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - BOND PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable return with emphasis on preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth and income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - DIVIDEND INCOME PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Income and long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth with a secondary goal of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - HIGH INCOME PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income with secondary goal of capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - INTERNATIONAL GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation and secondary goal of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - INTERNATIONAL VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - LIMITED-TERM BOND PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income consistent with preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Wall Street Associates
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - MONEY MARKET PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Maximum current income consistent with stability of principal.
------------------------------------------------ -----------------------------------------------------------------------------------



W&R TARGET FUNDS, INC. - MORTGAGE SECURITIES PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Advantus Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            A high level of current income consistent with prudent investment risk.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - REAL ESTATE SECURITIES PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Advantus Capital Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - SMALL CAP VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     State Street Research & Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term accumulation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

W&R TARGET FUNDS, INC. - VALUE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------


APPENDIX B: CONDENSED FINANCIAL INFORMATION


The following tables list the Condensed Financial Information (the accumulation unit value information for accumulation units outstanding) for contracts with no optional benefits (the minimum variable account charge of 1.35%) and contracts with all available optional benefits available on December 31, 2004 (the maximum variable account charge of 2.45%). Should the variable account charges applicable to your contract fall between the maximum and minimum charges, AND you wish to see a copy of the Condensed Financial Information applicable to your contract, such information can be obtained in the Statement of Additional Information FREE OF CHARGE by:


                  CALLING:     1-866-221-1100, TDD 1-800-238-3035

                  WRITING: Nationwide Life and Annuity Insurance Company One Nationwide Plaza, RR1-04-F4
                               Columbus, Ohio 43215

The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.35%)

   (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.328889          11.544564            11.77%       1,431,910       2004
Strategy Portfolio - Q/NQ               9.392441          10.328889             9.97%       1,383,922       2003
                                        9.218335           9.392441             1.89%         950,742       2002
                                       10.378704           9.218335           -11.18%         558,127       2001
                                       10.000000          10.378704             3.79%           1,112      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.082166          10.834754             7.46%       1,175,735       2004
Balanced Portfolio - Q/NQ               8.581727          10.082166            17.48%       1,088,508       2003
                                        9.498424           8.581727            -9.65%         780,994       2002
                                       10.237361           9.498424            -7.22%         500,919       2001
                                       10.000000          10.237361             2.37%           1,557      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.977814          12.274629             2.48%       1,173,591       2004
Portfolio - Q/NQ                       11.654058          11.977814             2.78%       1,281,475       2003
                                       10.840295          11.654058             7.51%       1,033,648       2002
                                       10.225161          10.840295             6.02%         404,756       2001
                                       10.000000          10.225161             2.25%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.670241           8.290791             8.09%       2,908,010       2004
Equity Portfolio - Q/NQ                 6.630316           7.670241            15.68%       3,152,906       2003
                                        8.576410           6.630316           -22.69%       2,724,786       2002
                                       10.217829           8.576410           -16.06%       2,121,412       2001
                                       10.000000          10.217829             2.18%           4,171      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.878591             8.79%          41,020      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.060111           8.214264             1.91%       3,451,348       2004
Growth Portfolio - Q/NQ                 6.639456           8.060111            21.40%       3,452,881       2003
                                        8.551777           6.639456           -22.36%       2,515,725       2002
                                       10.120762           8.551777           -15.50%       1,841,397       2001
                                       10.000000          10.120762             1.21%           4,975      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.386029          13.424002             8.38%         726,748       2004
Income Portfolio - Q/NQ                10.485875          12.386029            18.12%         656,039       2003
                                       10.848937          10.485875            -3.35%         488,894       2002
                                       10.073496          10.848937             7.70%         301,773       2001
                                       10.000000          10.073496             0.73%             794      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.743155           8.707966            12.46%         544,134       2004
International Growth Portfolio          6.284412           7.743155            23.21%         509,784       2003
- Q/NQ                                  7.783412           6.284412           -19.26%         334,127       2002
                                       10.146627           7.783412           -23.29%         222,163       2001
                                       10.000000          10.146627             1.47%             794      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.914060            19.14%          32,613      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.559798          11.587742             0.24%         522,790       2004
Limited-Term Bond Portfolio -          11.359362          11.559798             1.76%         481,395       2003
Q/NQ                                   10.921334          11.359362             4.01%         270,037       2002
                                       10.137451          10.921334             7.73%         109,254       2001
                                       10.000000          10.137451             1.37%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.175159            11.75%          11,397      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money         10.149231          10.081634            -0.67%         334,168       2004
Market Portfolio - Q/NQ                10.235391          10.149231            -0.84%         329,589       2003
                                       10.258607          10.235391            -0.23%         412,372       2002
                                       10.038962          10.258607             2.19%         295,259       2001
                                       10.000000          10.038962             0.39%           3,115      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.213735             2.14%          22,703      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.375222            23.75%          21,528      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.133866           9.328008            14.68%       1,110,323       2004
Science and Technology                  6.320134           8.133866            28.70%       1,032,550       2003
Portfolio - Q/NQ                        8.428424           6.320134           -25.01%         770,643       2002
                                        9.700236           8.428424           -13.11%         500,451       2001
                                       10.000000           9.700236            -3.00%           1,183      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.075450          11.360146            12.75%       1,098,146       2004
Cap Growth Portfolio - Q/NQ             7.522476          10.075450            33.94%       1,084,008       2003
                                        9.750175           7.522476           -22.85%         904,651       2002
                                       10.079320           9.750175            -3.27%         565,374       2001
                                       10.000000          10.079320             0.79%           4,313      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.235863            12.36%          28,519      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.747082          12.160795            13.15%         838,943       2004
Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                MAXIMUM OPTIONAL BENEFITS ELECTED (TOTAL 2.45%)

   (VARIABLE ACCOUNT CHARGES OF 2.45% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.399996          11.494495            10.52%               0       2004
Strategy Portfolio - Q/NQ               9.563722          10.399996             8.74%               0       2003
                                        9.492280           9.563722             0.75%               0       2002
                                       10.000000           9.492280            -5.08%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.783590          10.396694             6.27%               0       2004
Balanced Portfolio - Q/NQ               8.421406           9.783590            16.18%               0       2003
                                        9.426161           8.421406           -10.66%               0       2002
                                       10.000000           9.426161            -5.74%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.188819          11.338242             1.34%              97       2004
Portfolio - Q/NQ                       11.009160          11.188819             1.63%              93       2003
                                       10.355867          11.009160             6.31%              68       2002
                                       10.000000          10.355867             3.56%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.847737           8.388077             6.89%             280       2004
Equity Portfolio - Q/NQ                 6.860197           7.847737            14.40%             284       2003
                                        8.974010           6.860197           -23.55%             216       2002
                                       10.000000           8.974010           -10.26%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.798239             7.98%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.370548           8.435518             0.78%             344       2004
Growth Portfolio - Q/NQ                 6.972843           8.370548            20.04%             325       2003
                                        9.082657           6.972843           -23.23%             259       2002
                                       10.000000           9.082657            -9.17%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          11.287431          12.096986             7.17%              94       2004
Income Portfolio - Q/NQ                 9.663486          11.287431            16.80%              96       2003
                                       10.110825           9.663486            -4.42%              78       2002
                                       10.000000          10.110825             1.11%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.043598           8.945030            11.21%             140       2004
International Growth Portfolio          6.601809           8.043598            21.84%             143       2003
- Q/NQ                                  8.268832           6.601809           -20.16%             113       2002
                                       10.000000           8.268832           -17.31%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.826087            18.26%               0      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.716886          10.623018            -0.88%               0       2004
Limited-Term Bond Portfolio -          10.649824          10.716886             0.63%               0       2003
Q/NQ                                   10.354578          10.649824             2.85%               0       2002
                                       10.000000          10.354578             3.55%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.092582            10.93%               0      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money          9.697740           9.525735            -1.77%               0       2004
Market Portfolio - Q/NQ                 9.890350           9.697740            -1.95%               0       2003
                                       10.024562           9.890350            -1.34%               0       2002
                                       10.000000          10.024562             0.25%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------



-------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.166593             1.67%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.318204            23.18%               0      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.012924          10.220897            13.40%             122       2004
Science and Technology                  7.082047           9.012924            27.26%             124       2003
Portfolio - Q/NQ                        9.551171           7.082047           -25.85%             105       2002
                                       10.000000           9.551171            -4.49%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small          9.885321          11.021518            11.49%               0       2004
Cap Growth Portfolio - Q/NQ             7.463619           9.885321            32.45%               0       2003
                                        9.783178           7.463619           -23.71%               0       2002
                                       10.000000           9.783178            -2.17%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.152875            11.53%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.430243          11.670735            11.89%             152       2004
Portfolio - Q/NQ                        8.545962          10.430243            22.05%             163       2003
                                       10.034738           8.545962           -14.84%             132       2002
                                       10.000000          10.034738             0.35%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


APPENDIX C: CONTRACT TYPES AND TAX INFORMATION

TYPES OF CONTRACTS

The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code. The following is a general description of the various types of contracts. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on the type of contract.

CHARITABLE REMAINDER TRUSTS

Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Internal Revenue Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:

1) Waiver of CDSC. In addition to the CDSC-free withdrawal privilege available to all contracts, Charitable Remainder Trusts may also withdraw the difference between:

     a)   the contract value on the day before the withdrawal; and

     b) the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).

2) Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.

3) Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.

While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial adviser prior to purchasing the contract.

INDIVIDUAL RETIREMENT ANNUITIES ("IRAS")

IRAs are contracts that satisfy the provisions of Section 408(b) of the Internal Revenue Code, including the following requirements:

o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from qualified plans, Tax Sheltered Annuities and other IRAs can be received);

o certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2;

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.

Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.

IRAs may receive rollover contributions from Individual Retirement Accounts, other IRAs, Tax Sheltered Annuities, certain 457 governmental plans and qualified retirement plans (including 401(k) plans).


When the owner of an IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding IRAs, please refer to the disclosure statement provided when the IRA was established.

INVESTMENT-ONLY CONTRACTS (QUALIFIED PLANS)

Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.

Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.

NON-QUALIFIED CONTRACTS

A Non-Qualified Contract is a contract that does not qualify for certain tax benefits under the Internal Revenue Code, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, Investment-only Contract, or Tax Sheltered Annuity.

Upon the death of the owner of a Non-Qualified Contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period of time.

Non-Qualified Contracts that are owned by natural persons allow for the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed.

ROTH IRAS

Roth IRA contracts are contracts that satisfy the requirements of Section 408A of the Internal Revenue Code, including the following requirements:


o    the contract is not transferable by the owner;

o    the premiums are not fixed;

o if the contract owner is younger than age 50, the annual premium cannot exceed $4,000; if the contract owner is age 50 or older, the annual premium cannot exceed $4,500 (although rollovers of greater amounts from other Roth IRAs and IRAs can be received);

o    the entire interest of the owner in the contract is nonforfeitable; and

o after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

A Roth IRA can receive a rollover from an IRA; however, the amount rolled over from the IRA to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax.

There are income limitations on eligibility to participate in a Roth IRA and additional income limitations for eligibility to roll over amounts from an IRA to a Roth IRA.


Upon the death of the owner of a Roth IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established.

SIMPLIFIED EMPLOYEE PENSION IRAS ("SEP IRAS")

A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.

An employee may make deductible contributions to a SEP IRA in the same way, and with the same restrictions and limitations, as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Internal Revenue Code and the written plan.

A SEP IRA plan established by an employer must satisfy:

o    minimum participation rules;

o    top-heavy contribution rules;

o    nondiscriminatory allocation rules; and

o    requirements regarding a written allocation formula.

In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.


When the owner of SEP IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


SIMPLE IRAS

A Simple IRA is an individual retirement annuity which is funded exclusively by a qualified salary reduction arrangement and satisfies:

o    vesting requirements;

o    participation requirements; and

o    administrative requirements.

The funds contributed to a Simple IRA cannot be commingled with funds in IRAs or SEP IRAs.

A Simple IRA cannot receive rollover distributions except from another Simple
IRA.


When the owner of Simple IRA attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


TAX SHELTERED ANNUITIES (NON-ERISA)

Certain tax-exempt organizations (described in section 501(c)(3) of the Internal Revenue Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.

Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.

Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred. Certain minimum distribution requirements must be satisfied after the owner attains the age of 70 1/2, and after the death of the owner. Additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.


When the owner of a Tax Sheltered Annuity attains the age of 70 1/2, the Internal Revenue Code requires that certain minimum distributions be made. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Internal Revenue Code to ensure distribution of the entire contract value within the required statutory period.


FEDERAL TAX CONSIDERATIONS

FEDERAL INCOME TAXES

The tax consequences of purchasing a contract described in this prospectus will depend on:

o    the type of contract purchased;

o    the purposes for which the contract is purchased; and

o the personal circumstances of individual investors having interests in the contracts.

Existing tax rules are subject to change, and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.

Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to not qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Internal Revenue Code, Nationwide will take whatever steps are available to remain in compliance.

If the contract is purchased as an investment of certain retirement plans (such as qualified retirement plans, Individual Retirement Accounts, and custodial accounts as described in Sections 401, 408(a), and 403(b)(7) of the Internal Revenue Code), the tax advantages enjoyed by the contract owner and/or annuitant may relate to participation in the plan rather than ownership of the annuity contract. Such plans are permitted to purchase investments other than annuities and retain tax-deferred status.

The following is a brief summary of some of the federal income tax considerations related to the contracts. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. The tax rules across all states and localities are not uniform and therefore will not be discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Nothing in this prospectus should be considered to be tax advice. Contract owners and prospective contract owners should consult a financial consultant, tax adviser or legal counsel to discuss the taxation and use of the contracts.

Individual Retirement Annuities, SEP IRAs and Simple IRAs


Distributions from Individual Retirement Annuities, SEP IRAs and Simple IRAs are generally taxed as ordinary income when received. If any of the amount contributed to the IRA was nondeductible for federal income tax purposes, then a portion of each distribution is excludable from income.


If distributions of income from an IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to the regular income tax and an additional penalty tax of 10% is generally applicable. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2 year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    used for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Roth IRAs

Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that satisfies the five-year rule and meets one of the following requirements:

o    it is made on or after the date on which the contract owner attains age 59
     1/2;

o it is made to a beneficiary (or the contract owner's estate) on or after the death of the contract owner;

o    it is attributable to the contract owner's disability; or

o it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.

The five year rule generally is satisfied if the distribution is not made within the five year period beginning with the first taxable year in which a contribution is made to any Roth IRA established for the owner.

A qualified distribution is not includable in gross income for federal income tax purposes.


A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner's gross income as ordinary income in the year that it is distributed to the contract owner.


Special rules apply for Roth IRAs that have proceeds received from an IRA prior to January 1, 1999 if the owner elected the special 4-year income averaging provisions that were in effect for 1998.

If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;

o    for qualified higher education expenses; or

o used for expenses attributable to the purchase of a home for a qualified first-time buyer.

If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.

Tax Sheltered Annuities

Distributions from Tax Sheltered Annuities are generally taxed when received. A portion of each distribution is excludable from income based on a formula established pursuant to the Internal Revenue Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.

If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59 1/2 years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:

o    made to a beneficiary on or after the death of the owner;

o attributable to the owner becoming disabled (as defined in the Internal Revenue Code);

o part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or

o made to the owner after separation from service with his or her employer after age 55.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Non-Qualified Contracts - Natural Persons as Contract Owners

Generally, the income earned inside a Non-Qualified Contract that is owned by a natural person is not taxable until it is distributed from the contract.

Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the contract owner's investment at the time of the distribution. Distributions, for this purpose, include partial surrenders, any portion of the contract that is assigned or pledged; or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.

With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable is based on the ratio between the contract owner's investment in the contract and the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.

In determining the taxable amount of a distribution, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.

A special rule applies to distributions from contracts that have investments that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as a recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Internal Revenue Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59 1/2. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:

o    the result of a contract owner's death;

o the result of a contract owner's disability (as defined in the Internal Revenue Code);

o one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or

o    is allocable to an investment in the contract before August 14, 1982.


If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner's gross estate for tax purposes.


Non-Qualified Contracts - Non-Natural Persons as Contract Owners

The previous discussion related to the taxation of Non-Qualified Contracts owned by individuals. Different rules (the so-called "non-natural person" rules) apply if the contract owner is not a natural person.

Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts under the Internal Revenue Code. Therefore, income earned under a Non-Qualified Contract that is owned by a non-natural person is taxed as ordinary income during the taxable year that it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.

The non-natural person rules do not apply to all entity-owned contracts. For purposes of the rule that annuity contracts that are owned by non-natural persons are not treated as annuity contracts for tax purposes, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Internal Revenue Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.

The non-natural person rules also do not apply to contracts that are:

o acquired by the estate of a decedent by reason of the death of the decedent;

o issued in connection with certain qualified retirement plans and individual retirement plans;

o purchased by an employer upon the termination of certain qualified retirement plans; or

o immediate annuities within the meaning of Section 72(u) of the Internal Revenue Code.


If the annuitant dies before the contract is completely distributed, the balance may be included in the annuitant's gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.


WITHHOLDING

Pre-death distributions from the contracts are subject to federal income tax. Nationwide will withhold the tax from the distributions unless the contract owner requests otherwise. If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:

o    the distribution is made directly to another Tax Sheltered Annuity or IRA;
     or

o the distribution satisfies the minimum distribution requirements imposed by the Internal Revenue Code.

In addition, under some circumstances, the Internal Revenue Code will not permit contract owners to waive withholding. Such circumstances include:

o if the payee does not provide Nationwide with a taxpayer identification number; or

o if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.

If a contract owner is prohibited from waiving withholding, as described above, the distribution will be subject to mandatory back-up withholding. The mandatory back-up withholding rates is established by Section 3406 of the Internal Revenue Code and is applied against the amount of income that is distributed.

NON-RESIDENT ALIENS

Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed. Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:

1) provide Nationwide with proof of residency and citizenship (in accordance with Internal Revenue Service requirements); and

2)   provide Nationwide with an individual taxpayer identification number.

If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.

Another way to avoid the 30% withholding is for the non-resident alien to provide Nationwide with sufficient evidence that:

1) the distribution is connected to the non-resident alien's conduct of business in the United States; and

2) the distribution is not includable in the non-resident alien's gross income for United States federal income tax purposes.

Note that these distributions may be subject to back-up withholding, currently 30%, if a correct taxpayer identification number is not provided.

FEDERAL ESTATE, GIFT, AND GENERATION SKIPPING TRANSFER TAXES

The following transfers may be considered a gift for federal gift tax purposes:

o    a transfer of the contract from one contract owner to another; or

o    a distribution to someone other than a contract owner.


Upon the contract owner's death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.


Section 2612 of the Internal Revenue Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:

a) an individual who is two or more generations younger than the contract owner; or

b) certain trusts, as described in Section 2613 of the Internal Revenue Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the contract owner).

If the contract owner is not an individual, then for this purpose ONLY, "contract owner" refers to any person:

o who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or

o who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a transfer is a direct skip, Nationwide will deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.

CHARGE FOR TAX

Nationwide is not required to maintain a capital gain reserve liability on Non-Qualified Contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.

DIVERSIFICATION

Internal Revenue Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:

o    the failure to diversify was accidental;

o    the failure is corrected; and

o    a fine is paid to the Internal Revenue Service.

The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.

If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.

TAX CHANGES

The foregoing tax information is based on Nationwide's understanding of federal tax laws. It is NOT intended as tax advice. All information is subject to change without notice. You should consult with your personal tax and/or financial adviser for more information.

In 2001, the Economic Growth and Tax Relief Reconciliation Act (EGTRRA) was enacted. EGTRRA made numerous changes to the Internal Revenue Code, including the following:

o    generally lowering federal income tax rates;

o increasing the amounts that may be contributed to various retirement plans, such as IRAs, Tax Sheltered Annuities and Qualified Plans;

o increasing the portability of various retirement plans by permitting IRAs, Tax Sheltered Annuities, Qualified Plans and certain governmental 457 plans to "roll" money from one plan to another;

o    eliminating and/or reducing the highest federal estate tax rates;

o    increasing the estate tax credit; and

o    for persons dying after 2009, repealing the estate tax.

All of the changes resulting from EGTRRA are scheduled to "sunset," or become ineffective, after December 31, 2010 unless they are extended by additional legislation. If changes resulting from EGTRRA are not extended, beginning January 1, 2011, the Internal Revenue Code will be restored to its pre-EGTRRA form. This creates uncertainty to future tax requirements and implications. Please consult a qualified tax or financial adviser for further information relating to EGTRRA and other tax issues.

REQUIRED DISTRIBUTIONS

Any distribution paid that is NOT due to payment of the death benefit may be subject to a CDSC. The Internal Revenue Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Please consult a qualified tax or financial adviser for more specific required distribution information.

REQUIRED DISTRIBUTIONS - GENERAL INFORMATION

In general, a beneficiary is an entity or person that the contract owner designates to receive death proceeds upon the contract owner's death. The distribution rules in the Internal Revenue Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the annuitant, or that are made from Non-Qualified Contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.

Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-5.

Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner's death. For contracts other than Non-Qualified Contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until December 31 of the year following the contract owner's death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

Internal Revenue Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:

1) If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.

2) If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) will be distributed within 5 years of the contract owner's death, provided however:

     a) any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and

     b) if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse's death.

In the event that the contract owner is NOT a natural person (e.g., a trust or corporation), for purposes of these distribution provisions:

a) the death of the annuitant will be treated as the death of a contract owner;

b)   any change of annuitant will be treated as the death of a contract owner;
     and

c) in either case, the appropriate distribution will be made upon the death or change, as the case may be.

These distribution provisions do not apply to any contract exempt from Section 72(s) of the Internal Revenue Code by reason of Section 72(s)(5) or any other law or rule.

REQUIRED DISTRIBUTIONS FOR TAX SHELTERED ANNUITIES, IRAS, SEP IRAS, SIMPLE IRAS, AND ROTH IRAS

Distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. Distributions may be paid in a lump sum or in substantially equal payments over:

a) the life of the contract owner or the joint lives of the contract owner and the contract owner's designated beneficiary; or

b) a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-5, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner's spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-5.

For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.

For IRAs, SEP IRAs and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA or Simple IRA of the contract owner.

If the contract owner's entire interest in a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70 1/2. The rules for Roth IRAs do not require distributions to begin during the contract owner's lifetime, therefore, the required beginning date is not applicable to Roth IRAs.

If the contract owner dies before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

(a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

(b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

(c) if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner's death.

If the contract owner dies on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:

a) if the designated beneficiary is the contract owner's spouse, the applicable distribution period is the surviving spouse's remaining life expectancy using the surviving spouse's birthday for each distribution calendar year after the calendar year of the contract owner's death. For calendar years after the death of the contract owner's surviving spouse, the applicable distribution period is the spouse's remaining life expectancy using the spouse's age in the calendar year of the spouse's death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse's death;

b) if the designated beneficiary is not the contract owner's surviving spouse, the applicable distribution period is the designated beneficiary's remaining life expectancy using the designated beneficiary's birthday in the calendar year immediately following the calendar year of the contract owner's death, reduced by one for each calendar year that elapsed thereafter; and

c) if there is no designated beneficiary, the applicable distribution period is the contract owner's remaining life expectancy using the contract owner's birthday in the calendar year of the contract owner's death, reduced by one for each year thereafter.

If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.

For IRAs, SEP IRAs and Simple IRAs, all or a portion of each distribution will be included in the recipient's gross income and taxed at ordinary income tax rates. The portion of a distribution which is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs or Simple IRAs.

Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions" (see "Federal Tax Considerations").

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 2005


                       DEFERRED VARIABLE ANNUITY CONTRACTS
             ISSUED BY NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VA SEPARATE ACCOUNT-D


This Statement of Additional Information is not a prospectus. It contains additional information than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 2005. The prospectus may be obtained from Nationwide Life and Annuity Insurance Company by writing One Nationwide Plaza, RR1-04-F4, Columbus, Ohio 43218-2449, or calling 1-866-221-1100, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                            PAGE

General Information and History................................................1
Services.......................................................................1
Purchase of Securities Being Offered...........................................2
Underwriters...................................................................2
Annuity Payments...............................................................2
Condensed Financial Information................................................2
Financial Statements..........................................................39


GENERAL INFORMATION AND HISTORY


Nationwide VA Separate Account-D is a separate investment account of Nationwide Life and Annuity Insurance Company ("Nationwide"). Nationwide is a member of the Nationwide group of companies. All of Nationwide 's common stock is owned by Nationwide Life Insurance Company, which is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $157 billion as of December 31, 2004.


SERVICES

Nationwide, which has responsibility for administration of the contracts and the variable account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each contract owner and the number and type of contract issued to each contract owner and records with respect to the contract value of each contract.


The custodian of the assets of the variable account is Nationwide. Nationwide will maintain a record of all purchases and redemption of shares of the underlying mutual funds. Nationwide, or affiliates of Nationwide may have entered into agreements with either the investment adviser or distributor for the underlying mutual funds. The agreements relate to administrative services furnished by Nationwide or an affiliate of Nationwide. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. Nationwide also acts as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay Nationwide an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

Nationwide takes these anticipated fee payments into consideration when it determines the charges that will be assessed under the contracts. Without these payments, contract charges would be higher. Only those underlying mutual funds that agree to pay Nationwide a fee will be offered in the contract. Generally, Nationwide expects to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds it offers in the contracts. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company. Nationwide does not consider these fee payments when determining fund availability associated with any of the optional benefits offered in the contract.

Distribution, Promotional, and Sales Expenses

In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities, such as training and education, that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the contracts. For the contracts described in the prospectus, Nationwide assumed 0.00% (of the daily net assets of the variable account) for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. Nationwide generally does not profit from any excess marketing allowance if the amount assumed was higher than what is actually paid. Any excess would be spent on additional marketing for the contracts. For more information about marketing allowance or how a particular selling firm uses marketing allowances, please consult with your registered representative.

Independent Registered Public Accounting Firm

The financial statements of Nationwide VA Separate Account-D and Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 financial statements of Nationwide Life and Annuity Insurance Company contains an explanatory paragraph that states that Nationwide Life and Annuity Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.


PURCHASE OF SECURITIES BEING OFFERED

The contracts will be sold by licensed insurance agents in the states where the contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

UNDERWRITERS

The contracts, which are offered continuously, are distributed by Waddell & Reed, Inc., 6300 Lamar Ave, Overland Park, Kansas 66202. No underwriting commissions have been paid by Nationwide to Waddell & Reed, Inc.

ANNUITY PAYMENTS

See "Frequency and Amount of Annuity Payments" located in the prospectus.

CONDENSED FINANCIAL INFORMATION


The following charts represent the accumulation unit values for all classes of accumulation units for all asset fees for contracts issued as of December 31, 2004. The value of an accumulation unit is determined on the basis of changes in the per share value of the underlying mutual funds and variable account charges which may vary from contract to contract (for more information on the calculation of accumulation unit values, see "Determining Variable Account Value
- Valuing an Accumulation Unit" in the prospectus). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect accumulation unit value information for a partial year only.

                   NO OPTIONAL BENEFITS ELECTED (TOTAL 1.35%)

   (VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.328889          11.544564            11.77%       1,431,910       2004
Strategy Portfolio - Q/NQ               9.392441          10.328889             9.97%       1,383,922       2003
                                        9.218335           9.392441             1.89%         950,742       2002
                                       10.378704           9.218335           -11.18%         558,127       2001
                                       10.000000          10.378704             3.79%           1,112      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.082166          10.834754             7.46%       1,175,735       2004
Balanced Portfolio - Q/NQ               8.581727          10.082166            17.48%       1,088,508       2003
                                        9.498424           8.581727            -9.65%         780,994       2002
                                       10.237361           9.498424            -7.22%         500,919       2001
                                       10.000000          10.237361             2.37%           1,557      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.977814          12.274629             2.48%       1,173,591       2004
Portfolio - Q/NQ                       11.654058          11.977814             2.78%       1,281,475       2003
                                       10.840295          11.654058             7.51%       1,033,648       2002
                                       10.225161          10.840295             6.02%         404,756       2001
                                       10.000000          10.225161             2.25%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.670241           8.290791             8.09%       2,908,010       2004
Equity Portfolio - Q/NQ                 6.630316           7.670241            15.68%       3,152,906       2003
                                        8.576410           6.630316           -22.69%       2,724,786       2002
                                       10.217829           8.576410           -16.06%       2,121,412       2001
                                       10.000000          10.217829             2.18%           4,171      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.878591             8.79%          41,020      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.060111           8.214264             1.91%       3,451,348       2004
Growth Portfolio - Q/NQ                 6.639456           8.060111            21.40%       3,452,881       2003
                                        8.551777           6.639456           -22.36%       2,515,725       2002
                                       10.120762           8.551777           -15.50%       1,841,397       2001
                                       10.000000          10.120762             1.21%           4,975      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.386029          13.424002             8.38%         726,748       2004
Income Portfolio - Q/NQ                10.485875          12.386029            18.12%         656,039       2003
                                       10.848937          10.485875            -3.35%         488,894       2002
                                       10.073496          10.848937             7.70%         301,773       2001
                                       10.000000          10.073496             0.73%             794      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.743155           8.707966            12.46%         544,134       2004
International Growth Portfolio          6.284412           7.743155            23.21%         509,784       2003
- Q/NQ                                  7.783412           6.284412           -19.26%         334,127       2002
                                       10.146627           7.783412           -23.29%         222,163       2001
                                       10.000000          10.146627             1.47%             794      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.914060            19.14%          32,613      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.559798          11.587742             0.24%         522,790       2004
Limited-Term Bond Portfolio -          11.359362          11.559798             1.76%         481,395       2003
Q/NQ                                   10.921334          11.359362             4.01%         270,037       2002
                                       10.137451          10.921334             7.73%         109,254       2001
                                       10.000000          10.137451             1.37%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.175159            11.75%          11,397      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money         10.149231          10.081634            -0.67%         334,168       2004
Market Portfolio - Q/NQ                10.235391          10.149231            -0.84%         329,589       2003
                                       10.258607          10.235391            -0.23%         412,372       2002
                                       10.038962          10.258607             2.19%         295,259       2001
                                       10.000000          10.038962             0.39%           3,115      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.213735             2.14%          22,703      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.375222            23.75%          21,528      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.133866           9.328008            14.68%       1,110,323       2004
Science and Technology                  6.320134           8.133866            28.70%       1,032,550       2003
Portfolio - Q/NQ                        8.428424           6.320134           -25.01%         770,643       2002
                                        9.700236           8.428424           -13.11%         500,451       2001
                                       10.000000           9.700236            -3.00%           1,183      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.075450          11.360146            12.75%       1,098,146       2004
Cap Growth Portfolio - Q/NQ             7.522476          10.075450            33.94%       1,084,008       2003
                                        9.750175           7.522476           -22.85%         904,651       2002
                                       10.079320           9.750175            -3.27%         565,374       2001
                                       10.000000          10.079320             0.79%           4,313      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.235863            12.36%          28,519      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.747082          12.160795            13.15%         838,943       2004
Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 1.40%)

   (VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.312774          11.520707            11.71%         623,271       2004
Strategy Portfolio - Q/NQ               9.382539          10.312774             9.91%         597,114       2003
                                        9.213277           9.382539             1.84%         457,073       2002
                                       10.378305           9.213277           -11.23%         329,719       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.066413          10.812343             7.41%         405,620       2004
Balanced Portfolio - Q/NQ               8.572656          10.066413            17.42%         369,298       2003
                                        9.493209           8.572656            -9.70%         281,672       2002
                                       10.236967           9.493209            -7.27%         219,203       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.959114          12.249247             2.43%         501,857       2004
Portfolio - Q/NQ                       11.641762          11.959114             2.73%         543,442       2003
                                       10.834346          11.641762             7.45%         613,616       2002
                                       10.224762          10.834346             5.96%         289,247       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.658251           8.273622             8.04%       1,657,674       2004
Equity Portfolio - Q/NQ                 6.623314           7.658251            15.63%       1,701,701       2003
                                        8.571702           6.623314           -22.73%       1,626,646       2002
                                       10.217435           8.571702           -16.11%       1,349,561       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.874951             8.75%          26,136      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.047508           8.197271             1.86%       2,575,564       2004
Growth Portfolio - Q/NQ                 6.632425           8.047508            21.34%       2,627,965       2003
                                        8.547071           6.632425           -22.40%       2,316,537       2002
                                       10.120370           8.547071           -15.55%       2,019,137       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.366698          13.396264             8.33%         344,093       2004
Income Portfolio - Q/NQ                10.474808          12.366698            18.06%         319,214       2003
                                       10.842987          10.474808            -3.40%         244,730       2002
                                       10.073104          10.842987             7.64%         126,255       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.731058           8.689963            12.40%         402,624       2004
International Growth Portfolio          6.277773           7.731058            23.15%         372,817       2003
- Q/NQ                                  7.779138           6.277773           -19.30%         290,414       2002
                                       10.146233           7.779138           -23.33%         206,474       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.910063            19.10%          20,847      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.541777          11.563810             0.19%         254,468       2004
Limited-Term Bond Portfolio -          11.347406          11.541777             1.71%         227,342       2003
Q/NQ                                   10.915358          11.347406             3.96%         100,431       2002
                                       10.137060          10.915358             7.68%          27,291       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.171414            11.71%           8,324      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money         10.133385          10.060792            -0.72%         148,255       2004
Market Portfolio - Q/NQ                10.224593          10.133385            -0.89%         145,550       2003
                                       10.252980          10.224593            -0.28%         188,434       2002
                                       10.038572          10.252980             2.14%         111,668       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.211601             2.12%          17,825      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.372627            23.73%          11,264      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.121139           9.308682            14.62%         544,107       2004
Science and Technology                  6.313444           8.121139            28.63%         503,009       2003
Portfolio - Q/NQ                        8.423783           6.313444           -25.05%         436,678       2002
                                        9.700236           8.423783           -13.11%         500,451       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.059709          11.336648            12.69%         714,581       2004
Cap Growth Portfolio - Q/NQ             7.514524          10.059709            33.87%         699,372       2003
                                        9.744819           7.514524           -22.89%         745,796       2002
                                       10.079320           9.744819            -3.27%         565,374       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.232101            12.32%          10,000      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.732552          12.138190            13.10%         350,827       2004
Portfolio - Q/NQ                        8.700123          10.732552            23.36%         312,541       2003
                                       10.106838           8.700123           -13.92%         159,087       2002
                                       10.000000          10.106838             1.10%         253,499      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 1.45%)

   (VARIABLE ACCOUNT CHARGES OF 1.45% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.296657          11.496881            11.66%          88,607       2004
Strategy Portfolio - Q/NQ               9.372630          10.296657             9.86%          87,139       2003
                                        9.208222           9.372630             1.79%          80.877       2002
                                       10.377903           9.208222           -11.27%          63,087       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.050697          10.789981             7.36%          73,828       2004
Balanced Portfolio - Q/NQ               8.563602          10.050697            17.37%          66,289       2003
                                        9.487997           8.563602            -9.74%          68,014       2002
                                       10.236570           9.487997            -7.31%          62,071       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.940445          12.223940             2.37%          38,062       2004
Portfolio - Q/NQ                       11.629479          11.940445             2.67%          37,754       2003
                                       10.828402          11.629479             7.40%          34,404       2002
                                       10.224366          10.828402             5.91%          26,931       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.646288           8.256513             7.98%         227,471       2004
Equity Portfolio - Q/NQ                 6.616314           7.646288            15.57%         253,206       2003
                                        8.566990           6.616314           -22.77%         220,714       2002
                                       10.217039           8.566990           -16.15%         196,772       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.871306             8.71%           1,094      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.034930           8.180318             1.81%         244,344       2004
Growth Portfolio - Q/NQ                 6.625416           8.034930            21.27%         258,520       2003
                                        8.542373           6.625416           -22.44%         220,758       2002
                                       10.119978           8.542373           -15.59%         212,014       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.347382          13.368558             8.27%          52,844       2004
Income Portfolio - Q/NQ                10.463756          12.347382            18.00%          40,776       2003
                                       10.837039          10.463756            -3.44%          37,579       2002
                                       10.072713          10.837039             7.59%          28,413       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.718954           8.671951            12.35%          32,977       2004
International Growth Portfolio          6.271125           7.718954            23.09%          26,943       2003
- Q/NQ                                  7.774856           6.271125           -19.34%          15,640       2002
                                       10.145837           7.774856           -23.37%          13,890       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.906078            19.06%               0      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.523730          11.539882             0.14%          13,402       2004
Limited-Term Bond Portfolio -          11.335411          11.523730             1.66%          11,173       2003
Q/NQ                                   10.909363          11.335411             3.91%           1,020       2002
                                       10.136668          10.909363             7.62%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.167678            11.68%               0      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money         10.117557          10.039984            -0.77%           3,716       2004
Market Portfolio - Q/NQ                10.213802          10.117557            -0.94%           5,230       2003
                                       10.247355          10.213802            -0.33%             801       2002
                                       10.038183          10.247355             2.08%           7,477       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.209462             2.09%             419      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.370048            23.70%             237      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.108459           9.289450            14.56%          43,958       2004
Science and Technology                  6.306771           8.108459            28.57%          33,424       2003
Portfolio - Q/NQ                        8.419157           6.306771           -25.09%          23,808       2002
                                        9.699482           8.419157           -13.20%          14,798       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.043977          11.313193            12.64%          57,999       2004
Cap Growth Portfolio - Q/NQ             7.506576          10.043977            33.80%          54,694       2003
                                        9.739457           7.506576           -22.93%          49,348       2002
                                       10.078539           9.739457            -3.36%          36,686       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.228330            12.28%             218      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.718013          12.115610            13.04%          59,338       2004
Portfolio - Q/NQ                        8.692748          10.718013            23.30%          58,275       2003
                                       10.103405           8.692748           -13.96%          54,016       2002
                                       10.000000          10.103405             1.03%          21,138      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 1.50%)

   (VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.280579          11.473102            11.60%         867,632       2004
Strategy Portfolio - Q/NQ               9.362748          10.280579             9.80%         839,811       2003
                                        9.203179           9.362748             1.73%         683,458       2002
                                       10.377501           9.203179           -11.32%         313,558       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.035002          10.767675             7.30%         600,159       2004
Balanced Portfolio - Q/NQ               8.554572          10.035002            17.31%         547,746       2003
                                        9.482793           8.554572            -9.79%         426,133       2002
                                       10.236174           9.482793            -7.36%         288,964       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.921763          12.198612             2.32%         568,544       2004
Portfolio - Q/NQ                       11.617196          11.921763             2.62%         590,948       2003
                                       10.822462          11.617196             7.34%         606,509       2002
                                       10.223971          10.822462             5.85%         231,156       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.634327           8.239415             7.93%       3,197,416       2004
Equity Portfolio - Q/NQ                 6.609314           7.634327            15.51%       3,319,952       2003
                                        8.562283           6.609314           -22.81%       2,862,811       2002
                                       10.216643           8.562283           -16.19%       1,545,575       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.867659             8.68%          43,034      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.022368           8.163384             1.76%       3,760,797       2004
Growth Portfolio - Q/NQ                 6.618408           8.022368            21.21%       3,889,673       2003
                                        8.537676           6.618408           -22.48%       3,022,540       2002
                                       10.119589           8.537676           -15.63%       1,653,397       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.328074          13.340888             8.22%         493,107       2004
Income Portfolio - Q/NQ                10.452697          12.328074            17.94%         413,807       2003
                                       10.831082          10.452697            -3.49%         363,358       2002
                                       10.072322          10.831082             7.53%         155,912       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.706898           8.654037            12.29%         542,719       2004
International Growth Portfolio          6.264502           7.706898            23.02%         496,266       2003
- Q/NQ                                  7.770582           6.264502           -19.38%         404,917       2002
                                       10.145446           7.770582           -23.41%         219,811       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.902082            19.02%          36,772      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.505726          11.516005             0.09%         313,037       2004
Limited-Term Bond Portfolio -          11.323446          11.505726             1.61%         290,040       2003
Q/NQ                                   10.903376          11.323446             3.85%         101,972       2002
                                       10.136272          10.903376             7.57%          10,209       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.163927            11.64%           7,429      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money         10.101743          10.019205            -0.82%         214,289       2004
Market Portfolio - Q/NQ                10.203015          10.101743            -0.99%         245,161       2003
                                       10.241731          10.203015            -0.38%         274,598       2002
                                       10.037793          10.241731             2.03%         257,554       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.207325             2.07%          31,073      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.367457            23.67%          67,666      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.095779           9.270213            14.51%       1,236,573       2004
Science and Technology                  6.300111           8.095779            28.50%       1,150,061       2003
Portfolio - Q/NQ                        8.414529           6.300111           -25.13%         820,494       2002
                                        9.699104           8.414529           -13.24%         437,492       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.028290          11.289793            12.58%       1,264,905       2004
Cap Growth Portfolio - Q/NQ             7.498648          10.028290            33.73%       1,241,616       2003
                                        9.734109           7.498648           -22.97%       1,049,196       2002
                                       10.078146           9.734109            -3.41%         515,024       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.224568            12.25%          79,322      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.703514          12.093087            12.98%         752,295       2004
Portfolio - Q/NQ                        8.685384          10.703514            23.24%         708,029       2003
                                       10.099976           8.685384           -14.01%         547,361       2002
                                       10.000000          10.099976             1.00%         236,241      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 1.55%)

   (VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.264485          11.449328            11.54%         106,644       2004
Strategy Portfolio - Q/NQ               9.352833          10.264485             9.75%         105,355       2003
                                        9.198114           9.352833             1.68%          87,867       2002
                                       10.377101           9.198114           -11.36%          41,848       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.019302          10.745373             7.25%           7.25%       2004
Balanced Portfolio - Q/NQ               8.545521          10.019302            17.25%         177,357       2003
                                        9.477581           8.545521            -9.83%         139,182       2002
                                       10.235775           9.477581            -7.41%          81,528       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.903141          12.173379             2.27%          92,709       2004
Portfolio - Q/NQ                       11.604934          11.903141             2.57%         105,321       2003
                                       10.816517          11.604934             7.29%          76,500       2002
                                       10.223571           10.81517             5.80%          37,191       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.622379           8.222360             7.87%         457,918       2004
Equity Portfolio - Q/NQ                 6.602317           7.622379            15.45%         491,741       2003
                                        8.557576           6.602317           -22.85%         407,609       2002
                                       10.216249           8.557576           -16.24%         291,609       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.864005             8.64%             914      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.009816           8.146470             1.71%         429,000       2004
Growth Portfolio - Q/NQ                 6.611407           8.009816            21.15%         449,803       2003
                                        8.532982           6.611407           -22.52%         323,640       2002
                                       10.119196           8.532982           -15.68%         213,569       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.308833          13.313316             8.16%          82,438       2004
Income Portfolio - Q/NQ                10.441672          12.308833            17.88%          81,551       2003
                                       10.825141          10.441672            -3.54%          61,934       2002
                                       10.071931          10.825141             7.48%          42,432       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.694835           8.636102            12.23%          64,782       2004
International Growth Portfolio          6.257871           7.694835            22.96%          64,520       2003
- Q/NQ                                  7.766304           6.257871           -19.42%          56,608       2002
                                       10.145052           7.766304           -23.45%          35,477       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.898088            18.98%           2,261      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.487743          11.492174             0.04%          49,034       2004
Limited-Term Bond Portfolio -          11.311485          11.487743             1.56%          45,186       2003
Q/NQ                                   10.897387          11.311485             3.80%          19,408       2002
                                       10.135881          10.897387             7.51%          11,896       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.160177            11.60%           2,452      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money         10.085948           9.998460            -0.87%          36,258       2004
Market Portfolio - Q/NQ                10.192234          10.085948            -1.04%          46,858       2003
                                       10.236105          10.192234            -0.43%          90,098       2002
                                       10.037403          10.236105             1.98%         140,567       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.205190             2.05%             326      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.364878            23.65%             405      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.083109           9.251010            14.45%         115,906       2004
Science and Technology                  6.293443           8.083109            28.44%         110,612       2003
Portfolio - Q/NQ                        8.409895           6.293443           -25.17%         105,651       2002
                                        9.698729           8.409895           -13.29%          72,262       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.012579          11.266380            12.52%         127,945       2004
Cap Growth Portfolio - Q/NQ             7.490696          10.012579            33.67%         122,003       2003
                                        9.728740           7.490696           -23.00%         100,259       2002
                                       10.077754           9.728740            -3.46%          53,366       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.220796            12.21%           3,508      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.689043          12.070611            12.93%          85,607       2004
Portfolio - Q/NQ                        8.678037          10.689043            23.17%          73,382       2003
                                       10.096554           8.678037           -14.05%          61,495       2002
                                       10.000000          10.096554             0.97%          11,879      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 1.60%)

   (VARIABLE ACCOUNT CHARGES OF 1.60% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.248442          11.425632            11.49%           2,068       2004
Strategy Portfolio - Q/NQ               9.342962          10.248442             9.69%           1,905       2003
                                        9.193065           9.342962             1.63%             998       2002
                                       10.376699           9.193065           -11.41%             281       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.003605          10.723092             7.19%          21,803       2004
Balanced Portfolio - Q/NQ               8.536467          10.003605            17.19%          19,381       2003
                                        9.472364           8.536467            -9.88%             454       2002
                                       10.235381           9.472364            -7.45%             455       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.884520          12.148163             2.22%           5,541       2004
Portfolio - Q/NQ                       11.592659          11.884520             2.52%           6,179       2003
                                       10.810574          11.592659             7.23%             549       2002
                                       10.223176          10.810574             5.75%             158       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.610450           8.205310             7.82%          38,929       2004
Equity Portfolio - Q/NQ                 6.595336           7.610450            15.39%          33,478       2003
                                        8.552871           6.595336           -22.89%           4,116       2002
                                       10.215853           8.552871           -16.28%           6,271       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.860359             8.60%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.997295           8.129616             1.65%          44,050       2004
Growth Portfolio - Q/NQ                 6.604414           7.997295            21.09%          38,445       2003
                                        8.528287           6.604414           -22.56%           4,588       2002
                                       10.118802           8.528287           -15.72%           6,328       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.289581          13.285735             8.11%             935       2004
Income Portfolio - Q/NQ                10.430630          12.289581            17.82%               0       2003
                                       10.819198          10.430630            -3.59%             322       2002
                                       10.071541          10.819198             7.42%           3,602       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.682777           8.618184            12.18%           5,424       2004
International Growth Portfolio          6.251248           7.682777            22.90%           3,179       2003
- Q/NQ                                  7.762028           6.251248           -19.46%             878       2002
                                       10.144657           7.762028           -23.49%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.894092            18.94%               0      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.469798          11.468390            -0.01%           3,794       2004
Limited-Term Bond Portfolio -          11.299556          11.469798             1.51%           1,611       2003
Q/NQ                                   10.891410          11.299556             3.75%               0       2002
                                       10.135487          10.891410             7.46%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.156430            11.56%               0      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money         10.070167           9.977747            -0.92%           3,246       2004
Market Portfolio - Q/NQ                10.181460          10.070167            -1.09%           1,413       2003
                                       10.230478          10.181460            -0.48%               0       2002
                                       10.037013          10.230478             1.93%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.203049             2.03%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.362288            23.62%               0      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.070439           9.231828            14.39%           3,051       2004
Science and Technology                  6.286765           8.070439            28.37%           2,932       2003
Portfolio - Q/NQ                        8.405267           6.286765           -25.20%               0       2002
                                        9.698352           8.405267           -13.33%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small          9.996902          11.243042            12.47%           5,865       2004
Cap Growth Portfolio - Q/NQ             7.482762           9.996902            33.60%           4,192       2003
                                        9.723384           7.482762           -23.04%           1,892       2002
                                       10.077364           9.723384            -3.51%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.217033            12.17%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.674555          12.048126            12.87%           6,630       2004
Portfolio - Q/NQ                        8.670678          10.674555            23.11%           4,924       2003
                                       10.093129           8.670678           -14.09%             771       2002
                                       10.000000          10.093129             0.93%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 1.65%)

   (VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.232375          11.401921            11.43%          79,983       2004
Strategy Portfolio - Q/NQ               9.333060          10.232375             9.64%          82,059       2003
                                        9.188001           9.333060             1.58%          58,134       2002
                                       10.376296           9.188001           -11.45%           9,170       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.987963          10.700889             7.14%          36,224       2004
Balanced Portfolio - Q/NQ               8.527445           9.987963            17.13%          34,368       2003
                                        9.467156           8.527445            -9.93%          20,989       2002
                                       10.234981           9.467156            -7.50%           3,973       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.865931          12.122999             2.17%          23,573       2004
Portfolio - Q/NQ                       11.580409          11.865931             2.47%          33,449       2003
                                       10.804637          11.580409             7.18%          23,807       2002
                                       10.222778          10.804637             5.69%           4,722       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.598516           8.188281             7.76%          91,436       2004
Equity Portfolio - Q/NQ                 6.588340           7.598516            15.33%          91,956       2003
                                        8.548156           6.588340           -22.93%          61.659       2002
                                       10.215459           8.548156           -16.32%          18,074       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.856710             8.57%             540      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.984761           8.112732             1.60%         178,982       2004
Growth Portfolio - Q/NQ                 6.597416           7.984761            21.03%         172,566       2003
                                        8.523596           6.597416           -22.60%         107,916       2002
                                       10.118412           8.523596           -15.76%          17,795       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.270338          13.258190             8.05%          45,187       2004
Income Portfolio - Q/NQ                10.419593          12.270338            17.76%          40,319       2003
                                       10.813239          10.419593            -3.64%          16,847       2002
                                       10.071148          10.813239             7.37%           1,276       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.670770           8.600337            12.12%          17,236       2004
International Growth Portfolio          6.244630           7.670770            22.84%          13,704       2003
- Q/NQ                                  7.757760           6.244630           -19.50%          10,331       2002
                                       10.144267           7.757760           -23.53%           4,968       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.890094            18.90%           3,537      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.451831          11.444612            -0.06%           8,185       2004
Limited-Term Bond Portfolio -          11.287606          11.451831             1.45%           8,228       2003
Q/NQ                                   10.885429          11.287606             3.96%           6,196       2002
                                       10.135094          10.885429             7.40%           1,750       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.152675            11.53%           1,254      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money         10.054405           9.957068            -0.97%           2,263       2004
Market Portfolio - Q/NQ                10.170692          10.054405            -1.14%             912       2003
                                       10.224856          10.170692            -0.53%               0       2002
                                       10.036623          10.224856             1.88%           4,864       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.200913             2.01%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.359706            23.60%           5,847      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.057817           9.212702            14.33%         104,030       2004
Science and Technology                  6.280120           8.057817            28.31%          96,731       2003
Portfolio - Q/NQ                        8.400646           6.280120           -25.24%          56,291       2002
                                        9.697972           8.400646           -13.38%           7,637       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small          9.981231          11.219695            12.41%         105,585       2004
Cap Growth Portfolio - Q/NQ             7.474828           9.981231            33.53%         103,131       2003
                                        9.718031           7.474828           -23.08%          59,879       2002
                                       10.076969           9.718031            -3.56%           8,988       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.213262            12.13%             851      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.660084          12.025678            12.81%          72,660       2004
Portfolio - Q/NQ                        8.663319          10.660084            23.05%          66,245       2003
                                       10.089696           8.663319           -14.14%          41,852       2002
                                       10.000000          10.089696             0.90%           2,754      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 1.70%)

   (VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.216357          11.378295            11.37%           4,336       2004
Strategy Portfolio - Q/NQ               9.323181          10.216357             9.58%           4,499       2003
                                        9.182946           9.323181             1.53%           3,436       2002
                                       10.375893           9.182946           -11.50%           1,379       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.972315          10.678678             7.08%           4,075       2004
Balanced Portfolio - Q/NQ               8.518415           9.972315            17.07%           4,003       2003
                                        9.461947           8.518415            -9.97%           4,003       2002
                                       10.234586           9.461947            -7.55%           2,648       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.847341          12.097853             2.11%           6,350       2004
Portfolio - Q/NQ                       11.568155          11.847341             2.41%           6,315       2003
                                       10.798693          11.568155             7.13%           6,307       2002
                                       10.222381          10.798693             5.64%           2,555       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.586615           8.171308             7.71%          20,470       2004
Equity Portfolio - Q/NQ                 6.581369           7.586615            15.27%          20,344       2003
                                        8.543459           6.581369           -22.97%          19,510       2002
                                       10.215063           8.543459           -16.36%          14,223       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.853055             8.53%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.972240           8.095891             1.55%           8,180       2004
Growth Portfolio - Q/NQ                 6.590424           7.972240            20.97%           7,355       2003
                                        8.518902           6.590424           -22.64%           4,788       2002
                                       10.118020           8.518902           -15.80%           3,078       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.251129          13.230708             8.00%           1,560       2004
Income Portfolio - Q/NQ                10.408568          12.251129            17.70%           1,369       2003
                                       10.807291          10.408568            -3.69%             913       2002
                                       10.070760          10.807291             7.31%             825       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.658736           8.582491            12.06%           5,276       2004
International Growth Portfolio          6.238005           7.658736            22.78%           4,996       2003
- Q/NQ                                  7.753477           6.238005           -19.55%           2,176       2002
                                       10.143870           7.753477           -23.56%           1,183       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.886106            18.86%               0      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.433913          11.420897            -0.11%           3,342       2004
Limited-Term Bond Portfolio -          11.275663          11.433913             1.40%           3,674       2003
Q/NQ                                   10.879451          11.275663             3.64%           2,949       2002
                                       10.134702          10.879451             7.35%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.148934            11.49%               0      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money         10.038665           9.936424            -1.02%             262       2004
Market Portfolio - Q/NQ                10.159933          10.038665            -1.19%             269       2003
                                       10.219232          10.159933            -0.58%               0       2002
                                       10.036232          10.219232             1.82%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.198772             1.99%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.357120            23.57%               0      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.045180           9.193564            14.27%           7,556       2004
Science and Technology                  6.273457           8.045180            28.24%           7,705       2003
Portfolio - Q/NQ                        8.396010           6.273457           -25.28%           6,023       2002
                                        9.697594           8.396010           -13.42%           3,829       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small          9.965598          11.196441            12.35%           5,343       2004
Cap Growth Portfolio - Q/NQ             7.466909           9.965598            33.46%           5,367       2003
                                        9.712673           7.466909           -23.12%           3,172       2002
                                       10.076578           9.712673            -3.61%           1,047       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.209485            12.09%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.645628          12.003276            12.75%           5,749       2004
Portfolio - Q/NQ                        8.655972          10.645628            22.99%           5,837       2003
                                       10.086266           8.655972           -14.18%           5,202       2002
                                       10.000000          10.086266             0.86%           2,010      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 1.75%)

   (VARIABLE ACCOUNT CHARGES OF 1.75% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.200337          11.354672            11.32%          19,831       2004
Strategy Portfolio - Q/NQ               9.313310          10.200337             9.52%          15,585       2003
                                        9.177891           9.313310             1.48%           7,040       2002
                                       10.375491           9.177891           -11.54%           4,238       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.956696          10.656532             7.03%          15,220       2004
Balanced Portfolio - Q/NQ               8.509395           9.956696            17.01%          13,345       2003
                                        9.456739           8.509395           -10.02%           9,078       2002
                                       10.234189           9.456739            -7.60%           5,520       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.828774          12.072760             2.06%          12,596       2004
Portfolio - Q/NQ                       11.555910          11.828774             2.36%          13,053       2003
                                       10.792757          11.555910             7.07%           5,252       2002
                                       10.221984          10.792757             5.58%           3,913       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.574721           8.154339             7.65%          13,535       2004
Equity Portfolio - Q/NQ                 6.574382           7.574721            15.22%          14,101       2003
                                        8.538740           6.574382           -23.01%          10,161       2002
                                       10.214664           8.538740           -16.41%           6,583       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.849412             8.49%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.959739           8.079089             1.50%          19,485       2004
Growth Portfolio - Q/NQ                 6.583431           7.959739            20.91%          19,698       2003
                                        8.514201           6.583431           -22.68%          16,875       2002
                                       10.117627           8.514201           -15.85%          12,684       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.231922          13.203257             7.94%          11,269       2004
Income Portfolio - Q/NQ                10.397530          12.231922            17.64%           8,576       2003
                                       10.801340          10.397530            -3.74%           2,108       2002
                                       10.070364          10.801340             7.26%           1,219       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.646706           8.564653            12.00%           2,758       2004
International Growth Portfolio          6.231384           7.646706            22.71%           1,965       2003
- Q/NQ                                  7.749199           6.231384           -19.59%             518       2002
                                       10.143475           7.749199           -23.60%             558       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.882106            18.82%               0      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.416001          11.397203            -0.16%           3,338       2004
Limited-Term Bond Portfolio -          11.263738          11.416001             1.35%           4,383       2003
Q/NQ                                   10.873469          11.263738             3.59%               0       2002
                                       10.134308          10.873469             7.29%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.145161            11.45%               0      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money         10.022932           9.915806            -1.07%           3,800       2004
Market Portfolio - Q/NQ                10.149172          10.022932            -1.24%           1,799       2003
                                       10.213606          10.149172            -0.63%           1,813       2002
                                       10.035842          10.213606             1.77%           1,584       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.196629             1.97%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.354526            23.55%               0      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.032584           9.174517            14.22%           7,212       2004
Science and Technology                  6.266813           8.032584            28.18%           3,952       2003
Portfolio - Q/NQ                        8.391394           6.266813           -25.32%           3,317       2002
                                        9.697219           8.391394           -13.47%           1,993       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small          9.949969          11.173187            12.29%          10,551       2004
Cap Growth Portfolio - Q/NQ             7.458986           9.949969            33.40%           6,767       2003
                                        9.707317           7.458986           -23.16%           4,693       2002
                                       10.076184           9.707317            -3.66%           2,469       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.205722            12.06%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.631170          11.980875            12.70%          10,744       2004
Portfolio - Q/NQ                        8.648608          10.631170            22.92%          10,046       2003
                                       10.082827           8.648608           -14.22%           8,954       2002
                                       10.000000          10.082827             0.83%           8,019      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 1.80%)

   (VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.184374          11.331137            11.26%         270,078       2004
Strategy Portfolio - Q/NQ               9.303459          10.184374             9.47%         280,394       2003
                                        9.172845           9.303459             1.42%         161,009       2002
                                       10.375088           9.172845           -11.59%          65,148       2001
                                       10.000000          10.375088             3.75%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.941075          10.634409             6.97%         166,466       2004
Balanced Portfolio - Q/NQ               8.500373           9.941075            16.95%         177,634       2003
                                        9.451524           8.500373           -10.06%         115.472       2002
                                       10.233790           9.451524            -7.64%          43,958       2001
                                       10.000000          10.233790             2.34%             122      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.810247          12.047708             2.01%         184,719       2004
Portfolio - Q/NQ                       11.543683          11.810247             2.31%         190,663       2003
                                       10.786820          11.543683             7.02%         146,951       2002
                                       10.221589          10.786820             5.53%          60,513       2001
                                       10.000000          10.221589             2.22%             122      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.562827           8.137392             7.60%         587,129       2004
Equity Portfolio - Q/NQ                 6.567410           7.562827            15.16%         626,095       2003
                                        8.534039           6.567410           -23.04%         471,337       2002
                                       10.214270           8.534039           -16.45%         155,669       2001
                                       10.000000          10.214270             2.14%             122      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.845761             8.46%           9,048      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.947249           8.062303             1.45%         622,230       2004
Growth Portfolio - Q/NQ                 6.576449           7.947249            20.84%         668,952       2003
                                        8.509507           6.576449           -22.72%         340,282       2002
                                       10.117234           8.509507           -15.89%         105,175       2001
                                       10.000000          10.117234             1.17%              74      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.212773          13.175880             7.89%         143,079       2004
Income Portfolio - Q/NQ                10.386539          12.212773            17.58%         139,597       2003
                                       10.795404          10.386539            -3.79%          75,415       2002
                                       10.069972          10.795404             7.20%          17,649       2001
                                       10.000000          10.069972             0.70%              50      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.634714           8.546859            11.95%          90,436       2004
International Growth Portfolio          6.224770           7.634714            22.65%         102,167       2003
- Q/NQ                                  7.744924           6.224770           -19.63%          46,392       2002
                                       10.143081           7.744924           -23.64%          15,417       2001
                                       10.000000          10.143081             1.43%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.878109            18.78%           3,563      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.398104          11.373546            -0.22%          80,349       2004
Limited-Term Bond Portfolio -          11.251798          11.398104             1.30%          91,126       2003
Q/NQ                                   10.867472          11.251798             3.54%          42,869       2002
                                       10.133910          10.867472             7.24%           7,564       2001
                                       10.000000          10.133910             1.34%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.141414            11.41%           7,960      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money         10.007222           9.895226            -1.12%          42,385       2004
Market Portfolio - Q/NQ                10.138425          10.007222            -1.29%          49,735       2003
                                       10.207985          10.138425            -0.68%          52,169       2002
                                       10.035451          10.207985             1.72%          20,861       2001
                                       10.000000          10.035451             0.35%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.194486             1.94%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.351936            23.52%             919      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.019969           9.155443            14.16%         190,967       2004
Science and Technology                  6.260157           8.019969            28.11%         172,424       2003
Portfolio - Q/NQ                        8.386760           6.260157           -25.36%         115,979       2002
                                        9.696839           8.386760           -13.51%          32,954       2001
                                       10.000000           9.696839            -3.03%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small          9.934358          11.149982            12.24%         209,091       2004
Cap Growth Portfolio - Q/NQ             7.451065           9.934358            33.33%         188,308       2003
                                        9.701957           7.451065           -23.20%         136,733       2002
                                       10.075790           9.701957            -3.71%          46,396       2001
                                       10.000000          10.075790             0.76%               0      2000*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.201949            12.02%          12,848      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.616751          11.958537            12.64%         214,736       2004
Portfolio - Q/NQ                        8.641266          10.616751            22.86%         200,241       2003
                                       10.079400           8.641266           -14.27%         110,904       2002
                                       10.000000          10.079400             0.79%          27,919      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------

                     OPTIONAL BENEFITS ELECTED (TOTAL 1.85%)

   (VARIABLE ACCOUNT CHARGES OF 1.85% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.168407          11.307615            11.20%          87,102       2004
Strategy Portfolio - Q/NQ               9.293602          10.168407             9.41%          74,372       2003
                                        9.167790           9.293602             1.37%          46,014       2002
                                       10.374687           9.167790           -11.63%          32,519       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.925489          10.612329             6.92%          60,456       2004
Balanced Portfolio - Q/NQ               8.491357           9.925489            16.89%          44,781       2003
                                        9.446317           8.491357           -10.11%          26,865       2002
                                       10.233393           9.446317            -7.69%          19,309       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.791725          12.022687             1.96%          59,377       2004
Portfolio - Q/NQ                       11.531449          11.791725             2.26%          60,970       2003
                                       10.780876          11.531449             6.96%          42,939       2002
                                       10.221188          10.780876             5.48%          33,079       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.550959           8.120498             7.54%          77,519       2004
Equity Portfolio - Q/NQ                 6.560440           7.550959            15.10%          76,130       2003
                                        8.529332           6.560440           -23.08%          61,064       2002
                                       10.213876           8.529332           -16.49%          41,172       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.842113             8.42%             945      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.934767           8.045554             1.40%         149,857       2004
Growth Portfolio - Q/NQ                 6.569458           7.934767            20.78%         127,619       2003
                                        8.504809           6.569458           -22.76%          66,083       2002
                                       10.116840           8.504809           -15.93%          58,794       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.193625          13.148530             7.83%          20,798       2004
Income Portfolio - Q/NQ                10.375534          12.193625            17.52%          16,644       2003
                                       10.789458          10.375534            -3.84%           7,830       2002
                                       10.069584          10.789458             7.15%           8,100       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.622729           8.529109            11.89%           7,721       2004
International Growth Portfolio          6.218168           7.622729            22.59%           7,469       2003
- Q/NQ                                  7.740655           6.218168           -19.67%           3,388       2002
                                       10.142686           7.740655           -23.68%           3,290       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.874109            18.74%           2,205      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.380229          11.349929            -0.27%          14,557       2004
Limited-Term Bond Portfolio -          11.239875          11.380229             1.25%          10,375       2003
Q/NQ                                   10.861491          11.239875             3.48%           5,797       2002
                                       10.133516          10.861491             7.18%           5,621       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.137673            11.38%           1,480      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money          9.991522           9.874674            -1.17%           4,667       2004
Market Portfolio - Q/NQ                10.127677           9.991522            -1.34%          35,288       2003
                                       10.202360          10.127677            -0.73%          38,236       2002
                                       10.035060          10.202360             1.67%          67,506       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.192346             1.92%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.349343            23.49%           1,550      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.007398           9.136430            14.10%          38,311       2004
Science and Technology                  6.253523           8.007398            28.05%          38,223       2003
Portfolio - Q/NQ                        8.382138           6.253523           -25.39%          14,051       2002
                                        9.696462           8.382138           -13.55%           6,231       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small          9.918772          11.126823            12.18%          25,187       2004
Cap Growth Portfolio - Q/NQ             7.443165           9.918772            33.26%          27,400       2003
                                        9.696613           7.443165           -23.24%          11,644       2002
                                       10.075400           9.696613            -3.76%           5,953       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.198178            11.98%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.602328          11.936220            12.58%          31,230       2004
Portfolio - Q/NQ                        8.633911          10.602328            22.80%          28,309       2003
                                       10.075958           8.633911           -14.31%           7,003       2002
                                       10.000000          10.075958             0.76%             362      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 1.90%)

   (VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.152439          11.284110            11.15%           8,340       2004
Strategy Portfolio - Q/NQ               9.283743          10.152439             9.36%           9,986       2003
                                        9.162734           9.283743             1.32%           2,563       2002
                                       10.374284           9.162734           -11.68%             856       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.909910          10.590282             6.87%           1,811       2004
Balanced Portfolio - Q/NQ               8.482350           9.909910            16.83%           2,102       2003
                                        9.441109           8.482350           -10.16%           1,584       2002
                                       10.232994           9.441109            -7.74%             290       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.773243          11.997729             1.91%           7,787       2004
Portfolio - Q/NQ                       11.519240          11.773243             2.21%           7,573       2003
                                       10.774936          11.519240             6.91%          10,395       2002
                                       10.220790          10.774936             5.42%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.539101           8.103604             7.49%          49,133       2004
Equity Portfolio - Q/NQ                 6.553473           7.539101            15.04%          55,013       2003
                                        8.524624           6.553473           -23.12%          51,170       2002
                                       10.213477           8.524624           -16.54%           1,363       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.838453             8.38%           2,324      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.922325           8.028841             1.34%          79,804       2004
Growth Portfolio - Q/NQ                 6.562499           7.922325            20.72%          96,411       2003
                                        8.500123           6.562499           -22.80%          55,379       2002
                                       10.116448           8.500123           -15.98%           1,233       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.174486          13.121198             7.78%          24,254       2004
Income Portfolio - Q/NQ                10.364526          12.174486            17.46%          21,762       2003
                                       10.783508          10.364526            -3.89%          14,762       2002
                                       10.069190          10.783508             7.09%             158       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.610765           8.511386            11.83%          26,813       2004
International Growth Portfolio          6.211565           7.610765            22.53%          26,841       2003
- Q/NQ                                  7.736379           6.211565           -19.71%          18,302       2002
                                       10.142291           7.736379           -23.72%             172       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.870111            18.70%           2,533      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.362367          11.326333            -0.32%           7,331       2004
Limited-Term Bond Portfolio -          11.227962          11.362367             1.20%           5,884       2003
Q/NQ                                   10.855504          11.227962             3.43%             328       2002
                                       10.133123          10.855504             7.13%             362       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.133916            11.34%           1,581      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money          9.975848           9.854158            -1.22%           6,174       2004
Market Portfolio - Q/NQ                10.116942           9.975848            -1.39%           6,806       2003
                                       10.196739          10.116942            -0.78%             574       2002
                                       10.034669          10.196739             1.62%             193       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.190202             1.90%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.346755            23.47%           3,313      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.994819           9.117437             4.04%          29,165       2004
Science and Technology                  6.246875           7.994819            27.98%          29,381       2003
Portfolio - Q/NQ                        8.377507           6.246875           -25.43%             987       2002
                                        9.696083           8.377507           -13.60%             363       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small          9.903176          11.103670            12.12%          50,864       2004
Cap Growth Portfolio - Q/NQ             7.435249           9.903176            33.19%          53,884       2003
                                        9.691246           7.435249           -23.28%          39,141       2002
                                       10.075004           9.691246            -3.81%             964       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.194411            11.94%           1,905      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.587913          11.913919            12.52%          41,261       2004
Portfolio - Q/NQ                        8.626571          10.587913            22.74%          40,802       2003
                                       10.072534           8.626571           -14.36%          26,955       2002
                                       10.000000          10.072534             0.73%          19,102      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 1.95%)

   (VARIABLE ACCOUNT CHARGES OF 1.95% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.136509          11.260676            11.09%         122,178       2004
Strategy Portfolio - Q/NQ               9.273900          10.136509             9.30%         130,664       2003
                                        9.157678           9.273900             1.27%         102,160       2002
                                       10.373881           9.157678           -11.72%          29,592       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.894326          10.568239             6.81%          57,078       2004
Balanced Portfolio - Q/NQ               8.473330           9.894326            16.77%          51,901       2003
                                        9.435894           8.473330           -10.20%          29,937       2002
                                       10.232597           9.435894            -7.79%          20,838       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.754754          11.972776             1.85%         107,941       2004
Portfolio - Q/NQ                       11.507021          11.754754             2.15%         125,446       2003
                                       10.768998          11.507021             6.85%          72,439       2002
                                       10.220393          10.768998             5.37%          10,066       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.527257           8.086758             7.43%         180,755       2004
Equity Portfolio - Q/NQ                 6.546524           7.527257            14.98%         182,266       2003
                                        8.519930           6.546524           -23.16%         140,425       2002
                                       10.213080           8.519930           -16.58%          26,338       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.834807             8.35%           5,465      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.909852           8.012116             1.29%         248,027       2004
Growth Portfolio - Q/NQ                 6.555505           7.909852            20.66%         233,408       2003
                                        8.495416           6.555505           -22.83%         170,638       2002
                                       10.116055           8.495416           -16.02%          22,865       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.155367          13.093921             7.72%          41,371       2004
Income Portfolio - Q/NQ                10.353516          12.155367            17.40%          42,392       2003
                                       10.777559          10.353516            -3.93%          39,866       2002
                                       10.068796          10.777559             7.04%           2,835       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.598803           8.493683            11.78%          43,390       2004
International Growth Portfolio          6.204963           7.598803            22.46%          45,508       2003
- Q/NQ                                  7.732108           6.204963           -19.75%          21,895       2002
                                       10.141898           7.732108           -23.76%           6,651       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.866121            18.66%           1,557      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.344538          11.302805            -0.37%          47,313       2004
Limited-Term Bond Portfolio -          11.216051          11.344538             1.15%          66,986       2003
Q/NQ                                   10.849519          11.216051             3.38%          16,946       2002
                                       10.132726          10.849519             7.07%           2,517       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.130159            11.30%             828      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money          9.960185           9.833672            -1.27%          21,838       2004
Market Portfolio - Q/NQ                10.106208           9.960185            -1.44%          20,956       2003
                                       10.191113          10.106208            -0.83%          18,185       2002
                                       10.034277          10.191113             1.56%           5,403       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.188062             1.88%           1,594      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.344170            23.44%               0      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.982235           9.098452            13.98%         114,882       2004
Science and Technology                  6.240231           7.982235            27.92%          87,475       2003
Portfolio - Q/NQ                        8.372876           6.240231           -25.47%          44,422       2002
                                        9.695705           8.372876           -13.64%           4,060       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small          9.887634          11.080591            12.07%          81,740       2004
Cap Growth Portfolio - Q/NQ             7.427351           9.887634            33.12%          75,367       2003
                                        9.685904           7.427351           -23.32%          59,764       2002
                                       10.074612           9.685904            -3.86%          13,520       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.190639            11.91%           2,115      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.573530          11.891670            12.47%          86,552       2004
Portfolio - Q/NQ                        8.619231          10.573530            22.67%          88,278       2003
                                       10.069095           8.619231           -14.40%          58,626       2002
                                       10.000000          10.069095             0.69%          19,994      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 2.00%)

   (VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.120578          11.237242            11.03%          15,255       2004
Strategy Portfolio - Q/NQ               9.264049          10.120578             9.25%          15,405       2003
                                        9.152626           9.264049             1.22%          12,632       2002
                                       10.373475           9.152626           -11.77%             385       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.878786          10.546257             6.76%          65,153       2004
Balanced Portfolio - Q/NQ               8.464340           9.878786            16.71%          59,429       2003
                                        9.430687           8.464340           -10.25%          52,237       2002
                                       10.232199           9.430687            -7.83%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.736302          11.947895             1.80%          39,914       2004
Portfolio - Q/NQ                       11.494819          11.736302             2.10%          43,352       2003
                                       10.763059          11.494819             6.80%          38,544       2002
                                       10.219992          10.763059             5.31%             875       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.515429           8.069940             7.38%         119,724       2004
Equity Portfolio - Q/NQ                 6.539562           7.515429            14.92%         114,114       2003
                                        8.515224           6.539562           -23.20%         101,597       2002
                                       10.212685           8.515224           -16.62%          16,691       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.831149             8.31%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.897438           7.995459             1.24%          99,004       2004
Growth Portfolio - Q/NQ                 6.548549           7.897438            20.60%          88,637       2003
                                        8.490728           6.548549           -22.87%          76,045       2002
                                       10.115662           8.490728           -16.06%           7,966       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.136294          13.066712             7.67%           5,547       2004
Income Portfolio - Q/NQ                10.342540          12.136294            17.34%           2,659       2003
                                       10.771613          10.342540            -3.98%           1,754       2002
                                       10.068404          10.771613             6.98%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.586861           8.476018            11.72%           4,169       2004
International Growth Portfolio          6.198374           7.586861            22.40%           4,354       2003
- Q/NQ                                  7.727839           6.198374           -19.79%           3,497       2002
                                       10.141502           7.727839           -23.80%           1,249       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.862117            18.62%               0      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.326736          11.279304            -0.42%           1,423       2004
Limited-Term Bond Portfolio -          11.204162          11.326736             1.09%           2,327       2003
Q/NQ                                   10.843549          11.204162             3.33%               0       2002
                                       10.132332          10.843549             7.02%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.126400            11.26%               0      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money          9.944540           9.813219            -1.32%           2,499       2004
Market Portfolio - Q/NQ                10.095481           9.944540            -1.50%           2,629       2003
                                       10.185490          10.095481            -0.88%           2,844       2002
                                       10.033886          10.185490             1.51%           1,200       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.185920             1.86%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.341572            23.42%               0      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.969711           9.079546            13.93%          15,451       2004
Science and Technology                  6.233605           7.969711            27.85%          11,690       2003
Portfolio - Q/NQ                        8.368253           6.233605           -25.51%           5,878       2002
                                        9.695327           8.368253           -13.69%           2,249       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small          9.872084          11.057533            12.01%          11,260       2004
Cap Growth Portfolio - Q/NQ             7.419447           9.872084            33.06%           9,594       2003
                                        9.680539           7.419447           -23.36%           8,230       2002
                                       10.074217           9.680539            -3.91%           4,531       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.186860            11.87%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.559154          11.869450            12.41%           5,387       2004
Portfolio - Q/NQ                        8.611900          10.559154            22.61%           4,364       2003
                                       10.065668           8.611900           -14.44%           3,548       2002
                                       10.000000          10.065668             0.66%             105      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 2.05%)

   (VARIABLE ACCOUNT CHARGES OF 2.05% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.104678          11.213865            10.98%           1,920       2004
Strategy Portfolio - Q/NQ               9.254213          10.104678             9.19%           1,914       2003
                                        9.147568           9.254213             1.17%             283       2002
                                       10.373073           9.147568           -11.81%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.863260          10.524314             6.70%           1,019       2004
Balanced Portfolio - Q/NQ               8.455342           9.863260            16.65%             985       2003
                                        9.425476           8.455342           -10.29%               0       2002
                                       10.231800           9.425476            -7.88%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.717862          11.923037             1.75%             530       2004
Portfolio - Q/NQ                       11.482613          11.717862             2.05%             530       2003
                                       10.757121          11.482613             6.74%             238       2002
                                       10.219596          10.757121             5.26%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.503598           8.053125             7.32%           2,019       2004
Equity Portfolio - Q/NQ                 6.532589           7.503598            14.86%           1,949       2003
                                        8.510507           6.532589           -23.24%               0       2002
                                       10.212285           8.510507           -16.66%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.827497             8.27%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.885013           7.978813             1.19%           4,108       2004
Growth Portfolio - Q/NQ                 6.541581           7.885013            20.54%           3,976       2003
                                        8.486033           6.541581           -22.91%             314       2002
                                       10.115266           8.486033           -16.11%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.117211          13.039511             7.61%             274       2004
Income Portfolio - Q/NQ                10.331553          12.117211            17.28%             288       2003
                                       10.765667          10.331553            -4.03%               0       2002
                                       10.068010          10.765667             6.93%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.574934           8.458370            11.66%               0       2004
International Growth Portfolio          6.191784           7.574934            22.34%               0       2003
- Q/NQ                                  7.723559           6.191784           -19.83%               0       2002
                                       10.141106           7.723559           -23.84%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.858115            18.58%               0      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.308941          11.255842            -0.47%             308       2004
Limited-Term Bond Portfolio -          11.192263          11.308941             1.04%             301       2003
Q/NQ                                   10.837551          11.192263             3.27%               0       2002
                                       10.131937          10.837551             6.96%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.122649            11.23%               0      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money          9.928909           9.792796            -1.37%               0       2004
Market Portfolio - Q/NQ                10.084759           9.928909            -1.55%               0       2003
                                       10.179868          10.084759            -0.93%               0       2002
                                       10.033494          10.179868             1.46%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.183774             1.84%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.338984            23.39%               0      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.957160           9.060635            13.87%           3,258       2004
Science and Technology                  6.226969           7.957160            27.79%           3,200       2003
Portfolio - Q/NQ                        8.363628           6.226969           -25.55%               0       2002
                                        9.694949           8.363628           -13.73%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small          9.856571          11.034520            11.95%           2,536       2004
Cap Growth Portfolio - Q/NQ             7.411565           9.856571            32.99%           2,468       2003
                                        9.675182           7.411565           -23.40%             287       2002
                                       10.073824           9.675182            -3.96%               0       2001
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.183090            11.83%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.544788          11.847252            12.35%           5,306       2004
Portfolio - Q/NQ                        8.604570          10.544788            22.55%           5,276       2003
                                       10.062235           8.604570           -14.49%           4,303       2002
                                       10.000000          10.062235             0.62%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 2.20%)

   (VARIABLE ACCOUNT CHARGES OF 2.20% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.057071          11.143953            10.81%           1,140       2004
Strategy Portfolio - Q/NQ               9.244735          10.057071             9.02%           2,518       2003
                                        9.132415           9.224735             1.01%           2,505       2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.816783          10.458690             6.54%               0       2004
Balanced Portfolio - Q/NQ               8.428390           9.816783            16.47%               0       2003
                                        9.409854           8.428390           -10.43%               0       2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.662651          11.848683             1.60%             463       2004
Portfolio - Q/NQ                       11.446041          11.662651             1.89%           1,853       2003
                                       10.739304          11.446041             6.58%           1,853       2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.468210           8.002872             7.16%               0       2004
Equity Portfolio - Q/NQ                 6.511749           7.468210            14.69%               0       2003
                                        8.496390           6.511749           -23.36%               0       2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.816533             8.17%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.847818           7.929017             1.03%           2,497       2004
Growth Portfolio - Q/NQ                 6.520702           7.847818            20.35%           1,773       2003
                                        8.471948           6.520702           -23.03%           1,780       2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          12.060126          12.958211             7.45%             345       2004
Income Portfolio - Q/NQ                10.298636          12.060126            17.10%             353       2003
                                       10.747830          10.298636            -4.18%             360       2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                7.539207           8.045591            11.49%             593       2004
International Growth Portfolio          6.172023           7.539207            22.15%               0       2003
- Q/NQ                                  7.710739           6.172023           -19.96%               0       2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.846114            18.46%               0      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               11.255658          11.185650            -0.62%               0       2004
Limited-Term Bond Portfolio -          11.156618          11.255658             0.89%               0       2003
Q/NQ                                   10.819603          11.156618             3.11%               0       2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.111379            11.11%               0       2004
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money          9.882126           9.731729            -1.52%               0       2004
Market Portfolio - Q/NQ                10.052634           9.882126            -1.70%               0       2003
                                       10.163003          10.052634            -1.09%               0       2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.177344             1.77%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.331194            23.31%               0      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.919639           9.004098            13.69%           2,130       2004
Science and Technology                  6.207096           7.919639            27.59%           2,164       2003
Portfolio - Q/NQ                        8.349738           6.207096           -25.66%           2,167       2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small          9.810069          10.965647            11.78%             985       2004
Cap Growth Portfolio - Q/NQ             7.387900           9.810069            32.79%               0       2003
                                        9.659119           7.387900           -23.51%               0       2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.171767            11.72%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.501737          11.780831            12.18%           1,656       2004
Portfolio - Q/NQ                        8.582571          10.501737            22.36%             709       2003
                                       10.051922           8.582571           -14.62%             709       2002
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 2.35%)

   (VARIABLE ACCOUNT CHARGES OF 2.35% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.428475            11.537778          10.64%           1,562       2004
Strategy Portfolio - Q/NQ               9.580092            10.428475           8.86%           2,376       2003
                                        9.498785             9.580092           0.86%               0       2002
                                       10.000000             9.498785          -5.01%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.810356            10.435816           6.38%               0       2004
Balanced Portfolio - Q/NQ               8.435813             9.810356          16.29%               0       2003
                                        9.432618             8.435813         -10.57%               0       2002
                                       10.000000             9.432618          -5.67%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.219465            11.380944           1.44%             139       2004
Portfolio - Q/NQ                       11.028000            11.219465           1.74%           2,977       2003
                                       10.362961            11.028000           6.42%             109       2002
                                       10.000000            10.362961           3.63%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.869230             8.419671           6.99%           1,248       2004
Equity Portfolio - Q/NQ                 6.871953             7.869230          14.51%           2,773       2003
                                        8.980166             6.871953         -23.48%             333       2002
                                       10.000000             8.980166         -10.20%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000            10.805571           8.06%           1,551      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.393505             8.467336           0.88%           5,342       2004
Growth Portfolio - Q/NQ                 6.984807             8.393505          20.17%           4,968       2003
                                        9.088892             6.984807         -23.15%             394       2002
                                       10.000000             9.088892          -9.11%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          11.318343            12.142543           7.28%             103       2004
Income Portfolio - Q/NQ                 9.680028            11.318343          16.92%             106       2003
                                       10.117755             9.680028          -4.33%              86       2002
                                       10.000000            10.117755           1.18%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.065634             8.978731          11.32%             211       2004
International Growth Portfolio          6.613120             8.065634          21.96%             217       2003
- Q/NQ                                  8.274512             6.613120         -20.08%             184       2002
                                       10.000000             8.274512         -17.25%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000            11.834104          18.34%               0      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.746213            10.663007          -0.77%           1,382       2004
Limited-Term Bond Portfolio -          10.668024            10.746213           0.73%           2,115       2003
Q/NQ                                   10.361662            10.668024           2.96%               0       2002
                                       10.000000            10.361662           3.62%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000            11.100094          11.00%               0      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money          9.724319             9.561636          -1.67%               0       2004
Market Portfolio - Q/NQ                 9.907302             9.724319          -1.85%               0       2003
                                       10.031461             9.907302          -1.24%               0       2002
                                       10.000000            10.031461           0.31%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000            10.170901           1.71%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000            12.323398          23.23%               0      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.037601            10.259377          13.52%             608       2004
Science and Technology                  7.094173             9.037601          27.39%             190       2003
Portfolio - Q/NQ                        9.557717             7.094173         -25.78%             169       2002
                                       10.000000             9.557717          -4.42%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small          9.912424            11.063079          11.61%           4,277       2004
Cap Growth Portfolio - Q/NQ             7.476425             9.912424          32.58%           2,122       2003
                                        9.789902             7.476425         -23.63%             103       2002
                                       10.000000             9.789902          -2.10%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000            11.160433          11.60%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.458812            11.714685          12.01%           2,252       2004
Portfolio - Q/NQ                        8.560611            10.458812          22.17%             874       2003
                                       10.041611             8.560611         -14.75%             843       2002
                                       10.000000            10.041611           0.42%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


                     OPTIONAL BENEFITS ELECTED (TOTAL 2.45%)

   (VARIABLE ACCOUNT CHARGES OF 2.45% OF THE DAILY NET ASSETS OF THE VARIABLE
                                    ACCOUNT)

--------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Asset         10.399996          11.494495            10.52%               0       2004
Strategy Portfolio - Q/NQ               9.563722          10.399996             8.74%               0       2003
                                        9.492280           9.563722             0.75%               0       2002
                                       10.000000           9.492280            -5.08%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.783590          10.396694             6.27%               0       2004
Balanced Portfolio - Q/NQ               8.421406           9.783590            16.18%               0       2003
                                        9.426161           8.421406           -10.66%               0       2002
                                       10.000000           9.426161            -5.74%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Bond          11.188819          11.338242             1.34%              97       2004
Portfolio - Q/NQ                       11.009160          11.188819             1.63%              93       2003
                                       10.355867          11.009160             6.31%              68       2002
                                       10.000000          10.355867             3.56%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Core           7.847737           8.388077             6.89%             280       2004
Equity Portfolio - Q/NQ                 6.860197           7.847737            14.40%             284       2003
                                        8.974010           6.860197           -23.55%             216       2002
                                       10.000000           8.974010           -10.26%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.798239             7.98%               0      2004*
Dividend Income Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.370548           8.435518             0.78%             344       2004
Growth Portfolio - Q/NQ                 6.972843           8.370548            20.04%             325       2003
                                        9.082657           6.972843           -23.23%             259       2002
                                       10.000000           9.082657            -9.17%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - High          11.287431          12.096986             7.17%              94       2004
Income Portfolio - Q/NQ                 9.663486          11.287431            16.80%              96       2003
                                       10.110825           9.663486            -4.42%              78       2002
                                       10.000000          10.110825             1.11%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                8.043598           8.945030            11.21%             140       2004
International Growth Portfolio          6.601809           8.043598            21.84%             143       2003
- Q/NQ                                  8.268832           6.601809           -20.16%             113       2002
                                       10.000000           8.268832           -17.31%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          11.826087            18.26%               0      2004*
International Value Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.716886          10.623018            -0.88%               0       2004
Limited-Term Bond Portfolio -          10.649824          10.716886             0.63%               0       2003
Q/NQ                                   10.354578          10.649824             2.85%               0       2002
                                       10.000000          10.354578             3.55%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Micro         10.000000          11.092582            10.93%               0      2004*
Cap Growth Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Money          9.697740           9.525735            -1.77%               0       2004
Market Portfolio - Q/NQ                 9.890350           9.697740            -1.95%               0       2003
                                       10.024562           9.890350            -1.34%               0       2002
                                       10.000000          10.024562             0.25%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------
SUB-ACCOUNTS                      ACCUMULATION UNIT    ACCUMULATION UNIT      PERCENT       NUMBER OF      PERIOD
                                 VALUE AT BEGINNING     VALUE AT END OF      CHANGE IN     ACCUMULATION
                                      OF PERIOD              PERIOD         ACCUMULATION   UNITS AT END
                                                                             UNIT VALUE     OF PERIOD
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -               10.000000          10.166593             1.67%               0      2004*
Mortgage Securities Portfolio
- Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Real          10.000000          12.318204            23.18%               0      2004*
Estate Securities Portfolio -
Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. -                9.012924          10.220897            13.40%             122       2004
Science and Technology                  7.082047           9.012924            27.26%             124       2003
Portfolio - Q/NQ                        9.551171           7.082047           -25.85%             105       2002
                                       10.000000           9.551171            -4.49%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small          9.885321          11.021518            11.49%               0       2004
Cap Growth Portfolio - Q/NQ             7.463619           9.885321            32.45%               0       2003
                                        9.783178           7.463619           -23.71%               0       2002
                                       10.000000           9.783178            -2.17%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Small         10.000000          11.152875            11.53%               0      2004*
Cap Value Portfolio - Q/NQ
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------
W&R Target Funds, Inc. - Value         10.430243          11.670735            11.89%             152       2004
Portfolio - Q/NQ                        8.545962          10.430243            22.05%             163       2003
                                       10.034738           8.545962           -14.84%             132       2002
                                       10.000000          10.034738             0.35%               0      2001*
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------


             Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VA Separate Account-D:

     We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-D (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2004, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2004, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with U.S. generally accepted accounting principles.


KPMG LLP
Columbus, Ohio
March 4, 2005

                        NATIONWIDE VA SEPARATE ACCOUNT-D
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                December 31, 2004

Assets:
  Investments at fair value:
    W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
     5,571,012 shares (cost $36,102,015) ......................................   $  42,855,571
    W & R Target Funds, Inc - Balanced Portfolio (WRBal)
     4,051,885 shares (cost $27,292,076) .......................................     31,111,589
    W & R Target Funds, Inc - Bond Portfolio (WRBnd)
     6,295,774 shares (cost $35,373,524) .......................................     34,476,915
    W & R Target Funds, Inc - Core Equity Portfolio (WRCoreEq)
     7,763,454 shares (cost $74,043,376) ......................................      79,473,700
    W & R Target Funds, Inc - Dividend Income Portfolio (WRDivInc)
     262,668 shares (cost $1,329,929) .........................................       1,435,349
    W & R Target Funds, Inc - Growth Portfolio (WRGrowth)
     11,649,209 shares (cost $91,338,814) .....................................      97,536,494
    W & R Target Funds, Inc - High Income Portfolio (WRHiInc)
     7,769,611 shares (cost $25,744,804) ......................................      26,631,117
    W & R Target Funds, Inc - International II Portfolio (WRIntlII)
     65,761 shares (cost $1,148,628) ..........................................       1,260,508
    W & R Target Funds, Inc - International Portfolio (WRIntl)
     2,326,209 shares (cost $12,529,591) ......................................      15,477,200
    W & R Target Funds, Inc - Limited-Term Bond Portfolio (WRLTBond)
     2,747,666 shares (cost $15,594,636) ......................................      15,275,098
    W & R Target Funds, Inc - Micro Cap Growth Portfolio (WRMicCpGr)
     32,207 shares (cost $401,365) ............................................         476,644
    W & R Target Funds, Inc - Money Market Portfolio (WRMMkt)
     8,268,609 shares (cost $8,268,609) .......................................       8,268,609
    W & R Target Funds, Inc - Mortgage Securities Portfolio (WRMortSec)
     148,774 shares (cost $773,433) ...........................................         755,640
    W & R Target Funds, Inc - Real Estate Securities Portfolio (WRRealEstS)
     213,920 shares (cost $1,263,224) .........................................       1,394,243
    W & R Target Funds, Inc - Science & Technology Portfolio (WRSciTech)
     2,298,095 shares (cost $26,181,869) ......................................      33,095,785
    W & R Target Funds, Inc - Small Cap Growth Portfolio (WRSmCap)
     4,397,615 shares (cost $32,646,415) ......................................      42,573,313
    W & R Target Funds, Inc - Small Cap Value Portfolio (WRSmCpVal)
     93,994 shares (cost $1,473,415) ..........................................       1,563,399
    W & R Target Funds, Inc - Value Portfolio (WRValue)
     4,982,275 shares (cost $24,785,676) ......................................      31,002,207
                                                                                  -------------
      Total investments .......................................................     464,663,381
 Accounts receivable ..........................................................          77,181
                                                                                  -------------
      Total assets ............................................................     464,740,562
 Accounts payable .............................................................               -
                                                                                  -------------
 Contract owners' equity (note 4) .............................................   $ 464,740,562
                                                                                  =============

See accompanying notes to financial statements

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS
Year Ended December 31, 2004

Investment activity:                                      Total           WRAsStrat           WRBal             WRBnd
                                                     --------------    --------------    --------------    --------------
  Reinvested dividends ...........................   $    5,843,413           540,869           437,766         1,467,666
  Mortality and expense risk charges (note 2) ....       (6,532,135)         (583,694)         (431,160)         (524,681)
                                                     --------------    --------------    --------------    --------------
    Net investment income (loss) .................         (688,722)          (42,825)            6,606           942,985
                                                     --------------    --------------    --------------    --------------
  Proceeds from mutual fund shares sold ..........       52,736,793         3,003,543         2,897,266         5,757,789
  Cost of mutual fund shares sold ................      (54,061,200)       (2,782,975)       (2,863,488)       (5,709,657)
                                                     --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ..........       (1,324,407)          220,568            33,778            48,132
  Change in unrealized gain (loss)
   on investments ................................       32,436,655         4,008,287         2,070,865          (567,683)
                                                     --------------    --------------    --------------    --------------
    Net gain (loss) on investments ...............       31,112,248         4,228,855         2,104,643          (519,551)
                                                     --------------    --------------    --------------    --------------
  Reinvested capital gains .......................          785,635           288,544                 -           385,058
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $   31,209,161         4,474,574         2,111,249           808,492
                                                     ==============    ==============    ==============    ==============

Investment activity:                                    WRCoreEq          WRDivInc          WRGrowth           WRHiInc
                                                     --------------    --------------    --------------    --------------
  Reinvested dividends ...........................          479,680             8,765           263,549         1,736,291
  Mortality and expense risk charges (note 2) ....       (1,144,380)           (6,548)       (1,443,216)         (362,339)
                                                     --------------    --------------    --------------    --------------
    Net investment income (loss) .................         (664,700)            2,217        (1,179,667)        1,373,952
                                                     --------------    --------------    --------------    --------------
  Proceeds from mutual fund shares sold ..........        8,162,876             9,240        10,176,428         2,010,316
  Cost of mutual fund shares sold ................       (9,337,523)           (8,794)      (11,279,034)       (2,086,336)
                                                     --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ..........       (1,174,647)              446        (1,102,606)          (76,020)
  Change in unrealized gain (loss)
   on investments ................................        7,758,333           105,420         3,762,843           687,770
                                                     --------------    --------------    --------------    --------------
    Net gain (loss) on investments ...............        6,583,686           105,866         2,660,237           611,750
                                                     --------------    --------------    --------------    --------------
  Reinvested capital gains .......................                -                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        5,918,986           108,083         1,480,570         1,985,702
                                                     ==============    ==============    ==============    ==============

Investment activity:                                    WRIntlII           WRIntl           WRLTBond          WRMicCpGr
                                                     --------------    --------------    --------------    --------------
  Reinvested dividends ...........................   $       11,916            94,382           416,871                 -
  Mortality and expense risk charges (note 2) ....           (4,623)         (213,311)         (221,203)           (2,150)
                                                     --------------    --------------    --------------    --------------
    Net investment income (loss) .................            7,293          (118,929)          195,668            (2,150)
                                                     --------------    --------------    --------------    --------------
  Proceeds from mutual fund shares sold ..........           77,805         1,978,229         2,380,619            13,908
  Cost of mutual fund shares sold ................          (75,680)       (1,989,237)       (2,371,491)          (14,505)
                                                     --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ..........            2,125           (11,008)            9,128              (597)
  Change in unrealized gain (loss)
   on investments ................................          111,880         1,806,254          (181,484)           75,279
                                                     --------------    --------------    --------------    --------------
    Net gain (loss) on investments ...............          114,005         1,795,246          (172,356)           74,682
                                                     --------------    --------------    --------------    --------------
  Reinvested capital gains .......................            9,407                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $      130,705         1,676,317            23,312            72,532
                                                     ==============    ==============    ==============    ==============

Investment activity:                                         WRMMkt         WRMortSec        WRRealEstS       WRSciTech
                                                     --------------    --------------    --------------    --------------
  Reinvested dividends ...........................           57,800            14,533             7,303                 -
  Mortality and expense risk charges (note 2) ....         (119,536)           (1,828)           (3,854)         (440,208)
                                                     --------------    --------------    --------------    --------------
    Net investment income (loss) .................          (61,736)           12,705             3,449          (440,208)
                                                     --------------    --------------    --------------    --------------
  Proceeds from mutual fund shares sold ..........        7,432,495             3,263            39,230         1,847,290
  Cost of mutual fund shares sold ................       (7,432,495)           (3,199)          (34,865)       (1,786,854)
                                                     --------------    --------------    --------------    --------------
    Realized gain (loss) on investments ..........                -                64             4,365            60,436
  Change in unrealized gain (loss)
   on investments ................................                -           (17,793)          131,019         4,448,001
                                                     --------------    --------------    --------------    --------------
    Net gain (loss) on investments ...............                -           (17,729)          135,384         4,508,437
                                                     --------------    --------------    --------------    --------------
  Reinvested capital gains .......................                -             9,865            16,882                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....          (61,736)            4,841           155,715         4,068,229
                                                     ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF OPERATIONS, Continued
Year Ended December 31, 2004

Investment activity:                                     WRSmCap          WRSmCpVal          WRValue
                                                     --------------    --------------    --------------
  Reinvested dividends ...........................   $            -                 -           306,022
  Mortality and expense risk charges (note 2) ....         (599,568)           (5,962)         (423,874)
                                                     --------------    --------------    --------------
    Net investment income (loss) .................         (599,568)           (5,962)         (117,852)
                                                     --------------    --------------    --------------
  Proceeds from mutual fund shares sold ..........        4,840,736            64,641         2,041,119
  Cost of mutual fund shares sold ................       (4,482,979)          (65,350)       (1,736,738)
                                                     --------------    --------------    --------------
    Realized gain (loss) on investments ..........          357,757              (709)          304,381
                                                     --------------    --------------    --------------
  Change in unrealized gain (loss)
   on investments ................................        4,809,464            89,984         3,338,216
                                                     --------------    --------------    --------------
    Net gain (loss) on investments ...............        5,167,221            89,275         3,642,597
                                                     --------------    --------------    --------------
  Reinvested capital gains .......................                -            75,879                 -
                                                     --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....   $    4,567,653           159,192         3,524,745
                                                     ==============    ==============    ==============

See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
Years Ended December 31, 2004 and 2003

                                                                  Total                             WRAsStrat
                                                     --------------------------------    --------------------------------
Investment activity:                                      2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
  Net investment income (loss) ...................   $     (688,722)          (30,845)          (42,825)          (55,581)
  Realized gain (loss) on investments ............       (1,324,407)       (3,180,668)          220,568           (10,211)
    Change in unrealized gain (loss)
     on investments ..............................       32,436,655        58,407,731         4,008,287         3,119,097
  Reinvested capital gains .......................          785,635           164,801           288,544           164,801
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....       31,209,161        55,361,019         4,474,574         3,218,106
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................       45,380,102       107,411,188         3,831,138        11,128,651
  Transfers between funds ........................                -                 -          (291,032)          (16,510)
  Redemptions (note 3) ...........................      (33,294,327)      (24,258,186)       (2,484,590)       (1,922,745)
  Annual contract maintenance charges
   (note 2) ......................................         (112,915)          (92,529)          (10,407)           (8,386)
  Contingent deferred sales charges
   (note 2) ......................................         (979,702)         (695,344)          (57,523)          (60,566)
  Adjustments to maintain reserves ...............           82,726            (8,424)              307            (1,760)
                                                     --------------    --------------    --------------    --------------
    Net equity transactions ......................       11,075,884        82,356,705           987,893         9,118,684
                                                     --------------    --------------    --------------    --------------

Net change in contract owners' equity ............       42,285,045       137,717,724         5,462,467        12,336,790
Contract owners' equity beginning of period ......      422,455,517       284,737,793        37,391,885        25,055,095
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............   $  464,740,562       422,455,517        42,854,352        37,391,885
                                                     --------------    --------------    --------------    --------------

CHANGES IN UNITS:
  Beginning units ................................       46,542,319        36,756,844         3,635,018         2,674,791
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................        8,898,388        18,324,766           529,388         1,454,785
  Units redeemed .................................       (7,989,349)       (8,539,291)         (432,548)         (494,558)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................       47,451,358        46,542,319         3,731,858         3,635,018
                                                     ==============    ==============    ==============    ==============

                                                                  WRBal                               WRBnd
                                                     --------------------------------    --------------------------------
Investment activity:                                      2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
  Net investment income (loss) ...................            6,606          (132,705)          942,985         1,128,224
  Realized gain (loss) on investments ............           33,778          (107,395)           48,132           382,655
    Change in unrealized gain (loss)
     on investments ..............................        2,070,865         3,689,326          (567,683)         (586,742)
  Reinvested capital gains .......................                -                 -           385,058                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        2,111,249         3,449,226           808,492           924,137
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................        4,467,120         7,454,564         3,261,878        11,515,229
  Transfers between funds ........................          459,871           647,435        (2,038,119)       (4,466,459)
  Redemptions (note 3) ...........................       (2,536,288)       (1,568,515)       (3,866,249)       (3,032,091)
  Annual contract maintenance charges
   (note 2) ......................................           (7,468)           (5,996)           (8,572)           (7,895)
  Contingent deferred sales charges
   (note 2) ......................................          (66,954)          (61,472)          (84,266)          (81,893)
  Adjustments to maintain reserves ...............              316            20,815             4,439            (1,131)
                                                     --------------    --------------    --------------    --------------
    Net equity transactions ......................        2,316,597         6,486,831        (2,730,889)        3,925,760
                                                     --------------    --------------    --------------    --------------

Net change in contract owners' equity ............        4,427,846         9,936,057        (1,922,397)        4,849,897
Contract owners' equity beginning of period ......       26,683,360        16,747,303        36,402,950        31,553,053
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............       31,111,206        26,683,360        34,480,553        36,402,950
                                                     --------------    --------------    --------------    --------------

CHANGES IN UNITS:
  Beginning units ................................        2,657,129         1,956,614         3,051,387         2,714,129
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................          616,916         1,007,666           399,994         1,322,795
  Units redeemed .................................         (387,584)         (307,151)         (627,587)         (985,537)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................        2,886,461         2,657,129         2,823,794         3,051,387
                                                     ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                 WRCoreEq                            WRDivInc
                                                     --------------------------------    --------------------------------
Investment activity:                                      2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
  Net investment income (loss) ...................   $     (664,700)         (436,784)            2,217                 -
  Realized gain (loss) on investments ............       (1,174,647)       (1,023,225)              446                 -
  Change in unrealized gain (loss)
   on investments ................................        7,758,333        11,661,698           105,420                 -
  Reinvested capital gains .......................                -                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        5,918,986        10,201,689           108,083                 -
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................        5,216,752        13,840,027           235,031                 -
  Transfers between funds ........................       (2,804,936)          (74,725)        1,100,517                 -
  Redemptions (note 3) ...........................       (6,119,181)       (4,234,282)           (8,068)                -
  Annual contract maintenance charges
   (note 2) ......................................          (19,535)          (17,910)              (35)                -
  Contingent deferred sales charges
   (note 2) ......................................         (172,609)         (113,539)             (178)                -
  Adjustments to maintain reserves ...............          (51,684)         (108,262)               10                 -
                                                     --------------    --------------    --------------    --------------
    Net equity transactions ......................       (3,951,193)        9,291,309         1,327,277                 -
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............        1,967,793        19,492,998         1,435,360                 -
Contract owners' equity beginning of period ......       77,453,096        57,960,098                 -                 -
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............   $   79,420,889        77,453,096         1,435,360                 -
                                                     ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ................................       10,138,009         8,764,149                 -                 -
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................          919,174         2,771,790           133,942                 -
  Units redeemed .................................       (1,426,519)       (1,397,930)           (1,872)                -
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................        9,630,664        10,138,009           132,070                 -
                                                     ==============    ==============    ==============    ==============

                                                                 WRGrowth                            WRHiInc
                                                     --------------------------------    --------------------------------
Investment activity:                                      2004              2003              2004              2003
                                                     --------------    --------------    --------------    --------------
  Net investment income (loss) ...................       (1,179,667)       (1,137,861)        1,373,952         1,283,187
  Realized gain (loss) on investments ............       (1,102,606)         (335,148)          (76,020)         (296,558)
  Change in unrealized gain (loss)
   on investments ................................        3,762,843        16,788,539           687,770         1,959,729
  Reinvested capital gains .......................                -                 -                 -                 -
                                                     --------------    --------------    --------------    --------------
    Net increase (decrease) in contract
     owners' equity resulting from operations ....        1,480,570        15,315,530         1,985,702         2,946,358
                                                     --------------    --------------    --------------    --------------
Equity transactions:
  Purchase payments received from
   contract owners (note 3) ......................        8,734,029        18,110,333         3,199,382         6,842,340
  Transfers between funds ........................       (2,897,731)        7,798,239           955,351          (492,190)
  Redemptions (note 3) ...........................       (7,043,348)       (4,824,949)       (1,486,158)       (1,419,369)
  Annual contract maintenance charges
   (note 2) ......................................          (23,288)          (19,704)           (5,642)           (3,999)
  Contingent deferred sales charges
   (note 2) ......................................         (207,663)         (111,134)          (46,523)          (36,097)
  Adjustments to maintain reserves ...............         (101,948)           (4,439)             (636)             (255)
                                                     --------------    --------------    --------------    --------------
    Net equity transactions ......................       (1,539,949)       20,948,346         2,615,774         4,890,430
                                                     --------------    --------------    --------------    --------------
Net change in contract owners' equity ............          (59,379)       36,263,876         4,601,476         7,836,788
Contract owners' equity beginning of period ......       97,493,053        61,229,177        22,028,821        14,192,033
                                                     --------------    --------------    --------------    --------------
Contract owners' equity end of period ............       97,433,674        97,493,053        26,630,297        22,028,821
                                                     ==============    ==============    ==============    ==============
CHANGES IN UNITS:
  Beginning units ................................       12,142,977         9,244,541         1,785,549         1,356,838
                                                     --------------    --------------    --------------    --------------
  Units purchased ................................        1,666,027         4,029,844           464,205           834,434
  Units redeemed .................................       (1,886,042)       (1,131,408)         (255,712)         (405,723)
                                                     --------------    --------------    --------------    --------------
  Ending units ...................................       11,922,962        12,142,977         1,994,042         1,785,549
                                                     ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                       WRIntlII                            WRIntl
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $        7,293                -         (118,929)          53,231
  Realized gain (loss) on investments ....................            2,125                -          (11,008)        (768,368)
  Change in unrealized gain (loss) on investments ........          111,880                -        1,806,254        2,843,877
  Reinvested capital gains ...............................            9,407                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners' equity
     resulting from operations ...........................          130,705                -        1,676,317        2,128,740
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 3)           97,479                -        1,591,773        2,401,788
  Transfers between funds ................................        1,042,358                -          248,830        1,239,196
  Redemptions (note 3) ...................................           (9,939)               -         (959,681)        (371,743)
  Annual contract maintenance charges (note 2) ...........              (33)               -           (3,235)          (2,388)
  Contingent deferred sales charges (note 2) .............              (63)               -          (41,449)         (12,583)
  Adjustments to maintain reserves .......................               14                -           45,057             (169)
                                                             --------------   --------------   --------------   --------------
    Net equity transactions ..............................        1,129,816                -          881,295        3,254,101
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................        1,260,521                -        2,557,612        5,382,841
Contract owners' equity beginning of period ..............                -                -       12,964,547        7,581,706
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $    1,260,521                -       15,522,159       12,964,547
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................                -                -        1,680,876        1,209,380
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................          113,717                -          470,738          894,627
  Units redeemed .........................................           (7,828)               -         (360,209)        (423,131)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          105,889                -        1,791,405        1,680,876
                                                             ==============   ==============   ==============   ==============

                                                                        WRLTBond                          WRMicCpGr
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................          195,668          211,681           (2,150)               -
  Realized gain (loss) on investments ....................            9,128          108,105             (597)               -
  Change in unrealized gain (loss) on investments ........         (181,484)        (157,573)          75,279                -
  Reinvested capital gains ...............................                -                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners' equity
     resulting from operations ...........................           23,312          162,213           72,532                -
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 3)        1,536,494        7,160,849           54,013                -
  Transfers between funds ................................          451,413        1,624,272          352,640                -
  Redemptions (note 3) ...................................       (1,113,429)        (922,669)          (2,493)               -
  Annual contract maintenance charges (note 2) ...........           (3,342)          (2,388)             (22)               -
  Contingent deferred sales charges (note 2) .............          (34,075)         (44,809)             (26)               -
  Adjustments to maintain reserves .......................           (6,651)            (284)             (25)               -
                                                             --------------   --------------   --------------   --------------
    Net equity transactions ..............................          830,410        7,814,971          404,087                -
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................          853,722        7,977,184          476,619                -
Contract owners' equity beginning of period ..............       14,414,495        6,437,311                -                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................       15,268,217       14,414,495          476,619                -
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................        1,252,148          567,954                -                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................          392,224        1,138,909           44,153                -
  Units redeemed .........................................         (320,318)        (454,715)          (1,449)               -
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................        1,324,054        1,252,148           42,704                -
                                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                         WRMMkt                           WRMortSec
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $      (61,736)        (107,008)          12,705                -
  Realized gain (loss) on investments ....................                -                -               64                -
  Change in unrealized gain (loss) on investments ........                -                -          (17,793)               -
  Reinvested capital gains ...............................                -                -            9,865                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................          (61,736)        (107,008)           4,841                -
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 3)        3,268,320        9,289,921           64,255                -
  Transfers between funds ................................       (2,237,838)      (8,355,639)         690,308                -
  Redemptions (note 3) ...................................       (1,642,161)      (2,791,400)          (3,755)               -
  Annual contract maintenance charges (note 2) ...........           (2,312)          (2,671)              (9)               -
  Contingent deferred sales charges (note 2) .............          (74,768)         (42,509)               -                -
  Adjustments to maintain reserves .......................             (545)              65           (1,985)               -
                                                             --------------   --------------   --------------   --------------
    Net equity transactions ..............................         (689,304)      (1,902,233)         748,814                -
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................         (751,040)      (2,009,241)         753,655                -
Contract owners' equity beginning of period ..............        9,019,240       11,028,481                -                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $    8,268,200        9,019,240          753,655                -
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................          892,194        1,080,121                -                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................          824,334        1,390,452           74,550                -
  Units redeemed .........................................         (892,705)      (1,578,379)            (734)               -
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          823,823          892,194           73,816                -
                                                             ==============   ==============   ==============   ==============

                                                                       WRRealEstS                         WRSciTech
                                                             -------------------------------   -------------------------------
                                                                  2004             2003             2004             2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................            3,449                -         (440,208)        (287,803)
  Realized gain (loss) on investments ....................            4,365                -           60,436          (84,063)
  Change in unrealized gain (loss) on investments ........          131,019                -        4,448,001        5,581,289
  Reinvested capital gains ...............................           16,882                -                -                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners'
     equity resulting from operations ....................          155,715                -        4,068,229        5,209,423
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 3)           98,893                -        3,355,961        6,206,431
  Transfers between funds ................................        1,142,652                -          885,676          889,537
  Redemptions (note 3) ...................................           (2,973)               -       (1,761,803)        (815,338)
  Annual contract maintenance charges (note 2) ...........              (44)               -           (9,412)          (6,741)
  Contingent deferred sales charges (note 2) .............                -                -          (59,816)         (39,396)
  Adjustments to maintain reserves .......................               22                -           (1,459)            (296)
                                                             --------------   --------------   --------------   --------------
    Net equity transactions ..............................        1,238,550                -        2,409,147        6,234,197
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................        1,394,265                -        6,477,376       11,443,620
Contract owners' equity beginning of period ..............                -                -       26,616,811       15,173,191
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................        1,394,265                -       33,094,187       26,616,811
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................                -                -        3,285,841        2,406,665
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................          116,569                -          676,746        1,149,741
  Units redeemed .........................................           (3,838)               -         (394,973)        (270,565)
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................          112,731                -        3,567,614        3,285,841
                                                             ==============   ==============   ==============   ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
Years Ended December 31, 2004 and 2003

                                                                         WRSmCap                          WRSmCpVal
                                                             -------------------------------   -------------------------------
                                                                  2004            2003              2004            2003
                                                             --------------   --------------   --------------   --------------
Investment activity:
  Net investment income (loss) ...........................   $     (599,568)        (412,108)          (5,962)               -
  Realized gain (loss) on investments ....................          357,757         (922,773)            (709)               -
  Change in unrealized gain (loss) on investments ........        4,809,464        9,214,152           89,984                -
  Reinvested capital gains ...............................                -                -           75,879                -
                                                             --------------   --------------   --------------   --------------
    Net increase (decrease) in contract owners' equity
     resulting from operations ...........................        4,567,653        7,879,271          159,192                -
                                                             --------------   --------------   --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 3)        3,245,214        7,697,462          159,720                -
  Transfers between funds ................................           89,421         (899,240)       1,251,626                -
  Redemptions (note 3) ...................................       (2,174,323)      (1,542,055)          (7,025)               -
  Annual contract maintenance charges (note 2) ...........          (11,953)          (9,239)             (87)               -
  Contingent deferred sales charges (note 2) .............          (75,635)         (60,232)             (28)               -
  Adjustments to maintain reserves .......................          101,812           43,763              (17)               -
                                                             --------------   --------------   --------------   --------------
    Net equity transactions ..............................        1,174,536        5,230,459        1,404,189                -
                                                             --------------   --------------   --------------   --------------
Net change in contract owners' equity ....................        5,742,189       13,109,730        1,563,381                -
Contract owners' equity beginning of period ..............       36,933,019       23,823,289                -                -
                                                             --------------   --------------   --------------   --------------
Contract owners' equity end of period ....................   $   42,675,208       36,933,019        1,563,381                -
                                                             ==============   ==============   ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................        3,680,292        3,174,788                -                -
                                                             --------------   --------------   --------------   --------------
  Units purchased ........................................          758,371        1,323,738          147,024                -
  Units redeemed .........................................         (661,803)        (818,234)          (7,738)               -
                                                             --------------   --------------   --------------   --------------
  Ending units ...........................................        3,776,860        3,680,292          139,286                -
                                                             ==============   ==============   ==============   ==============

                                                                        WRValue
                                                             --------------   --------------
                                                                  2004             2003
                                                             --------------   --------------
Investment activity:
  Net investment income (loss) ...........................         (117,852)        (137,318)
  Realized gain (loss) on investments ....................          304,381         (123,687)
  Change in unrealized gain (loss) on investments ........        3,338,216        4,294,339
  Reinvested capital gains ...............................                -                -
                                                             --------------   --------------
    Net increase (decrease) in contract owners' equity
     resulting from operations ...........................        3,524,745        4,033,334
                                                             --------------   --------------
Equity transactions:
  Purchase payments received from contract owners (note 3)        2,962,650        5,763,593
  Transfers between funds ................................        1,598,993        2,106,084
  Redemptions (note 3) ...................................       (2,072,863)        (813,030)
  Annual contract maintenance charges (note 2) ...........           (7,519)          (5,212)
  Contingent deferred sales charges (note 2) .............          (58,126)         (31,114)
  Adjustments to maintain reserves .......................           95,699           43,529
                                                             --------------   --------------
    Net equity transactions ..............................        2,518,834        7,063,850
                                                             --------------   --------------
Net change in contract owners' equity ....................        6,043,579       11,097,184
Contract owners' equity beginning of period ..............       25,054,240       13,957,056
                                                             --------------   --------------
Contract owners' equity end of period ....................       31,097,819       25,054,240
                                                             ==============   ==============
CHANGES IN UNITS:
  Beginning units ........................................        2,340,899        1,606,874
                                                             --------------   --------------
  Units purchased ........................................          550,316        1,005,985
  Units redeemed .........................................         (319,890)        (271,960)
                                                             --------------   --------------
  Ending units ...........................................        2,571,325        2,340,899
                                                             ==============   ==============

See accompanying notes to financial statements

                        NATIONWIDE VA SEPARATE ACCOUNT-D
                          NOTES TO FINANCIAL STATEMENTS
                           December 31, 2004 and 2003

(1)  Background and Summary of Significant Accounting Policies

(a)  Organization and Nature of Operations

     Nationwide VA Separate Account-D (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on December 8, 2000. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

     The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b)  The Contracts

     Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

     With certain exceptions, contract owners in either the accumulation or the payout phase may invest in any of the following funds:

        Portfolio of the Waddell and Reed: Target Funds (W & R Target Funds);
          W & R Target Funds, Inc. - Asset Strategy Portfolio (WRAsStrat)
          W & R Target Funds, Inc. - Balanced Portfolio (WRBal)
          W & R Target Funds, Inc. - Bond Portfolio (WRBnd)
          W & R Target Funds, Inc. - Core Equity Portfolio (WRCoreEq)
          W & R Target Funds, Inc. - Dividend Income Portfolio (WRDivInc)
          W & R Target Funds, Inc. - Growth Portfolio (WRGrowth)
          W & R Target Funds, Inc. - High Income Portfolio (WRHiInc)
          W & R Target Funds, Inc. - International II Portfolio (WRIntlII)
          W & R Target Funds, Inc. - International Portfolio (WRIntl)
          W & R Target Funds, Inc. - Limited-Term Bond Portfolio (WRLTBond)
          W & R Target Funds, Inc. - Micro Cap Growth Portfolio (WRMicCpGr)
          W & R Target Funds, Inc. - Money Market Portfolio (WRMMkt)
          W & R Target Funds, Inc. - Mortgage Securities Portfolio (WRMortSec) W & R Target Funds, Inc. - Real Estate Securities Portfolio (WRRealEstS)
          W & R Target Funds, Inc. - Science & Technology Portfolio (WRSciTech) W & R Target Funds, Inc. - Small Cap Growth Portfolio (WRSmCap)
          W & R Target Funds, Inc. - Small Cap Value Portfolio (WRSmCpVal)
          W & R Target Funds, Inc. - Value Portfolio (WRValue)

     At December 31, 2004, contract owners were invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

     Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

(c)  Security Valuation, Transactions and Related Investment Income

     Investments in underlying mutual funds are valued based on the closing net asset value per share at December 31, 2004 of such funds, which value their investment securities at fair value. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividends (which include capital gain distributions) are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d)  Federal Income Taxes

     Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

     The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

(e)  Use of Estimates in the Preparation of Financial Statements

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Expenses

     The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered, the Company will, with certain exceptions, deduct from a contract owners' contract value a contingent deferred sales charge not to exceed 8% of the purchase payments surrendered. This charge declines a specified percentage each year to 0% after the purchase payment has been held in the contract for 8 years. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

     The Company may deduct an annual contract maintenance charge of $30, depending on the amount of assets in the contract, which is satisfied by surrendering units.

     The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation. The Option table on the following page illustrates the annual rate for all contract level charges by product, as well as the maximum variable account charge per product. The table also summarizes the contract level options available to contract holders. The options and related charges are described in more detail in the applicable product prospectus.

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

                    Nationwide VA Separate Account-D Options

                                                                      Waddell &
                                                                         Reed
                                                                        Select
                                                                      ---------

Variable Account Charges - Recurring ................................     1.35%

CDSC Options:
  Seven Year CDSC ...................................................     0.05%

Death Benefit Options:

  Maximum Anniversary Death Benefit .................................     0.15%

    If death before annuitization, benefit will be greatest of
     (i) contract value, (ii) purchase payments less surrenders or
     (iii) highest contract value before 86th birthday less surrenders.

  Five Year Reset Death Benefit .....................................     0.05%
    If death before annuitization, benefit will be greatest of
     (i) contract value, (ii) purchase payments less surrenders or
     (iii) most recent five year contract value before 86th birthday less surrenders.

Nursing Home and Long Term Care .....................................     0.05%

Guaranteed Minimum Income Benefit Options:
  Provide for minimum guaranteed value that may replace contract value for annuitization under certain circumstances.

5% Interest .........................................................     0.45%

Maximum Anniversary .................................................     0.30%

Beneficiary Protector Option ........................................     0.40%

  Upon annuitant death, in addition to any death benefit payable, an additional amount will be credited to contract.

Maximum Variable Account Charges/(1)/ ...............................     2.45%

/(1)/ When maximum options are elected. The contract charges indicated in bold, when summarized, represent the Maximum Variable Account Charges if all optional benefits available under the contract are elected including the most expensive of the mutually exclusive optional benefits.

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

The following table provides mortality and expense risk charges by asset fee rates for the period ended December 31, 2004:

                     Total   WRAsStrat       WRBal      WRBnd     WRCoreEq     WRDivInc    WRGrowth        WRHiInc
              ------------   ---------   ---------   --------   ----------   ----------   ---------   ------------
1.35% .....   $  2,000,082     202,486     163,205    200,372      323,125        2,131     382,262        123,124
1.40% .....      1,111,399      94,137      56,188     88,224      184,012        1,075     296,544         60,756
1.45% .....        130,407      13,907      11,855      6,770       27,503           62      30,178          9,160
1.50% .....      1,915,673     137,575      90,019    106,967      383,495        2,123     466,767         87,076
1.55% .....        270,086      17,627      30,448     19,252       57,359           32      54,730         17,064
1.60% .....         19,779         336       3,682      1,097        4,744            -       5,691            177
1.65% .....        118,820      14,293       5,986      5,481       11,774           44      23,024          8,882
1.70% .....         11,233         796         672      1,268        2,635            -       1,012            315
1.75% .....         22,487       3,548       2,808      2,727        1,857            -       2,734          2,427
1.80% .....        477,417      51,385      31,015     40,704       82,961          514      90,776         31,902
1.85% .....        100,373      16,033      10,596     13,399       10,834           16      20,571          4,510
1.90% .....         60,992       1,720         380      1,756        7,786           69      13,377          5,270
1.95% .....        215,101      25,514      11,161     26,237       27,513          296      38,178         10,236
2.00% .....         67,768       3,143      12,939      9,829       18,107            -      15,246          1,223
2.05% .....          4,080         403         206        127          309            -         641             71
2.20% .....          1,981         277           -        147            -            -         409             94
2.35% .....          4,192         514           -        299          313          186       1,010             26
2.45% .....            265           -           -         25           53            -          66             26
              ------------   ---------   ---------   --------   ----------   ----------   ---------   ------------
 Totals ...   $  6,532,135     583,694     431,160    524,681    1,144,380        6,548   1,443,216        362,339
              ============   =========   =========   ========   ==========   ==========   =========   ============

                  WRIntlII      WRIntl    WRLTBond  WRMicCpGr       WRMMkt    WRMortSec  WRRealEstS     WRSciTech
              ------------   ---------   ---------  ---------   ----------    ---------  ----------     ----------
1.35% .....   $      1,599      60,001      80,589        681       43,348          563         715        127,370
1.40% .....            508      45,192      40,078        271       18,945          336         202         62,462
1.45% .....              -       3,573       2,443          -          638            9           8          4,970
1.50% .....          1,786      65,224      52,865        407       33,445          847       2,508        153,721
1.55% .....             51       8,065       8,748        121        5,677            4          23         15,218
1.60% .....              -         646         545          -          351            -           -            402
1.65% .....            180       2,145       1,517         59          321            -         217         14,143
1.70% .....              -         725         609          -           31            -           -          1,083
1.75% .....              -         365         859          -          338            -           -            968
1.80% .....            248      14,273      17,229        461        7,307            -          48         27,928
1.85% .....             50       1,108       2,659         25        3,688            -          29          5,744
1.90% .....             45       4,200       1,599         50        1,017            -         104          4,477
1.95% .....            156       6,985      10,608         75        3,930           69           -         18,245
2.00% .....              -         653         343          -          500            -           -          2,416
2.05% .....              -           -          70          -            -            -           -            547
2.20% .....              -          91           -          -            -            -           -            385
2.35% .....              -          38         442          -            -            -           -            102
2.45% .....              -          27           -          -            -            -           -             27
              ------------   ---------   ---------   --------   ----------   ----------   ---------   ------------
 Totals ...   $      4,623     213,311     221,203      2,150      119,536        1,828       3,854        440,208
              ============   =========   =========   ========   ==========   ==========   =========   ============

                 WRSmCap   WRSmCpVal     WRValue
              ------------   ---------   ---------
1.35%         $    161,302       1,305     125,904
1.40% .....        107,910         270      54,289
1.45% .....          8,760           6      10,565
1.50% .....        204,744       3,220     122,884
1.55% .....         21,234         152      14,281
1.60% .....            976           -       1,132
1.65% .....         17,658          39      13,057
1.70% .....            994           -       1,093
1.75% .....          1,804           -       2,052
1.80% .....         38,018         807      41,841
1.85% .....          5,042           -       6,069
1.90% .....         10,598          35       8,509
1.95% .....         16,796         128      18,974
2.00% .....          2,221           -       1,148
2.05% .....            518           -       1,188
2.20% .....            199           -         379
2.35% .....            794           -         468
2.45% .....              -           -          41
              ------------   ---------   ---------
 Totals ...   $    599,568       5,962     423,874
              ============   =========   =========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(3)  Related Party Transactions

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

     Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Account at the direction of the contract owner. For the years ended December 31, 2004 and 2003, total transfers to the Account from the fixed account were $4,077,363 and $6,118,775, respectively, and total transfers from the Account to the fixed account were $1,696,397 and $4,002,237, respectively. Transfers from the Account to the fixed account are included in redemptions, and transfers to the Account from the fixed account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners' Equity.

     For guaranteed minimum death benefits, the Company contributed $244,326 and $669,192 to the Account in the form of additional premium to contract owner accounts for the years ended December 31, 2004 and 2003, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death, when applicable.

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

(4)  Financial Highlights

     The Company offers several variable annuity products through the Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns.The following tabular presentation is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the period indicated, and contract expense rate, investment income ratio and total return for each period in the four-year period ended December 31, 2004 and for the period December 29, 2000 (commencement of operations) through December 31, 2000. Beginning in 2003 the information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for contract expense rate, unit fair value and total return.

                                Contract                                                     Investment
                                Expense                       Unit            Contract        Income            Total
                                 Rate*         Units        Fair Value      Owners' Equity     Ratio**        Return***
                             --------------  ---------- ----------------    --------------   ----------- ---------------------
W & R Target Funds, Inc. - Asset Strategy Portfolio
   2004                      1.35% to 2.35%   3,731,858 $ 11.54 to 11.54    $ 42,854,352       1.35%       11.77% to 10.64%
   2003                      1.35% to 2.35%   3,635,018   10.33 to 10.43      37,391,885       1.31%         9.97% to 8.86%
   2002                      1.35% to 2.20%   2,674,791     9.22 to 9.39      25,055,095       2.04%         1.01% to 1.89%
   2001                      1.35% to 2.00%   1,449,907     9.15 to 9.22      13,350,843       4.59%     -11.77% to -11.18%
   2000                          1.35%            1,112            10.38          11,541       0.00%                  3.79% (a)(b)
W & R Target Funds, Inc. - Balanced Portfolio
   2004                      1.35% to 2.05%   2,886,461   10.83 to 10.52      31,111,206       1.51%         7.46% to 6.70%
   2003                      1.35% to 2.05%   2,657,129    10.08 to 9.86      26,683,360       0.79%        17.48% to 16.65%
   2002                      1.35% to 2.00%   1,956,614     8.46 to 8.58      16,747,303       2.18%       -10.25% to -9.65%
   2001                      1.35% to 1.95%   1,249,677     9.44 to 9.50      11,857,105       4.82%        -7.79% to -7.22%
   2000                      1.35% to 1.80%       1,679   10.23 to 10.24          17,189       0.00%          2.34% to 2.37% (a)(b)
W & R Target Funds, Inc. - Bond Portfolio
   2004                      1.35% to 2.45%   2,823,794   12.27 to 11.34      34,480,553       4.14%          2.48% to 1.34%
   2003                      1.35% to 2.45%   3,051,387   11.98 to 11.19      36,402,950       4.88%          2.78% to 1.63%
   2002                      1.35% to 2.45%   2,714,129   11.01 to 11.65      31,553,053       5.95%          6.31% to 7.51%
   2001                      1.35% to 2.00%   1,105,160   10.76 to 10.84      11,966,763       9.17%          5.31% to 6.02%
   2000                          1.80%              122            10.22           1,247       0.00%                   2.22% (a)(b)
W & R Target Funds, Inc. - Core Equity Portfolio
   2004                      1.35% to 2.45%   9,630,664     8.29 to 8.39      79,420,889       0.61%          8.09% to 6.89%
   2003                      1.35% to 2.45%  10,138,009     7.67 to 7.85      77,453,096       0.80%        15.68% to 14.40%
   2002                      1.35% to 2.45%   8,764,149     6.54 to 6.87      57,960,098       0.63%      -23.55% to -22.69%
   2001                      1.35% to 2.00%   5,791,263     8.52 to 8.58      49,620,225       0.45%      -16.62% to -16.06%
   2000                      1.35% to 1.80%       4,293   10.21 to 10.22          43,865       0.00%          2.14% to 2.18% (a)(b)
W & R Target Funds, Inc. - Dividend Income Portfolio
   2004                      1.35% to 2.35%     132,070   10.88 to 10.81       1,435,360       1.22%          8.79% to 8.06% (a)(b)
W & R Target Funds, Inc. - Growth Portfolio
   2004                      1.35% to 2.45%  11,922,962     8.21 to 8.44      97,433,674       0.27%          1.91% to 0.78%
   2003                      1.35% to 2.45%  12,142,977     8.06 to 8.37      97,493,053       0.00%        21.40% to 20.04%
   2002                      1.35% to 2.45%   9,244,541     6.52 to 6.98      61,229,177       0.01%      -23.23% to -22.36%
   2001                      1.35% to 2.00%   6,175,431     8.49 to 8.55      52,761,810       1.74%      -16.06% to -15.50%
   2000                      1.35% to 1.80%       5,049   10.12 to 10.12          51,100       0.00%          1.17% to 1.21% (a)(b)
W & R Target Funds, Inc. - High Income Portfolio
   2004                      1.35% to 2.45%   1,994,042   13.42 to 12.10      26,630,297       7.14%          8.38% to 7.17%
   2003                      1.35% to 2.45%   1,785,549   12.39 to 11.29      22,028,821       8.57%        18.12% to 16.80%
   2002                      1.35% to 2.45%   1,356,838    9.66 to 10.49      14,192,033      10.46%        -4.42% to -3.35%
   2001                      1.35% to 1.95%     690,448   10.78 to 10.85       7,483,861      18.26%          7.04% to 7.70%
   2000                      1.35% to 1.80%         844   10.07 to 10.07           8,501       0.00%          0.70% to 0.73% (a)(b)
W & R Target Funds, Inc. - International II Portfolio
   2004                      1.35% to 1.95%     105,889   11.91 to 11.87       1,260,521       1.89%        19.14% to 18.66% (a)(b)

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

                                Contract                                                     Investment
                                Expense                       Unit            Contract         Income            Total
                                 Rate*         Units        Fair Value      Owners' Equity     Ratio**         Return***
                             --------------  ---------- ----------------    --------------   -----------  ---------------------
W & R Target Funds, Inc. - International Portfolio
     2004                    1.35% to 2.45%   1,791,405   $ 8.71 to 8.95    $   15,522,159        0.66%     12.46% to 11.21%
     2003                    1.35% to 2.45%   1,680,876     7.74 to 8.04        12,964,547        1.76%     23.21% to 21.84%
     2002                    1.35% to 2.45%   1,209,380     6.20 to 6.61         7,581,706        0.54%   -20.16% to -19.26%
     2001                    1.35% to 2.00%     724,305     7.73 to 7.78         5,631,891        8.44%   -23.80% to -23.29%
     2000                             1.35%         794            10.15             8,056        0.00%        1.47% (a) (b)
W & R Target Funds, Inc. - Limited-Term Bond Portfolio
     2004                    1.35% to 2.35%   1,324,054   11.59 to 10.66        15,268,217        2.81%      0.24% to -0.77%
     2003                    1.35% to 2.35%   1,252,148   11.56 to 10.75        14,414,495        3.81%       1.76% to 0.73%
     2002                    1.35% to 1.95%     567,954   11.22 to 11.36         6,437,311        3.56%       3.38% to 4.01%
     2001                    1.35% to 1.95%     176,463   10.85 to 10.92         1,925,569        6.92%       7.07% to 7.73%
W & R Target Funds, Inc. - Micro Cap Growth Portfolio
     2004                    1.35% to 1.95%      42,704   11.18 to 11.13           476,619        0.00%     11.75% to 11.30% (a)(b)
W & R Target Funds, Inc. - Money Market Portfolio
     2004                    1.35% to 2.00%     823,823    10.08 to 9.81         8,268,200        0.67%     -0.67% to -1.32%
     2003                    1.35% to 2.00%     892,194    10.15 to 9.94         9,019,240        0.57%     -0.84% to -1.50%
     2002                    1.35% to 2.00%   1,080,121   10.10 to 10.24        11,028,481        1.07%     -0.88% to -0.23%
     2001                    1.35% to 2.00%     916,138   10.19 to 10.26         9,384,515        3.25%       1.51% to 2.19%
     2000                         1.35%           3,115            10.04            31,271        0.00%                0.39% (a)(b)
W & R Target Funds, Inc. - Mortgage Securities Portfolio
     2004                    1.35% to 1.95%      73,816   10.21 to 10.19           753,655        3.86%       2.14% to 1.88% (a)(b)
W & R Target Funds, Inc. - Real Estate Securities Portfolio
     2004                    1.35% to 1.90%     112,731   12.38 to 12.35         1,394,265        1.05%     23.75% to 23.47% (a)(b)
W & R Target Funds, Inc. - Science & Technology Portfolio
     2004                    1.35% to 2.45%   3,567,614    9.33 to 10.22        33,094,187        0.00%     14.68% to 13.40%
     2003                    1.35% to 2.45%   3,285,841     8.13 to 9.01        26,616,811        0.00%     28.70% to 27.26%
     2002                    1.35% to 2.45%   2,406,665     6.21 to 7.09        15,173,191        0.00%   -25.85% to -25.01%
     2001                    1.35% to 2.00%   1,486,955     8.37 to 8.43        12,520,812        1.00%   -13.69% to -13.11%
     2000                         1.35%           1,183             9.70            11,475        0.00%             -3.00% (a)(b)
W & R Target Funds, Inc. - Small Cap Growth Portfolio
     2004                    1.35% to 2.35%   3,776,860   11.36 to 11.06        42,675,208        0.00%     12.75% to 11.61%
     2003                    1.35% to 2.35%   3,680,292    10.08 to 9.91        36,933,019        0.00%     33.94% to 32.58%
     2002                    1.35% to 2.35%   3,174,788     7.41 to 7.52        23,823,289        0.00%   -23.63% to -22.85%
     2001                    1.35% to 2.00%   1,746,341     9.68 to 9.75        17,010,453        0.00%     -3.91% to -3.27%
     2000    .                    1.35%           4,313            10.08            43,472        0.00%                0.79% (a)(b)
W & R Target Funds, Inc. - Small Cap Value Portfolio
     2004                    1.35% to 1.95%     139,286   11.24 to 11.19         1,563,381        0.00%    12.36% to 11.91% (a)(b)
W & R Target Funds, Inc. - Value Portfolio
     2004                    1.35% to 2.45%   2,571,325   12.16 to 11.67        31,097,819        1.09%    13.15% to 11.89%
     2003                    1.35% to 2.45%   2,340,899   10.75 to 10.43        25,054,240        0.65%    23.42% to 22.05%
     2002                    1.35% to 2.45%   1,606,874     8.55 to 8.71        13,957,056        1.04%  -14.84% to -13.87%
     2001                    1.35% to 2.35%     701,110   10.04 to 10.11         7,082,344        0.77%      0.42% to 1.10% (a)(b)
                                                                            --------------

2004 Contract owners' equity                                                $  464,740,562
                                                                            ==============

2003 Contract owners' equity                                                $  422,455,517
                                                                            ==============

2002 Contract owners' equity                                                $  284,737,793
                                                                            ==============

2001 Contract owners' equity                                                $  200,596,191
                                                                            ==============

2000 Contract owners' equity                                                $      227,717
                                                                            ==============

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-D (NOTES TO FINANCIAL STATEMENTS, Continued)

     * This represents the range of annual contract expense rates of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

     ** This represents the dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. The ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions to the contractholder accounts either through reductions in unit values or redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

     *** This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit value for expenses assessed. It does not include any expenses charged through the redemption of units, the inclusion of which would result in a reduction of the total return presented.

(a) & (b) Denote the minimum and maximum of the total return ranges, respectively, for underlying mutual fund options that were added during the reporting period. These returns were not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) is representative of all units issued and outstanding at period end. Such options that were added during the reporting period are designated using both symbols.



             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Shareholder Nationwide Life and Annuity Insurance
Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly-owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2004 and 2003, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.


As discussed in note 3 to the financial statements, the Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.




/s/ KPMG LLP
Columbus, Ohio
April 15, 2005

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (a wholly-owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets
                    (in thousands, except per share amounts)

                                                                                                         DECEMBER 31,
                                                                                          ------------------------------------------
                                                                                                2004                 2003
====================================================================================================================================
ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $4,638,800 in 2004; $4,508,435 in 2003)                   $ 4,786,899          $ 4,704,525
      Equity securities (cost $6,607 in 2004; $6,462 in 2003)                                         7,611                6,424
   Mortgage loans on real estate, net                                                             1,232,003            1,125,962
   Real estate, net                                                                                   3,950                  365
   Policy loans                                                                                         914                  571
   Short-term investments, including amounts managed by a related party                             150,185              114,339
---------------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                           6,181,562            5,952,186

Accrued investment income                                                                            62,004               61,338
Deferred policy acquisition costs                                                                   113,039               71,346
Reinsurance receivable from a related party                                                         117,758              113,055
Other assets                                                                                        738,781              539,333
Assets held in separate accounts                                                                  2,289,967            2,384,737
---------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                                           $ 9,503,111          $ 9,121,995
=================================================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY:
Liabilities:
   Future policy benefits and claims                                                            $ 6,532,259          $ 6,120,710
   Other liabilities                                                                                236,261              192,668
   Liabilities related to separate accounts                                                       2,289,967            2,384,737
---------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                           9,058,487            8,698,115
---------------------------------------------------------------------------------------------------------------------------------
Shareholder's equity:
   Common stock, $40 par value; authorized, issued and outstanding - 66 shares                        2,640                2,640
   Additional paid-in capital                                                                       247,960              247,960
   Retained earnings                                                                                148,169              112,157
   Accumulated other comprehensive income                                                            45,855               61,123
---------------------------------------------------------------------------------------------------------------------------------
      Total shareholder's equity                                                                    444,624              423,880
---------------------------------------------------------------------------------------------------------------------------------
         Total liabilities and shareholder's equity                                             $ 9,503,111          $ 9,121,995
=================================================================================================================================

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (a wholly-owned subsidiary of Nationwide Life Insurance Company)

                             Statements of Income
                                (in thousands)

                                                                                             YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------------------------
                                                                                   2004              2003              2002
==================================================================================================================================
REVENUES:
Policy charges                                                                       $ 58,848          $ 45,928          $ 52,586
Life insurance premiums                                                                 4,206               783               580
Net investment income                                                                  35,625            33,885            26,163
Net realized gains (losses) on investments, hedging instruments and                       279           (13,659)          (10,201)
  hedged items
Other                                                                                     478               597               711
----------------------------------------------------------------------------------------------------------------------------------
   Total revenues                                                                      99,436            67,534            69,839
----------------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                       11,197            10,685             9,943
Other benefits and claims                                                               9,246             3,769             9,543
Amortization of deferred policy acquisition costs                                      17,271            14,069            31,726
Other operating expenses                                                                8,810            11,294            15,356
----------------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                                         46,524            39,817            66,568
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations before federal income                          52,912            27,717             3,271
        tax expense
Federal income tax expense                                                             16,986             8,505               352
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations                                                35,926            19,212             2,919
Cumulative effect of adoption of accounting principle, net of tax                          86                 -                 -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Net income                                                                     $ 36,012          $ 19,212           $ 2,919
==================================================================================================================================

                   NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (a wholly-owned subsidiary of Nationwide Life Insurance Company)

          Statements of Shareholder's Equity
                    (in thousands)

                                                                                                       ACCUMULATED
                                                                     ADDITIONAL                          OTHER             TOTAL
                                                        COMMON        PAID-IN         RETAINED        COMPREHENSIVE    SHAREHOLDER'S
                                                         STOCK        CAPITAL         EARNINGS           INCOME           EQUITY
====================================================================================================================================
Balance as of December 31, 2001                         $ 2,640      $ 152,960        $ 90,026           $ 11,538         $ 257,164
Comprehensive income:
Net income                                                    -              -           2,919                  -             2,919
Net unrealized gains on securities available-                 -              -               -             48,077            48,077
  for-sale arising during the period, net of tax

Accumulated net gains on cash flow hedges,                    -              -               -                441               441
  net of tax
                                                                                                                    ----------------
      Total comprehensive income                                                                                             51,437
                                                                                                                    ----------------
Capital contributed                                           -         95,000               -                  -            95,000
------------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                           2,640        247,960          92,945             60,056           403,601
------------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                    -              -          19,212                  -            19,212
Net unrealized gains on securities available-                 -              -               -              3,942             3,942
  for-sale arising during the period, net of tax

Accumulated net losses on cash flow hedges,                   -              -               -             (2,875)           (2,875)
  net of tax
                                                                                                                    ----------------
      Total comprehensive income                                                                                             20,279
------------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                           2,640        247,960         112,157             61,123           423,880
------------------------------------------------------------------------------------------------------------------------------------

Comprehensive income:
Net income                                                    -              -          36,012                  -            36,012
Net unrealized losses on securities available-                -              -               -            (10,231)          (10,231)
  for-sale arising during the period, net of tax

Accumulated net losses on cash flow hedges,                   -              -               -             (5,037)           (5,037)
  net of tax
                                                                                                                    ----------------
      Total comprehensive income                                                                                             20,744
------------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                         $ 2,640      $ 247,960  #    $ 148,169 #         $ 45,855         $ 444,624
====================================================================================================================================

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (a wholly-owned subsidiary of Nationwide Life Insurance Company)

                           Statements of Cash Flows
                                (in thousands)

                                                                                             YEARS ENDED DECEMBER 31,
                                                                                --------------------------------------------------
                                                                                     2004              2003             2002
==================================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                         $ 36,012          $ 19,212          $ 2,919
   Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account values                                  11,197            10,685            9,943
      Capitalization of deferred policy acquisition costs                              (28,448)          (32,011)         (34,174)
      Amortization of deferred policy acquisition costs                                 17,271            14,069           31,726
      Amortization and depreciation                                                     21,197            21,813            8,445
      Net realized (gains) losses on investments, hedging instruments and                 (279)           13,659           10,201
        hedged items
      Increase in accrued investment income                                               (666)          (11,094)         (16,003)
      Increase in other assets                                                        (211,300)         (292,977)         (28,393)
      Increase (decrease) in other liabilities                                          29,671            28,490           (9,756)
      Other, net                                                                           623               944              641
----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in operating activities                                        (124,722)         (227,210)         (24,451)
----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from maturity of securities available-for-sale                             567,537           655,420          424,693
   Proceeds from sale of securities available-for-sale                                 237,034           131,195           84,129
   Proceeds from repayments of mortgage loans on real estate                           193,287           110,603           42,557
   Cost of securities available-for-sale aquired                                      (957,817)       (1,474,356)      (1,920,270)
   Cost of mortgage loans on real estate acquired                                     (303,729)         (314,299)        (305,581)
   Cost of real estate acquired                                                         (3,608)                -                -
   Net change in short-term investments                                                (35,845)           34,377          (73,254)
   Collateral received (paid) - securities lending, net                                 27,991           (25,908)          73,693
   Other, net                                                                            4,170              (186)          (2,697)
----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                                        (270,980)         (883,154)      (1,676,730)
----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributed                                                                       -                 -           95,000
   Investment and universal life insurance product deposits                            660,502         1,324,328        1,897,550
   Investment and universal life insurance product withdrawals                        (264,800)         (214,817)        (292,358)
----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by financing activities                                     395,702         1,109,511        1,700,192
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in cash                                                                         -              (853)            (989)
Cash, beginning of period                                                                    -               853            1,842
----------------------------------------------------------------------------------------------------------------------------------
         Cash, end of period                                                               $ -               $ -            $ 853
==================================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)
                                        7


(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

     Nationwide Life and Annuity Insurance Company (the Company) provides life insurance and retirement savings products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Life Insurance Company (NLIC), which is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS).

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices. The statutory financial statements of the Company, which are not presented here, are prepared on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (ODI). The ODI has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. The Company has no statutory accounting practices that differ from NAIC SAP. See Note 11 for discussion of statutory capital requirements and dividend restrictions.

     In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     (a)  Valuation of Investments, Investment Income and Related Gains and
          Losses

     The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income
     (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 71.8% of the fair values of fixed maturity securities were obtained from independent pricing services, 22.9% from the Company's pricing matrices and 5.3% from other sources.

     Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

     Under the Company's accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

     For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security; the amount and length of time a security's fair value has been below amortized cost or cost; specific credit issues and financial prospects related to the issuer; the Company's intent to hold or dispose of the security; and current economic conditions.

     Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.

     For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains or losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

     The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date, but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

     Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

     Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (b)  Derivative Instruments

     Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

     The Company enters into interest rate swaps and cross-currency swaps to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

     Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

     The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Revenues and Benefits

     Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration charges and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

     (d)  Deferred Policy Acquisition Costs

     The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

     For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(a).

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15% during the three-year reversion period.

     Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

     The Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company's long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company's recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

     For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the statements of income.

     (e)  Separate Accounts

     Separate account assets and liabilities represent contract holders' funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the statements of income except for: (i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

     (f)  Future Policy Benefits

     The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

     The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0% for the substantial majority of the business.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     (g)  Federal Income Tax

     The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements. Any such change could significantly affect the amounts reported in the statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

     (h)  Reinsurance Ceded

     Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the balance sheets on a gross basis, separately from the related balances of the Company.

     (i)  Reclassification

     Certain items in the 2003 and 2002 financial statements and related footnotes have been reclassified to conform to the current presentation.

(3)  RECENTLY ISSUED ACCOUNTING STANDARDS

     In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. NLIC disclosed in its Quarterly Report on Form 10-Q for the period ended June 30, 2004 that this additional guidance would be applied during NLIC's third quarter beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's financial position or results of operations.

     On September 8, 2004, the Financial Accounting Standards Board (FASB) exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired, based on the guidance in Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position
     (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's financial position or results of operations due to the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements.


     In December 2003, the FASB issued SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits - an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans on both an interim period and annual basis. See Note 13 for required disclosures. The Company adopted SFAS 132R effective December 31, 2003, except for the provisions relating to annual disclosures about estimated benefit payments, which was adopted in the fourth quarter of 2004, as permitted by SFAS 132R. Adoption of this Statement had no impact on the Company's financial position or results of operations.


     In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in an $86 credit, net of tax, as the cumulative effect of adoption of this accounting principle.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 statements of income:

                                                                                                                    JANUARY 1, 2004
====================================================================================================================================
====================================================================================================================================

(Increase) decrease in future policy benefits:
   Secondary guarantees - life insurance                                                                                      $ (15)
   GMDB claim reserves                                                                                                          771
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                                                                  756
Adjustment to amortization of deferred policy acquisition costs related to above                                               (623)
Deferred federal income taxes                                                                                                   (47)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Cumulative effect of adoption of accounting principle, net of tax                                                        $ 86
====================================================================================================================================
====================================================================================================================================


     In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as the cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 had no impact on the Company's financial position or results of operations.


     In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 had no impact on the Company's financial position or results of operations.


     In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company). The adoption of DIG B36 had no impact on the Company's financial position or results of operations.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(4)  RISK DISCLOSURES


     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $29,194 extending into 2005 were outstanding as of December 31, 2004. The Company also had $18,500 of commitments to purchase fixed maturity securities outstanding as of December 31, 2004.

     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2004, the Company's credit risk from these derivative financial instruments was $2,300.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, approximately 76% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims. The Company manages the risk of these benefits primarily by entering into reinsurance arrangements with third parties. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $48,920 before reinsurance and $24,523 net of reinsurance. As of December 31, 2004 and 2003, the Company's reserve for GMDB claims was $456 and $1,661, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2004, the Company had a diversified portfolio with no more than 25.6% in any geographic region of the U.S. and no more than 2.6% with any one borrower. As of December 31, 2004, 25.3% of the carrying value of the Company's commercial mortgage loan portfolio financed industrial properties.

     Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account life and annuity business. Total amounts recoverable from unrelated parties and NLIC under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $656,032 and $387,689 as of December 31, 2004 and 2003, respectively. The ceding of risk does not discharge the original insurer from its primary obligation to the contract holder. Under the terms of certain of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contracts.

     The Company has also entered into a reinsurance contract with NLIC to cede a portion of its individual deferred fixed annuity contracts on a modified coinsurance basis. This agreement is described in more detail in Note 14.

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

     Fixed maturity and equity securities available-for-sale: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 71.8% of the fair values of fixed maturity securities were obtained from independent pricing services, 22.9% from the Company's pricing matrices and 5.3% from other sources.

     Mortgage loans on real estate, net: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

     Policy loans and short-term investments: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

     Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

     Investment contracts: The fair value for the Company's liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

     Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies for which the Company has used discounted cash flow analyses, similar to those used for investment contracts with known maturities, to estimate fair value.

     Collateral received - securities lending and derivatives: The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

     Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments and therefore are not included in the subsequent table. See Note 4.

     Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Futures contracts: The fair values for futures contracts are based on quoted market prices.

     Other derivatives: The fair values of credit default swaps are calculated with pricing models using current spread assumptions for the underlying issuers.

     The following table summarizes the carrying amounts and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

                                                                 2004                                    2003
                                                           ----------------------------------------  -------------------------------
                                                               CARRYING              ESTIMATED         Carrying         Estimated
                                                                AMOUNT              FAIR VALUE          amount         fair value
====================================================================================================================================

ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                                  $ 4,786,899           $ 4,786,899      $4,704,525       $4,704,525
      Equity securities                                                7,611                 7,611           6,424            6,424
   Mortgage loans on real estate, net                              1,232,003             1,264,390       1,125,962        1,190,962
   Policy loans                                                          914                   914             571              571
   Short-term investments                                            150,185               150,185         114,339          114,339
Assets held in separate accounts                                   2,289,967             2,289,967       2,384,737        2,384,737

LIABILITIES
Investment contracts                                              (6,266,303)           (6,011,956)     (5,906,376)      (5,683,277)
Policy reserves on life insurance contracts                         (265,956)             (248,195)       (214,334)        (218,039)
Collateral received - securities lending and derivatives            (140,655)             (140,655)       (112,720)        (112,720)
Liabilities related to separate accounts                          (2,289,967)           (2,240,289)     (2,384,737)      (2,323,505)

DERIVATIVE FINANCIAL INSTRUMENTS
Interest rate swaps hedging assets                                      (388)                 (388)          1,043            1,043
Cross-currency interest rate swaps                                   (12,233)              (12,233)         (6,242)          (6,242)
Futures contracts                                                       (283)                 (283)           (731)            (731)
Other derivatives                                                      1,403                 1,403           1,258            1,258
------------------------------------------------------------------------------------------------------------------------------------


(6)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. LIBOR. The net receipt of a variable rate will then match the variable rate paid on the liability.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period.

     With short U.S. Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

     The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate in the foreign currency and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a contractually defined amount. Such specified amounts vary from contract to contract based on the date the contract was entered into as well as the GMDB feature elected. A decline in the stock market may cause the contract value to fall below this specified amount and the net amount at risk to increase. The net amount at risk is the amount by which the GMDB exceeds the contract value at any given time and is a primary indicator of potential future GMDB claims. The Company manages the risk of these benefits primarily by entering into reinsurance arrangements with third parties. See Note 4 for additional discussion.

     Other Non-Hedging Derivatives

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2004, 2003 and 2002, a net gain of $2,261, a net loss of $724 and a net gain of $1,689, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2004, the ineffective portion of cash flow hedges was a net loss of $2,572. The ineffective portion of cash flow hedges was immaterial for the years ended December 31, 2003 and 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $500 in net losses out of AOCI over the next 12-month period.

     Other Derivative Instruments

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2004, 2003 and 2002 included a net loss of $132, a net gain of $1,989 and a net loss of $667, respectively, related to other derivative instruments not designated in hedging relationships.

     The following tables summarizes the notional amount of derivative financial instruments outstanding as of December 31:

                                                                                                       2004                 2003
====================================================================================================================================

 Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                               $ -      $          9,000
   Pay variable/receive fixed rate swaps hedging investments                                            28,112                30,512
   Other contracts hedging investments                                                                   5,000                1,654
Cross-currency interest rate swaps:
    Hedging foreign currency denominated investments                                                    45,128               37,476
Credit default swaps and other non-hedging instruments                                                 189,500               119,500
Futures contracts                                                                                       45,100               59,100
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                                                            $ 312,840             $ 257,242
====================================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     (7)  INVESTMENTS

     The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

                                                                                              GROSS             GROSS
                                                                          AMORTIZED        UNREALIZED        UNREALIZED
                                                                            COST              GAINS            LOSSES
===============================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                     $ 14,532             $ 986              $ 37
   Agencies not backed by the full faith and credit of the U.S.                155,455             2,986                45
     Government 1
   Obligations of states and political subdivisions                             36,000               391               104
   Corporate securities
      Public                                                                 1,866,999            78,167             4,520
      Private                                                                1,164,688            53,533             4,758
   Mortgage-backed securities - U.S. Government-backed                         787,732            10,953             2,025
   Asset-backed securities                                                     613,394            15,316             2,744
-------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                     4,638,800           162,332            14,233
Equity securities                                                                6,607             1,004                 -
-------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                            $ 4,645,407         $ 163,336          $ 14,233
===============================================================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                    $ 147,623           $ 5,392               $ 7
   Obligations of states and political subdivisions                             20,713                14               338
   Corporate securities
      Public                                                                 1,749,121            99,734             5,148
      Private                                                                1,060,893            66,878             4,324
   Mortgage-backed securities - U.S. Government-backed                         864,722            16,565             2,350
   Asset-backed securities                                                     665,363            24,835             5,161
-------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                     4,508,435           213,418            17,328
Equity securities                                                                6,462                 -                38
-------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                            $ 4,514,897         $ 213,418          $ 17,366
===============================================================================================================================

                                                                         ESTIMATED
                                                                        FAIR VALUE
======================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                    $ 15,481
   Agencies not backed by the full faith and credit of the U.S.               158,396
     Government 1
   Obligations of states and political subdivisions                            36,287
   Corporate securities
      Public                                                                1,940,646
      Private                                                               1,213,463
   Mortgage-backed securities - U.S. Government-backed                        796,660
   Asset-backed securities                                                    625,966
--------------------------------------------------------------------------------------
         Total fixed maturity securities                                    4,786,899
Equity securities                                                               7,611
--------------------------------------------------------------------------------------
            Total securities available-for-sale                           $ 4,794,510
======================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                   $ 153,008
   Obligations of states and political subdivisions                            20,389
   Corporate securities
      Public                                                                1,843,707
      Private                                                               1,123,447
   Mortgage-backed securities - U.S. Government-backed                        878,937
   Asset-backed securities                                                    685,037
--------------------------------------------------------------------------------------
         Total fixed maturity securities                                    4,704,525
Equity securities                                                               6,424
--------------------------------------------------------------------------------------
            Total securities available-for-sale                           $ 4,710,949
======================================================================================

-----------------------

1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2004. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                   AMORTIZED            ESTIMATED
                                                                                                      COST              FAIR VALUE
===================================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                          $ 118,824            $ 121,313
   Due after one year through five years                                                            1,455,287            1,509,009
   Due after five years through ten years                                                           1,408,160            1,464,929
   Due after ten years                                                                                255,403              269,022
-----------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                            3,237,674            3,364,273
    Mortgage-backed securities - U.S. Government-backed                                               787,732              796,660
    Asset-backed securities                                                                           613,394              625,966
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                             $ 4,638,800          $ 4,786,899
===================================================================================================================================

     The following table presents the components of unrealized gains on securities available-for-sale, net, as of December 31:

                                                                                                        2004                 2003
====================================================================================================================================

Net unrealized gains, before adjustments and taxes                                                   $ 149,103            $ 196,052
Adjustment to DAC                                                                                      (67,193)             (98,401)
Deferred federal income tax                                                                            (28,668)             (34,178)
------------------------------------------------------------------------------------------------------------------------------------
   Net unrealized gains                                                                               $ 53,242             $ 63,473
====================================================================================================================================

     The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale for the years ended December 31:

                                                                                    2004                 2003                 2002
====================================================================================================================================

Fixed maturity securities                                                       $ (47,991)             $ 1,534            $ 157,573
Equity securities                                                                   1,042                  (38)                   -
------------------------------------------------------------------------------------------------------------------------------------
   Net change                                                                   $ (46,949)             $ 1,496            $ 157,573
====================================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

                                                      LESS THAN OR EQUAL                   MORE                   TOTAL
                                                          TO ONE YEAR                  THAN ONE YEAR
                                                -----------------------------   ----------------------------   ---------------
                                                                   GROSS                          GROSS
                                                  ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED
                                                 FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE
==============================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S. Government
     corporations                                     $ 2,284           $ 29           $ 220            $ 8         $ 2,504
    Agencies not backed by the                         16,214             45               -              -          16,214
       full faith and credit of the
       U.S. Government 1 Obligations of states and
     political subdivisions                            22,019            104               -              -          22,019
   Corporate securities
      Public                                          227,459          2,478          61,554          2,042         289,013
      Private                                         175,393          3,174          36,778          1,584         212,171
   Mortgage-backed securities - U.S.
     Government-backed                                176,025          1,451          25,087            574         201,112
   Asset-backed securities                             82,602            952          27,052          1,792         109,654
------------------------------------------------------------------------------------------------------------------------------
            Total                                    $701,996        $ 8,233        $150,691        $ 6,000        $852,687
==============================================================================================================================
% of gross unrealized losses                                             58%                            42%

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S. Government
     corporations and agencies                          $ 222            $ 7             $ -            $ -           $ 222
   Obligations of states and
     political subdivisions                            17,679            338               -              -          17,679
   Corporate securities
      Public                                          200,888          4,967           1,967            181         202,855
      Private                                         159,445          3,916           5,822            408         165,267
   Mortgage-backed securities - U.S.
     Government-backed                                166,124          2,339           1,224             11         167,348
   Asset-backed securities                            106,316          3,202          10,571          1,959         116,887
------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities              650,674         14,769          19,584          2,559         670,258
Equity securities                                         641             38               -              -             641
------------------------------------------------------------------------------------------------------------------------------
            Total                                    $651,315       $ 14,807        $ 19,584        $ 2,559        $670,899
==============================================================================================================================
% of gross unrealized losses                                             85%                            15%

                                                    GROSS
                                                  UNREALIZED
                                                    LOSSES
===============================================================
===============================================================

December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations                                         $ 37
    Agencies not backed by the
       full faith and credit of the
       U.S. Government 1                                    45
   Obligations of states and
     political subdivisions                                104
   Corporate securities
      Public                                             4,520
      Private                                            4,758
   Mortgage-backed securities - U.S.
     Government-backed                                   2,025
   Asset-backed securities                               2,744
---------------------------------------------------------------
---------------------------------------------------------------
            Total                                     $ 14,233
===============================================================
===============================================================
% of gross unrealized losses

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations and agencies                             $ 7
   Obligations of states and
     political subdivisions                                338
   Corporate securities
      Public                                             5,148
      Private                                            4,324
   Mortgage-backed securities - U.S.
     Government-backed                                   2,350
   Asset-backed securities                               5,161
---------------------------------------------------------------
---------------------------------------------------------------
         Total fixed maturity securities                17,328
Equity securities                                           38
---------------------------------------------------------------
---------------------------------------------------------------
            Total                                     $ 17,366
===============================================================
===============================================================
% of gross unrealized losses

---------------

1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     Proceeds from the sale of securities available-for-sale during 2004, 2003 and 2002 were $237,034, $131,195 and $84,129 respectively. During 2004, gross gains of $6,827 ($7,756 and $3,075 in 2003 and 2002, respectively) and gross losses of $1,213 ($2,203 and $1,534 in 2003 and 2002, respectively) were realized on those sales.


     The Company had $3,576 and $365 of real estate investments as of December 31, 2004 and 2003, respectively, that were non-income producing for the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $36 as of December 31, 2004 ($13 as of December 31, 2003). The Company had no real estate held for disposal as of December 31, 2004 and 2003.

     As of December 31, 2004 and 2003, there were no mortgage loans on real estate considered to be impaired.

     The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

                                                                                       2004                    2003            2002
====================================================================================================================================

Allowance, beginning of period                                                       $ 3,254     $                67$        750
Net additions (reductions) charged (credited) to allowance                               257                    2,581        (77)
------------------------------------------------------------------------------------------------------------------------------------
   Allowance, end of period                                                          $ 3,511     $             3,254$        673
====================================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was increased by $2,737.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items by source for the years ended December 31:

                                                                                             2004            2003            2002
===================================================================================================================================

Realized gains on sales, net of hedging losses:
Fixed maturity securities available-for-sale                                               $ 6,644         $ 7,756         $ 3,075
Hedging losses on fixed maturity sales                                                           -               -            (132)
Equity securities available-for-sale                                                           183               -               -
Real estate                                                                                      -              40             340
Mortgage loans on real estate                                                                  501             196              90
Mortgage loan hedging losses                                                                     -             (29)              -
-----------------------------------------------------------------------------------------------------------------------------------
Total realized gains on sales                                                                7,328           7,963           3,373
-----------------------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities available-for-sale                                                (1,213)         (2,203)         (1,534)
Hedging gains on fixed maturity sales                                                          133             499             579
Real estate                                                                                      -               -             (77)
Mortgage loans on real estate                                                                 (892)           (735)           (194)
Mortgage loan hedging gains                                                                    439               -               -
Other                                                                                         (237)              -            (119)
-----------------------------------------------------------------------------------------------------------------------------------
Total realized losses on sales                                                              (1,770)         (2,439)         (1,345)
-----------------------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:
Fixed maturity securities available-for-sale                                                (6,000)        (18,809)        (14,011)
Mortgage loans on real estate, including valuation allowance adjustment                          -          (2,581)             77

-----------------------------------------------------------------------------------------------------------------------------------
Total other-than-temporary and other investment impairments                                 (6,000)        (21,390)        (13,934)
-----------------------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                                          (133)          2,020            (665)
Periodic net coupon settlements on non-qualifying derivatives                                1,172             944             641
Other derivatives                                                                             (318)           (757)          1,729
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments,                                                  $ 279       $ (13,659)      $ (10,201)
   hedging instruments and hedged items
===================================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following table summarizes net investment income by investment type for the years ended December 31:

                                                                  2004                2003               2002
=======================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                   $ 258,695          $ 243,517          $ 203,730
   Equity securities                                                 427                427                225
Mortgage loans on real estate                                     77,322             70,280             58,453
Real estate                                                          194                102                186
Short-term investments                                               265                440                892
Derivatives                                                           81                851                891
Other                                                                655                924                253
-----------------------------------------------------------------------------------------------------------------------
      Gross investment income                                    337,639            316,541            264,630
Less:
   Investment expenses                                             7,110              6,106              5,145
   Net investment income ceded (Note 14)                         294,904            276,550            233,322
-----------------------------------------------------------------------------------------------------------------------
      Net investment income                                     $ 35,625           $ 33,885           $ 26,163
=======================================================================================================================


     Fixed maturity securities with an amortized cost of $16,114 and $4,278 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

     As of December 31, 2004 and 2003, the Company had pledged fixed maturity securities with a fair value of $5,100 and $1,971, respectively, as collateral to various derivative counterparties.

     As of December 31, 2004 and 2003, the Company had received $140,655 and $112,720, respectively, of cash collateral on securities lending. As of December 31, 2004, the Company had received $56 of non-cash collateral on securities lending. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $137,048 and $109,472, respectively.

(8)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, in 2002, the Company recorded an acceleration of DAC amortization totaling $19,212, before tax, or $12,488, net of $6,724 of tax benefit, which was reported in the Individual Investments segment. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, resetting the assumption for annual net separate account growth to 8% during the three-year reversion period for all investment products and variable life insurance products, and increasing the future lapses and costs related to GMDB on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(9)  VARIABLE ANNUITY CONTRACTS


     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are two primary guarantee types that are provided by the Company under its non-traditional variable annuity contracts: (1) GMDB and (2) GMIB.


     The GMDB provides a specified minimum return upon death. Many, but not all, of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. The Company offers five primary GMDB types:

     o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

     o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

     o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

     o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

     o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

     o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

     o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:

                                                DECEMBER 31, 2004                              December 31. 2003
                                -----------------------------------------------------------------------------------------
                                -----------------------------------------------------------------------------------------
                                   ACCOUNT      NET AMOUNT     WTD. AVG.         Account      Net amount     Wtd. avg.
                                    VALUE        AT RISK1     ATTAINED AGE        value        at risk1    attained age
=========================================================================================================================
=========================================================================================================================

GMDB:
   Return of premium                 $ 218,509         $ 524             66       $ 203,939        $ 3,413            56
   Reset                             1,557,261        22,895             62       1,654,535         81,429            61
   Ratchet                             182,885           543             69         166,770          3,035            63
   Rollup                               70,820           561             59          81,881          1,239            68
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Subtotal                       2,029,475        24,523             62       2,107,125         89,116            62
Earnings enhancement                    11,612           529             58           9,583            249            59
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Total - GMDB                  $2,041,087      $ 25,052             62       2,116,708       $ 89,365            62
=========================================================================================================================
=========================================================================================================================

GMIB2:
Ratchet                               $ 13,208           $ -            N/A         $ 3,375            $ -           N/A
Rollup                                  39,813             -            N/A          14,013              -           N/A
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Total - GMIB                    $ 53,021           $ -            N/A        $ 17,388            $ -           N/A
=========================================================================================================================
=========================================================================================================================


-----------------

     1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

     2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the years indicated:

                                                                            GMDB                 GMIB                TOTAL
=============================================================================================================================

Balance as of December 31, 2002                                            $ 2,025                  $ -              $ 2,025
Expense provision                                                            1,939                    -                1,939
Net claims paid                                                             (2,303)                   -               (2,303)
-----------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                              1,661                    -                1,661
Expense provision                                                              637                                       637
Net claims paid                                                             (1,842)                   -               (1,842)
-----------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                                              $ 456                  $ -                $ 456
=============================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                                                  DECEMBER 31,         December 31,
                                                                                      2004                 2003
=======================================================================================================================

Mutual funds:
   Bond                                                                                 $ 395,389            $ 408,954
   Domestic equity                                                                      1,436,916            1,470,862
   International equity                                                                    39,574               35,413
-----------------------------------------------------------------------------------------------------------------------
      Total mutual funds                                                                1,871,879            1,915,229
Money market funds                                                                         24,131               32,862
-----------------------------------------------------------------------------------------------------------------------
   Total                                                                              $ 1,896,010          $ 1,948,091
=======================================================================================================================


     The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

     o Data used was based on a combination of historical numbers and future projections involving 50 and 250 stochastically generated economic scenarios as of December 31, 2004 and 2003, respectively

     o    Mean gross equity performance - 8.1%

     o    Equity volatility - 18.7%

     o    Mortality - 100% of Annuity 2000 table

     o    Asset fees - equivalent to mutual fund and product loads

     o    Discount rate - 8.0%

         Lapse rate assumptions vary by duration as shown below:

DURATION (YEARS)          1        2         3        4        5         6        7         8        9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum                   4.50%    5.50%     6.50%    8.50%   10.50%    10.50%   10.50%    17.50%   17.50%    17.50%
MAXIMUM                   4.50%    8.50%    11.50%   17.50%   22.50%    22.50%   22.50%    22.50%   22.50%    19.50%


     GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

(10) FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and the Company will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS becomes eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

     The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

                                                                                             2004                 2003
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                 $ 23,662             $ 13,467
   Deferred policy acquisition costs                                                         5,019               19,519
   Other                                                                                     5,000                3,996
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax assets                                                             33,681               36,982
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                50,724               67,209
   Equity securities and other investments                                                     399                   99
   Derivatives                                                                                 875                1,349
   Other                                                                                     1,390                1,562
------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax liabilities                                                        53,388               70,219
------------------------------------------------------------------------------------------------------------------------
         Net deferred tax liability                                                       $ 19,707             $ 33,237
========================================================================================================================

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. There was no valuation allowance as of December 31, 2004 and 2003.

     The Company's current federal income tax liability was $21,537 and $16,606 as of December 31, 2004 and 2003, respectively.

     The following table summarizes federal income tax expense attributable to income before the cumulative effect of adoption of an accounting principle for the years ended December 31:

                                                                                    2004                2003                 2002
===================================================================================================================================

Current                                                                          $ 22,174            $ 11,402              $ 5,093
Deferred                                                                           (5,188)             (2,897)              (4,741)
-----------------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                       $ 16,986             $ 8,505                $ 352
===================================================================================================================================


     The customary relationship between federal income tax expense and pre-tax income from continuing operations did not exist in 2002. This was because of the impact of the $6,724 tax benefit associated with the $19,212 of accelerated DAC amortization reported in 2002 (see Note 8), which was calculated at the U.S. federal corporate income tax rate of 35%.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Total federal income tax expense for the years ended December 31, 2004, 2003 and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and the cumulative effect of adoption of an accounting principle as follows:



                                                              2004                      2003                     2002
                                                          -----------------------   -----------------------  -----------------------
                                                          -----------------------   -----------------------  -----------------------
                                                             AMOUNT         %          Amount        %          Amount         %
====================================================================================================================================
====================================================================================================================================

Computed (expected) tax expense                                $ 18,519     35.0         $ 9,701      35.0         $ 1,145     35.0
Tax exempt interest and dividends                                (1,627)    (3.1)         (1,294)     (4.7)           (882)   (27.0)
  received deduction
Other, net                                                           94      0.2              98       0.4              89      2.7
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total                                                          $ 16,986     32.1         $ 8,505      30.7           $ 352     10.7
====================================================================================================================================
====================================================================================================================================


     Total federal income tax paid (refunded) was $17,243, $(996) and $9,368 during the years ended December 31, 2004, 2003 and 2002, respectively. See also Note 14.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of the Company as of December 31, 2004 and 2003 was $230,186 and $228,250, respectively. The statutory net income
     (loss) of the Company for the years ended December 31, 2004, 2003 and 2002 was $12,549, $16,077 and $(2,167), respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by ODI. As of January 1, 2005, based on statutory financial results as of and for the year ended December 31, 2004, the Company could pay dividends totaling $23,019 without obtaining prior approval.

     The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(12) COMPREHENSIVE INCOME

     Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder's equity that bypass net income (other comprehensive income or loss). The following table summarizes the Company's other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

                                                                                          2004              2003              2002
====================================================================================================================================

Net unrealized (losses) gains on securities available-for-sale arising during the period:
   Gross unrealized (losses) gains                                                    $ (47,335)        $ (11,761)        $ 145,104
   Adjustment to deferred policy acquisition costs                                       31,208             4,569           (83,609)
   Related federal income tax benefit (expense)                                           5,645             2,517           (21,523)
------------------------------------------------------------------------------------------------------------------------------------
      Net unrealized (losses) gains                                                     (10,482)           (4,675)           39,972
------------------------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
   Gross unrealized losses                                                                  386            13,257            12,469
   Related federal income tax benefit                                                      (135)           (4,640)           (4,364)
------------------------------------------------------------------------------------------------------------------------------------
      Net reclassification adjustment                                                       251             8,617             8,105
------------------------------------------------------------------------------------------------------------------------------------

      Other comprehensive (loss) income on securities available-for-sale                (10,231)            3,942            48,077

------------------------------------------------------------------------------------------------------------------------------------

Accumulated net holding (losses) gains on cash flow hedges:
   Gross unrealized holding (losses) gains                                               (7,749)           (4,422)              679
   Related federal income tax benefit (expense)                                           2,712             1,547              (238)
------------------------------------------------------------------------------------------------------------------------------------
      Other comprehensive (loss) income on cash flow hedges                              (5,037)           (2,875)              441
------------------------------------------------------------------------------------------------------------------------------------

      Total other comprehensive (loss) income                                         $ (15,268)          $ 1,067          $ 48,518
====================================================================================================================================


     Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2004, 2003 and 2002, respectively.

(13) PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     The Company, together with other affiliated companies, is a participant in pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Most participants are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if it is of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2004, 2003 and 2002 were $887, $797 and $488, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than 3% through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC.

     The Company's accrued postretirement benefit expense as of December 31, 2004 and 2003 was $1,061 and $1,129, respectively. The net periodic benefit cost for the Company's postretirement benefit plan as a whole was $65, $65 and $170 for 2004, 2003 and 2002, respectively.

(14) RELATED PARTY TRANSACTIONS

     The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. The nature of the transactions and agreements include annuity and life insurance contracts, reinsurance agreements, cost sharing agreements, administration services agreements, marketing agreements, office space leases, intercompany repurchase agreements and cash management services agreements. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC
     (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2004, 2003 and 2002, the Company made payments to NMIC and NSC totaling $3,122, $4,528 and $4,211, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company's customer as investment options in certain of the Company's products. As of December 31, 2004 and 2003, customer allocations to GGI funds totaled $208,408 and $246,261, respectively. For the year ended December 31, 2004 and 2003, GGI paid the Company $625 and $847, respectively, for the distribution and servicing of these funds.

     The Company is a party to an intercompany reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain in force until all contract obligations are settled. Amounts ceded to NLIC in 2004 include premiums of $484,177 ($1,028,997 and $1,579,941 in
     2003 and 2002, respectively); net investment income of $294,904 ($276,550 and $233,322 in 2003 and 2002, respectively); policy reserves of $5,383,449 ($5,179,989 in 2003); and benefits, claims and other expenses of $739,596 ($1,269,091 and $1,794,569 in 2003 and 2002, respectively).

     The Company is a party to an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. No premium amounts were ceded to NLIC in 2004, 2003 and 2002, and benefits of $228, $402 and $207 were ceded to NLIC during 2004, 2003 and 2002, respectively. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $117,758 and $113,055 as of December 31, 2004 and 2003, respectively.

     The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2004, 2003 and 2002, the Company made lease payments to NMIC and its subsidiaries of $295, $478 and $647, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2004, the Company had no outstanding borrowings from affiliated entities under such agreements ($33,320 as of December 31, 2003). During 2004, 2003 and 2002, the most the Company had outstanding at any given time was $36,900, $67,335 and $70,897, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $36, $107 and $143 for 2004, 2003 and 2002, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $9,474 and $1,689 as of December 31, 2004 and 2003, respectively, and are included in short-term investments on the accompanying balance sheets. For the years ending December 31, 2004, 2003 and 2002, the Company paid NCMC fees totaling $5, $19 and $21, respectively.

     The Company received a capital contribution from NLIC in the amount of $95,000 in 2002.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Beginning October 1, 2002, the Company files a consolidated federal income tax return with NLIC. Total payments to (from) NMIC were $852, ($1,655) and $9,368 in the years ended December 31, 2004, 2003 and 2002, respectively. Payments made in 2004 and 2003 relate to tax years prior to deconsolidation.

(15) CONTINGENCIES

     The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's financial results in a particular quarterly or annual period.

     In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

     The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is cooperating with this investigation and is responding to information requests.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies and state attorneys general for information relating to investigations into these compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, the Company's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company's litigation matters.

     On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and
     (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. The Company intends to defend this lawsuit vigorously.

     On October 31, 2003, the Company was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or the Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC, on behalf of the defendants, filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. The Company intends to defend this lawsuit vigorously.

         PART C. OTHER INFORMATION

         Item 24.     FINANCIAL STATEMENTS AND EXHIBITS

                      (a)  Financial Statements:


                      Nationwide VA Separate Account-D:


                               Report of Independent Registered Public
                               Accounting Firm.

                               Statement of Assets, Liabilities and Contract Owners' Equity as of December 31, 2004.

                               Statements of Operations for the year ended
                               December 31, 2004.

                               Statements of Changes in Contract Owners' Equity for the years ended December 31, 2004 and 2003.


                               Notes to Financial Statements.


                           Nationwide Life and Annuity Insurance Company:


                               Report of Independent Registered Public
                               Accounting Firm.

                               Balance Sheets as of December
                               31, 2004 and 2003.

                               Statements of Income for the years ended December 31, 2004, 2003 and 2002.

                               Statements of Shareholder's Equity for the years ended December 31, 2004, 2003 and 2002.


                               Statements of Cash Flows for
                               the years ended December 31, 2004, 2003 and 2002.


                               Notes to Financial Statements.

Item 24.      (b) Exhibits

                         (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (333-45976) and hereby incorporated by reference.

                         (2)   Not Applicable

                         (3) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with Post-Effective Amendment No. 1 to the Registration Statement (333-45976) and hereby incorporated by reference.

                         (4) The form of the variable annuity contract - Filed previously with initial registration statement (333-45976) and hereby incorporated by reference.

                         (5) Variable annuity application - Filed previously with initial registration statement (333-45976) and hereby incorporated by reference.

                         (6) Articles of Incorporation of Depositor - Filed previously with initial registration statement (333-45976) and hereby incorporated by reference.

                         (7)   Not Applicable

                         (8)   Not Applicable

                         (9) Opinion of Counsel - Filed previously with Post-Effective Amendment No. 1 to the Registration Statement (333-45976) and hereby incorporated by reference.

                         (10)  Not Applicable

                         (11)  Not Applicable

                         (12)  Not Applicable

Item 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR


         Arden L. Shisler, Chairman of the Board
         W.G. Jurgensen, Director and Chief Executive Officer
         Mark R. Thresher, President and Chief Operating Officer
         Patricia R. Hatler, Executive Vice President and Chief Legal and
            Governance Officer
         Terri L. Hill, Executive Vice President-Chief Administrative Officer Michael C. Keller, Executive Vice President-Chief Information Officer Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer
         W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
         J. Stephen Baine, Senior Vice President-Corporate Strategy
         James R. Burke, Senior Vice President-P/C Strategic Planning and
            Operations
         David A. Diamond, Senior Vice President
         Thomas W. Dietrich, Senior Vice President-Division General Counsel Dennis P. Drent, Senior Vice President-Internal Audits
         Peter A. Golato, Senior Vice President-Individual Protection Business
           Head
         J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
         Kelly A. Hamilton, Senior Vice President-PC Finance
         David K. Hollingsworth, Senior Vice President-PCIO Brokerage Operations
            & Sponsor Relations
         David R. Jahn, Senior Vice President-Property and Casualty Claims Richard A. Karas, Senior Vice President-Non-Affiliated Sales
         M. Eileen Kennedy, Senior Vice President-Chief Financial Officer
         Gale V. King, Senior Vice President-Property and Casualty Human
            Resources
         Srinivas Koushik, Senior Vice President-Chief Technology Officer Gregory S. Lashutka, Senior Vice President-Corporate Relations Katherine A. Mabe, Senior Vice President-Marketing, Strategy and Urban
            Operations
         Duane C. Meek, Senior Vice President-Group Business Head
         Keith I. Millner, Senior Vice President-In Retirement Business Head Brian W. Nocco, Senior Vice President and Treasurer
         R. Dennis Noice, Senior Vice President-NF Systems
         Mark D. Phelan, Senior Vice President-Individual Investments Business
            Head
         Steven P. Rothman, Senior Vice President-IT Strategy and Solutions
            Delivery
         Gary I. Siroko, Senior Vice President-CIO Strategic Investments
         John S. Skubik, Senior Vice President-Consumer Finance
         Gail G. Snyder, Senior Vice President-Enterprise Portfolio & Strategy
            Management
         Mark D. Torkos, Senior Vice President-Property and Casualty Systems Thomas E. Barnes, Vice President-Assistant to the CEO and Secretary Joseph A. Alutto, Director
         James G. Brocksmith, Jr., Director
         Keith W. Eckel, Director
         Lydia M. Marshall, Director
         Donald L. McWhorter, Director
         Martha James Miller de Lombera, Director
         David O. Miller, Director
         James F. Patterson, Director
         Gerald D. Prothro, Director
         Alex Shumate, Director

         The business address of the Directors and Officers of the Depositor is:
         One Nationwide Plaza, Columbus, Ohio 43215

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed

               ** Subsidiaries included in the respective consolidated financial statements

               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

               **** Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                         United Kingdom                         The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------

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

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     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  94,992    |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
    |   | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
    |   |                          |   |  | -------------                |         |   |                             |
    |   | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
    |   ----------------------------   |  | Casualty-100%                |         |   -------------------------------
    |                                  |  |         (See Page 2)         |         |
    |   ----------------------------   |  |                              |         |
    |   |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
    |   |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
    |   |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
    |   |                          |   |___| Common Stock: 1,050          |        |   |                             |
    |   | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
    |   ----------------------------   |   |                              |        |   | Casualty-100%               |
    |                                  |   | Casualty-21.9%               |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |                 ||
    |   |     NEWHOUSE CAPITAL     |   |                                           |                 ||
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
    |   |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   | Casualty-70%             |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |                          |   |   |                              |        |   |            COMPANY          |
    |   | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |                          |   |   --------------------------------        |   |                             |
    |   |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |                          |___|   |      COMPANY OF FLORIDA      |        |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
    |   |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
    |   |                          |   |   |                              |        |   |                             |
    |   ----------------------------   |   | Casualty-100%                |        |   | Single Member Limited       |
    |                                  |   |                              |        |---| Liability Company           |
    |   ----------------------------   |   --------------------------------        |   |                             |
    |   |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
    |   |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
    |   |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |
    |   |                          |   |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |       AMERICAN MARINE       |
        |                          |   |   |                              |        |   |      UNDERWRITERS, INC.     |
        | Casualty-100%            |   |   |    Casualty-100%             |        |   |                             |
        |                          |   |   |                              |        |   | Common Stock:  20 Shares    |
        | (See page 3)             |   |   --------------------------------        |___| -------------               |
        ----------------------------   |                                               |                             |
                                       |                                               | Casualty-100%               |
                                       |   --------------------------------            |                             |
                                       |   |                              |            -------------------------------
                                       |   |        BLUESPARK, LLC        |
                                       |---|                              |
                                       |   |    Casualty-100%             |
        ----------------------------   |   |                              |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------
        |    INSURANCE COMPANY     |   |
        |                          |___|
        | Casualty-100%            |
        |                          |
        ----------------------------


                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------  Shares        |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   |                              |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |  --------------------------------
                   |   |                              |    |   | -------------                |  |  |                              |
                   |   |                              |    |   |                              |  |  |          NATIONWIDE          |
                   |   | Casualty-90%                 |    |   | Casualty-16.5%               |  |  |        PRIVATE EQUITY        |
                   |   |                              |    |___| Fire-16.5%                   |__|--|          FUND, LLC           |
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|     |                              |
                   |                                       |   | ----------------             |     | Casualty-100%                |
                   |   --------------------------------    |   |                              |     |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |     --------------------------------
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY, LLC         | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |           NATIONWIDE         |
                   |___|     Single Member Limited    |    |   |       MUTUAL CAPITAL,LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2005

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2005


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2005

_______________________________________________________________________________
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|   ---------------------------------       --------------------------------- |
|   |    NATIONWIDE TOWARZYSTWO     |       |     NGH LUXEMBOURG S.a.r.L    | |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |          (LUX SA)             | |
|   |                               |       |                               | |
|   |Common Stock: 17,400,000 Shares|    ___|Common Stock:   225,739 Shares |_|
|   |------------                   |   |   |------------                   | |
|   |                               |   |   |NGH-64.27%                     | |
|   |NGH-100%                       |   |   |NETHER-35.73%                  | |
|   ---------------------------------   |   --------------------------------- |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |                               |   |   |         NGH UK, LTD.          | |
|   |          NATIONWIDE           |   |   |                               | |
|   |      FINANCIAL SP. Z O.O.     |   |   |                               | |
|___|                               |   |   |                               | |
|   |Common Stock: 25,700 Shares    |   |___|                               | |-
|   |------------                   |   |   |                               | |
|   |                               |   |   |                               | |
|   |                               |   |   |LUX SA-100%                    | |
|   |NGH-100%                       |   |   --------------------------------- |
|   ---------------------------------   |                                     |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |      SIAM AR-NA-KHET          |   |   |   GRUPO VIDA PARTICIPACOES    | |
|   |     COMPANY LTD. (SIAM)       |   |   |          LTDA (GRUPO)         | |
|---|                               |   |   |                               | |
    |                               |   |___|                               | |
    |                               |   |   |                               |_|
    |                               |   |   |                               | |
    |NGH-48.99%                     |   |   |                               | |
    ---------------------------------   |   |                               | |
                                        |   |LUX SA-99.99%                  | |
     ---------------------------------  |   |NGH-.01%                       | |-
     |     PANEUROLIFE (PEL)         |  |   --------------------------------- |
     |                               |  |                   |                 |
     |Common Stock:  1,300,000 Shares|  |                   |                 |
     |------------                   |  |   --------------------------------- |
     |                               |__|   |  NATIONWIDE MARITIMA VIDA e   | |
     |                               |  |___|       PREVIDENCIA SA          | |
     |LUX SA-99.99%                  |  |   |                               | |
     |NGH-.01%                       |  |   |Common Stock:  1,121,362,977   | |
     ---------------------------------  |   |------------   Shares          | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |LUX SA-.000003%                | |
     ---------------------------------  |   |NGH BRASIL-99.45%              | |-
     |      VERTBOIS, SA             |  |   --------------------------------- |
     |                               |  |                                     |
     |                               |  |                                     |
     |                               |  |   --------------------------------- |
     |                               |  |   |       EUROPEWIDE LIFE SA      | |
     |                               |  |   |             (EURO)            | |
     |                               |  |   |                               | |
     |                               |  |   |                               | |
     | PEL-99.99%                    |  |   |                               |_|
     | LUX SA-.01%                   |  |___|                               | |
     ---------------------------------  |   |                               | |
                                        |   |LUX SA-99.99%                  | |
                                        |   |NGH-.01%                       | |
                                        |   --------------------------------- |
                                        |                                     |
                                        |                                     |
                                        |                                     |
                                        |                                     |
     ---------------------------------  |   --------------------------------- |
     |    NATIONWIDE GLOBAL          |  |   |    EUROPEWIDE FINANCIAL SA    | |
     |      SERVICES EIG             |  |   |          (EURO FIN)           | |
     |                               |  |   |                               | |
     |                               |  |___|                               |_|
     |PEL-25%                        |      |                               |
     |EURO FIN-25%                   |      |                               |
     |EURO-25%                       |______|LUX SA-99.99%                  |
     |BRANCH-25%                     |______|NGH-.01%                       |
     ---------------------------------      ---------------------------------


                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:  7,000,000 Shares|             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |           (NETHER)            |
       |___|                               |
       |   |NW Corp.-99.84%                |
       |   |--------                       |
       |   |                               |
       |   |NGH-.16%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:     24,906 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------


_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:        254 Shares|
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:       3 Shares   |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |       COMPANY OF NEVADA       |
                                                                       |    |                               |
                                                                       |    |Common Stock:         40 Shares|
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |      HEALTH PLUS, INC.        |
                                                                       |    |                               |
                                                                       |____|Common Stock:        200 Shares|
                                                                            |------------                   |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------

                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line

                                                                      March 31, 2005

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | CAP PRO-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW LIFE-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
|  |                            | |  |         HOUSING, LLC           |     |                           |
|  |TBG-100%                    | |--|                                |     | CPAI-100%                 |
|  ------------------------------ |  | NW Life-45%                    |     -----------------------------
|                                 |  | NW Indemnity-45%               |
|                                 |  ----------------------------------
|  ------------------------------ |
|  |        TBG ADVISORY        | |
|  |    SERVICES CORPORATION    | |
|  |                            | |
|__|                            | |
   |                            | |
   |                            | |
   |                            | |
   |TBG-100%                    | |
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF,INC.        | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------


                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  SERVICES CAPITAL TRUST II    |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
                                      |   -----------------------------      --------------------------------   |
                                      |   |                           |      |      401(k) INVESTMENT       |   |
                                      |   |                           |      |      SERVICES, INC.          |   |
                                      |   |    FINANCIAL HORIZONS     |      |                              |   |
                                      |___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
                                      |___|   AGENCY OF OHIO, INC     |      |-------------                 |   |
                                      |   |                           |      |                              |   |
                                      |   | NFIDAI-100%               |      |401(k)-100%                   |   |
                                      |   -----------------------------      --------------------------------   |
                                      |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |   |                           |      |      401(k) INVESTMENT       |   |
    |  INSTITUTION DISTRIBUTORS     | |   |                           |      |       ADVISORS, INC.         |   |
    |INSURANCE AGENCY, INC. OF MASS.| |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 100 Shares      |_|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  | |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |                                      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |                                      |    THE 401(k) COMPANY        |   |
    |  INSTITUTION DISTRIBUTORS     | |                                      |                              |   |
    | AGENCY, INC. OF NEW MEXICO    | |                                      |Common Stock: 855,000 Shares  |   |
    | Common Stock: 100 Shares      |_|                                      |-------------                 |___|
    | ------------                  |                                        |                              |
    |                               |                                        |                              |
    | NFIDAI-100%                   |                                        |401(k)-100%                   |
    ---------------------------------                                        --------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                          |   |                              |
   | ------------                 | | | ------------              |                          |   |                              |
   |                              | | |                           |                          |   | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                          |   --------------------------------
   -------------------------------- | -----------------------------                          |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   |     NATIONWIDE INSURANCE     |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |   MANAGEMENT SERVICES, INC.  |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   |                              |
   |         ARIZONA              | | |        SO. DAKOTA         |                          |-- |                              |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2005

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (RIVER II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (RIVER)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| RIVER II-100%             |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GGI)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .04%              |  |                                 |
| Casualty - 80.14%         |  |                                 |
| Fire - 19.82%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN       |
  |  |                          |  |  |                          | |   |         LIMITED           |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |                          |     |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |     | GSL - 1%                 | |    ---------------------------
      --------------------------       --------------------------  |
                    |                                              |    ---------------------------
      --------------------------                                   |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)      |
      |                          |                                 |   |                           |
      | GFMI - 94%               |                                 |   | GIM - 50%                 |
      | GSL - 3%                 |                                 |   | GNL - 50%                 |
      | GIM - 3%                 |                                 |    ---------------------------
       --------------------------                                  |
                                                                   |    ---------------------------
      --------------------------                                   |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)      |
     |     GARTMORE NO. 1       |                                  |___|                           |
     |  GENERAL PARTNER, LTD.   |                                      |                           |
_____|                          |                                      | GIM - 50%                 |
     |                          |                                      | GSL - 50%                 |
     |                          |                                       ---------------------------
     | GIM - 100%               |                                   *In Members Voluntary Liquidation
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------


          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.01%              |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2005

Item 27.      NUMBER OF CONTRACT OWNERS


              The number of Qualified and Non-Qualified contract owners as of February 14, 2005 was 2,550 and 4,259 respectively.

Item 28.      INDEMNIFICATION

              Provision is made in Nationwide's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.

              Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.      PRINCIPAL UNDERWRITER

(a) Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

       Nationwide Variable Account-9
       Nationwide Variable Account-12
       Nationwide VA Separate Account-D
       Nationwide VLI Separate Account-5

       Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:


       Waddell & Reed Advisors Asset Strategy Fund, Inc. Waddell & Reed Advisors Cash Management, Inc.
       Waddell & Reed Advisors Continental Income Fund, Inc. Waddell & Reed Fixed Income Funds, Inc.
           Waddell & Reed Government Securities Fund
           Waddell & Reed Limited Term Bond Fund
       Waddell & Reed Advisors Funds, Inc.
           Waddell & Reed Advisors Accumulative Fund
           Waddell & Reed Advisors Bond Fund
           Waddell & Reed Advisors Core Investment Fund
           Waddell & Reed Advisors Science and Technology Fund Waddell & Reed Advisors Global Bond Fund, Inc.
       Waddell & Reed Advisors High Income Fund, Inc.
       Waddell & Reed Advisors International Growth Fund, Inc. Waddell & Reed Advisors Municipal Bond Fund, Inc. Waddell & Reed Advisors Municipal High Income Fund, Inc. Waddell & Reed Advisors New Concepts Fund, Inc.
       Waddell & Reed Advisors Retirement Shares, Inc.
       Waddell & Reed Advisors Select Funds, Inc.
           Waddell & Reed Advisors Dividend Income Fund
           Waddell & Reed Advisors Value Fund
       Waddell & Reed Advisors Small Cap Fund, Inc.
       Waddell & Reed Advisors Tax-Managed Equity Fund, Inc. Waddell & Reed Advisors Vanguard Fund, Inc.
       Waddell & Reed InvestEd Portfolios, Inc.
       W&R Target Funds, Inc.

           Asset Strategy Portfolio
           Balanced Portfolio

           Bond Portfolio
           Core Equity Portfolio
           Dividend Income Portfolio
           Global Natural Resources Portfolio
           Growth Portfolio
           High Income Portfolio
           International Growth Portfolio
           International Value Portfolio
           Limited-Term Bond Portfolio
           Micro Cap Growth Portfolio
           Mid Cap Growth Portfolio
           Money Market Portfolio
           Mortgage Securities Portfolio
           Real Estate Securities Portfolio
           Science and Technology Portfolio
           Small Cap Growth Portfolio
           Small Cap Value Portfolio
           Value Portfolio

(b) Directors and officers of Waddell & Reed, Inc.:

       Thomas W. Butch, Chairman of the Board, Director, President and Chief
          Marketing Officer
       Keith A. Tucker, Director
       Henry J. Hermann, Director
       Steven E. Anderson, Senior Executive Vice President and National
          Sales Manager
       Bradley D. Hofmeister, Executive Vice President and Associate
          National Sales Manager
       Daniel C. Schulte, Senior Vice President and General Counsel
       Michael D. Strohm, Director, Chief Operations Officer and Chief
          Executive Officer
       Mark A. Schieber, Vice President, Principal Accounting Officer, and
          Principal Financial Officer
       Wendy J. Hills, Secretary
       Brent K. Bloss, Vice President and Treasurer

       The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202.


(c)
       ------------------------------ ------------------------ ----------------------- ------------------ ------------------
       NAME OF PRINCIPAL UNDERWRITER  NET UNDERWRITING         COMPENSATION ON         BROKERAGE          COMPENSATION
                                      DISCOUNTS AND            REDEMPTION OR           COMMISSIONS
                                      COMMISSIONS              ANNUITIZATION
       ------------------------------ ------------------------ ----------------------- ------------------ ------------------
       Waddell & Reed, Inc.           N/A                      N/A                     N/A                N/A
       ------------------------------ ------------------------ ----------------------- ------------------ ------------------



Item 30.      LOCATION OF ACCOUNTS AND RECORDS


              M. Eileen Kennedy
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215


Item 31.      MANAGEMENT SERVICES
              Not Applicable

Item 32.      UNDERTAKINGS

              The Registrant hereby undertakes to:

              (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

              (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

              (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

              The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with
              Section 403(b)(11) of the Code.


              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

            CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors of Nationwide Life and Annuity Insurance Company and Contract Owners of Nationwide VA Separate Account - D:



We consent to use of our reports for Nationwide VA Separate Account-D dated March 4, 2005 and for Nationwide Life and Annuity Insurance Company dated April 15, 2005 included herein, and to the reference to our firm under the heading "Services" in the Statement of Additional Information (File No. 333-45976). Our report for Nationwide Life and Annuity Insurance Company refers to the adoption of the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Separate Accounts in 2004.






KPMG LLP

Columbus, Ohio
April 25, 2005

                                   SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VA SEPARATE ACCOUNT-D, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 25th day of April, 2005.

                       NATIONWIDE VA SEPARATE ACCOUNT-D
--------------------------------------------------------------------------------
                               (Registrant)

                   NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
                                   (Depositor)


                          By /s/ PAIGE L. RYAN, ESQ.

--------------------------------------------------------------------------------

                                Paige L. Ryan, Esq.

As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on the 25th day of April, 2005.

W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Chairman of the Board and President

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

MARTHA JAMES MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha James Miller de Lombera, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                                                                          By /s/ PAIGE L. RYAN
                                                                          ------------------------------------------------------
                                                                                              Paige L. Ryan
                                                                                            Attorney-in-Fact
